UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08134

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
High Yield Municipal
Income Fund
Semiannual Report
July 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2022
Eaton Vance
High Yield Municipal Income Fund

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Performance

Portfolio Manager(s) Cynthia J. Clemson and William J. Delahunty, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/07/1995	08/07/1995	(6.18)%	(8.69)%	2.43%	3.73%
Class A with 3.25% Maximum Sales Charge	—	—	(9.28)	(11.68)	1.75	3.39
Class C at NAV	06/18/1997	08/07/1995	(6.57)	(9.41)	1.65	3.11
Class C with 1% Maximum Sales Charge	—	—	(7.49)	(10.29)	1.65	3.11
Class I at NAV	05/09/2007	08/07/1995	(6.06)	(8.45)	2.68	4.00
Class W at NAV	10/01/2021	08/07/1995	(5.85)	(8.15)	2.75	4.03

Bloomberg Municipal Bond Index	—	—	(3.95)%	(6.93)%	1.88%	2.49%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class W
Gross	0.76%	1.51%	0.51%	0.48%
Net	0.76	1.51	0.51	0.09
% Distribution Rates/Yields[4]	Class A	Class C	Class I	Class W
Distribution Rate	3.63%	2.89%	3.88%	4.33%
Taxable-Equivalent Distribution Rate	6.13	4.88	6.55	7.32
SEC 30-day Yield	3.06	2.42	3.41	3.84
Taxable-Equivalent SEC 30-day Yield	5.17	4.09	5.76	6.49
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	4.85%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Fund Profile

Credit Quality (% of total investments)*,**
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
**	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.
3

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class W is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. Net expense ratio for Class W reflects a contractual expense reimbursement of investment advisory fees that continues through 5/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profile subject to change due to active management.

4

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2022 to July 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (2/1/22)	Ending Account Value (7/31/22)	Expenses Paid During Period* (2/1/22 – 7/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 938.20	$3.99	0.83%
Class C	$1,000.00	$ 934.30	$7.58	1.58%
Class I	$1,000.00	$ 939.40	$2.79	0.58%
Class W	$1,000.00	$ 941.50	$0.67**	0.14%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.68	$4.16	0.83%
Class C	$1,000.00	$1,016.96	$7.90	1.58%
Class I	$1,000.00	$1,021.92	$2.91	0.58%
Class W	$1,000.00	$1,024.10	$0.70**	0.14%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2022.
**	Absent a reimbursement of investment advisory fees by an affiliate, expenses would be higher.
5

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.1%
Security	Principal Amount (000's omitted)	Value
Hospital — 1.3%
Boston Medical Center Corp., 4.581%, 7/1/47	$4,165	$ 3,772,564
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	5,365	5,284,525
Montefiore Obligated Group, 4.287%, 9/1/50	8,915	6,706,616
		$ 15,763,705
Other — 0.7%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$7,980	$ 9,241,080
		$ 9,241,080
Other Revenue — 0.1%
YMCA of Greater New York, 2.303%, 8/1/26	$1,055	$ 978,652
		$ 978,652
Total Corporate Bonds (identified cost $27,442,200)		$ 25,983,437

Tax-Exempt Municipal Obligations — 98.3%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(2)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(3)	$567	$ 102,094
		$ 102,094
Education — 4.2%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/39(1)	$1,270	$ 1,288,301
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	925	787,360
Build NYC Resource Corp., NY, (New World Preparatory Charter School):
4.00%, 6/15/51	160	136,550
4.00%, 6/15/56	125	104,510
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	545	553,311
5.375%, 6/15/48(1)	1,020	1,020,683
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 5.00%, 8/1/55	325	335,855
Security	Principal Amount (000's omitted)	Value
Education (continued)
Colorado Educational and Cultural Facilities Authority, (Aspen View Academy):
4.00%, 5/1/41	$150	$ 137,103
4.00%, 5/1/51	500	429,930
District of Columbia, (District of Columbia International School), 5.00%, 7/1/39	710	735,297
District of Columbia, (KIPP DC):
4.00%, 7/1/44	270	257,148
4.00%, 7/1/49	385	358,593
District of Columbia, (Rocketship DC Obligated Group):
5.00%, 6/1/41(1)	1,190	1,227,616
5.00%, 6/1/49(1)	2,100	2,131,332
5.00%, 6/1/61(1)	1,175	1,187,102
Florida Development Finance Corp., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51(1)	1,000	847,920
Florida Development Finance Corp., (River City Science Academy Project), 4.00%, 7/1/55	750	637,178
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	750	755,220
Indiana Finance Authority, (KIPP Indianapolis, Inc.):
5.00%, 7/1/40	170	173,215
5.00%, 7/1/55	460	461,845
Indiana Finance Authority, (Valparaiso University):
4.00%, 10/1/34	500	504,695
4.00%, 10/1/35	650	654,303
Kentucky Bond Development Corp., (Centre College), 4.00%, 6/1/46	800	767,744
Kentucky Bond Development Corp., (Transylvania University):
4.00%, 3/1/46	2,805	2,684,609
4.00%, 3/1/49	705	668,559
Los Ranchos de Albuquerque, NM, (Albuquerque Academy):
4.00%, 9/1/35	300	317,205
4.00%, 9/1/40	1,200	1,235,220
Louisiana Public Facilities Authority, (Loyola University), 4.00%, 10/1/51	1,170	1,087,094
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools):
4.00%, 7/1/51(1)	1,650	1,414,809
4.00%, 7/1/56(1)	1,220	1,018,200
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/46	4,000	4,143,880
Michigan State University, 5.00%, 2/15/44	1,000	1,107,340
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/35	1,000	1,042,830

6
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Public Finance Authority, WI, (North Carolina Leadership Academy):
4.00%, 6/15/29(1)	$265	$ 259,530
5.00%, 6/15/39(1)	205	206,347
5.00%, 6/15/49(1)	260	258,084
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	1,000	847,110
5.00%, 4/1/40(1)	840	869,114
5.00%, 4/1/50(1)	2,510	2,567,554
Romeoville, IL, (Lewis University):
5.00%, 10/1/27	1,000	1,053,580
5.00%, 10/1/29	1,000	1,046,460
5.00%, 10/1/30	1,000	1,042,920
5.00%, 10/1/35	2,000	2,070,280
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/54	2,000	1,854,860
University of California, 5.00%, 5/15/38(4)	10,000	10,237,100
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/40	750	697,650
		$ 53,223,146
Electric Utilities — 3.1%
Arkansas River Power Authority, CO:
5.00%, 10/1/31	$1,500	$ 1,624,695
5.00%, 10/1/32	1,500	1,618,230
5.00%, 10/1/38	9,325	9,933,270
5.00%, 10/1/43	2,250	2,353,185
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	15,890	15,433,003
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 4.00%, 3/1/37	7,500	7,534,425
		$ 38,496,808
Escrowed/Prerefunded — 4.1%
Build NYC Resource Corp., NY, (YMCA of Greater New York):
Prerefunded to 8/1/25, 4.00%, 8/1/31	$650	$ 689,650
Prerefunded to 8/1/25, 4.00%, 8/1/36	875	928,375
Central Texas Regional Mobility Authority, Prerefunded to 7/1/25, 5.00%, 1/1/35	1,100	1,202,080
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), Prerefunded to 12/1/22, 5.00%, 12/1/33	5,000	5,057,750
Dawson Ridge Metropolitan District No. 1, CO, Escrowed to Maturity, 0.00%, 10/1/22	3,500	3,491,915
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.):
Prerefunded to 7/1/24, 5.00%, 7/1/34	$750	$ 795,952
Prerefunded to 7/1/24, 5.00%, 7/1/39	1,250	1,326,587
Illinois Finance Authority, (Plymouth Place, Inc.), Prerefunded to 5/15/25, 5.00%, 5/15/37	1,000	1,083,490
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Prerefunded to 11/15/24, 4.25%, 11/15/41	3,940	4,147,008
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University):
Prerefunded to 4/1/24, 5.00%, 4/1/34	3,885	4,087,875
Prerefunded to 4/1/24, 5.00%, 4/1/39	3,500	3,682,770
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University):
Prerefunded to 4/1/25, 5.00%, 4/1/30	800	866,240
Prerefunded to 4/1/25, 5.00%, 4/1/35	1,000	1,082,800
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), Prerefunded to 12/1/24, 5.00%, 12/1/31	6,250	6,716,750
San Joaquin Hills Transportation Corridor Agency, CA, Prerefunded to 1/15/25, 5.00%, 1/15/44	10,000	10,796,300
Savannah Economic Development Authority, GA, (Marshes Skidaway Island Project), Prerefunded to 1/1/24, 7.00%, 1/1/34	3,000	3,218,220
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	1,455	1,554,464
		$ 50,728,226
General Obligations — 7.3%
Broward County School Board, FL, 5.00%, 7/1/51(4)	$5,000	$ 5,702,200
Centennial Independent School District No. 12, Circle Pines, MN:
0.00%, 2/1/31	1,225	936,745
0.00%, 2/1/33	1,500	1,049,340
Chicago Board of Education, IL:
5.00%, 12/1/26	1,595	1,702,662
5.00%, 12/1/36	5,560	5,921,511
5.00%, 12/1/42	6,820	6,825,047
Chicago, IL, 5.00%, 1/1/40	2,000	2,102,880
Detroit, MI:
5.00%, 4/1/30	1,400	1,515,262
5.00%, 4/1/31	865	930,109
5.50%, 4/1/31	565	637,461
5.50%, 4/1/32	595	668,399

7
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Detroit, MI: (continued)
5.50%, 4/1/35	$350	$ 388,847
5.50%, 4/1/45	1,930	2,096,540
5.50%, 4/1/50	2,320	2,507,363
Illinois:
4.00%, 6/1/33	4,000	4,022,120
4.00%, 11/1/40	4,000	3,858,000
5.00%, 11/1/30	7,200	7,708,896
5.00%, 5/1/33	9,480	10,180,003
5.00%, 5/1/35	3,500	3,582,005
5.00%, 12/1/42	8,125	8,524,994
5.25%, 7/1/30	2,800	2,872,408
5.50%, 5/1/39	1,085	1,210,817
5.50%, 3/1/47	2,000	2,245,180
5.75%, 5/1/45	1,115	1,251,699
Puerto Rico:
0.00%, 7/1/24	190	176,660
0.00%, 7/1/33	731	435,474
4.00%, 7/1/33	568	544,933
4.00%, 7/1/35	510	483,177
4.00%, 7/1/37	438	410,335
5.25%, 7/1/23	317	323,495
5.625%, 7/1/27	627	679,783
5.625%, 7/1/29	1,216	1,346,414
5.75%, 7/1/31	599	673,334
Sherwood School District No. 88J, OR, 0.00%, 6/15/37	3,630	1,956,897
Will and Cook Counties Community High School District No. 210, IL:
0.00%, 1/1/27	60	53,048
3.375%, 1/1/33	450	428,485
5.00%, 1/1/28	3,500	3,557,750
Ysleta Independent School District, TX, (PSF Guaranteed), 4.25%, 8/15/56	1,500	1,566,030
		$ 91,076,303
Hospital — 7.6%
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/33	$2,200	$ 2,274,624
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 4.00%, 7/1/40	1,000	1,016,180
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/40	550	559,999
5.00%, 11/1/44	500	506,760
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	1,000	1,047,380
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	$2,400	$ 2,512,584
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/32	2,000	2,049,820
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	1,655	1,631,151
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,316,669
Cuyahoga County, OH, (The MetroHealth System):
5.00%, 2/15/31	1,500	1,589,610
5.00%, 2/15/32	1,500	1,581,855
Decatur Hospital Authority, TX, (Wise Health System):
4.00%, 9/1/34	1,604	1,583,742
4.00%, 9/1/44	9,039	8,104,819
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	2,965	3,012,588
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center):
Prerefunded to 6/1/23, 5.50%, 6/1/29	710	731,960
Prerefunded to 6/1/23, 6.00%, 6/1/39	3,805	3,937,680
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/37	4,385	4,639,549
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/44	4,000	4,261,760
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	1,137,942
Muskingum County, OH, (Genesis HealthCare System Obligated Group):
5.00%, 2/15/33	2,775	2,786,267
5.00%, 2/15/48	3,000	3,001,230
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
4.00%, 7/1/48	6,265	6,052,491
5.00%, 7/1/41	1,750	1,796,533
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/32(1)	1,000	1,062,160
5.00%, 12/1/33(1)	2,000	2,115,440
5.00%, 12/1/34(1)	3,900	4,111,107
5.00%, 12/1/35(1)	1,000	1,051,190
(AMT), 5.00%, 12/1/40(1)	2,300	2,365,113
Niagara Area Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/52	2,000	1,963,940
Palm Beach County Health Facilities Authority, FL, (Baptist Health South Florida Obligated Group), 3.00%, 8/15/44	1,170	966,432

8
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group):
5.00%, 12/1/35	$3,100	$ 3,144,826
5.75%, 12/1/32	4,050	4,076,528
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children's Medical Center), 5.25%, 12/1/39(4)	7,000	7,300,230
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/38	2,500	2,635,125
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	2,580	2,663,489
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,582,500
		$ 95,171,273
Housing — 1.7%
California Municipal Finance Authority, (CityView Apartments), Sustainability Bonds, 4.00%, 11/1/36(1)	$5,175	$ 4,661,588
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(1)	4,000	3,705,880
CSCDA Community Improvement Authority, CA, Essential Housing Revenue:
Social Bonds, 3.00%, 12/1/56(1)	5,630	4,264,894
Social Bonds, 3.00%, 3/1/57(1)	3,400	2,573,052
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 4.00%, 7/1/40	1,000	928,440
Public Finance Authority, WI, (University of Hawaii Foundation), Green and Social Bonds, 4.00%, 7/1/51(1)	2,500	2,283,750
Texas Student Housing Corp., (University of North Texas):
9.375%, 7/1/06(5)	860	860,000
11.00%, 7/1/31(5)	2,000	2,000,000
		$ 21,277,604
Industrial Development Revenue — 12.6%
Arkansas Development Finance Authority, (Big River Steel), Green Bonds, (AMT), 4.75%, 9/1/49(1)	$7,750	$ 7,799,290
Denver City and County, CO, (United Airlines), (AMT), 5.00%, 10/1/32	1,890	1,905,649
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52(1)	4,500	4,551,030
Houston, TX, (United Airlines, Inc. Terminal E Project), (AMT), 4.75%, 7/1/24	3,850	3,903,438
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Houston, TX, (United Airlines, Inc.):
(AMT), 4.00%, 7/15/41	$4,595	$ 4,183,472
(AMT), 5.00%, 7/15/27	1,750	1,820,438
Iowa Finance Authority, (Iowa Fertilizer Co.), 5.00%, 12/1/50	11,500	12,076,840
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.), (AMT), 3.50%, 12/1/51(1)	5,250	4,064,865
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	4,050	4,058,586
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,880	1,931,681
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	2,650	2,466,461
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	6,500	6,501,820
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(1)	805	792,965
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	1,005,080
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	6,335	6,256,636
(AMT), 4.875%, 11/1/42(1)	6,965	6,974,263
Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	13,890	12,334,320
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(1)	480	433,934
New Jersey Economic Development Authority, (Continental Airlines):
(AMT), 5.25%, 9/15/29	8,285	8,378,372
(AMT), 5.50%, 6/1/33	4,375	4,467,619
(AMT), 5.625%, 11/15/30	2,045	2,113,058
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	5,100	4,660,686
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	5,500	5,266,250
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	14,660	14,417,963
(AMT), 5.00%, 10/1/40	7,065	7,361,871
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(1)	1,000	1,002,390
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	13,570	13,591,576
Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	5,000	5,139,100

9
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	$6,290	$ 6,148,098
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	475	474,620
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(1)	1,440	1,443,298
		$ 157,525,669
Insured - Escrowed/Prerefunded — 1.0%
Irvington Township, NJ, (AGM), Prerefunded to 7/15/24, 5.00%, 7/15/32	$1,000	$ 1,063,500
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	10,000	11,056,500
		$ 12,120,000
Insured - General Obligations — 1.3%
Atlantic City, NJ:
(AGM), 4.00%, 3/1/42	$480	$ 488,035
(BAM), 5.00%, 3/1/42	1,250	1,351,737
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/26	500	547,640
McHenry County Community Unit School District No. 12, IL, (Johnsburg):
(AGM), 5.00%, 1/1/31	3,175	3,313,589
(AGM), 5.00%, 1/1/32	1,215	1,267,865
(AGM), 5.00%, 1/1/33	1,405	1,465,724
(AGM), 5.00%, 7/1/34	2,810	2,931,055
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	5,000	5,175,450
		$ 16,541,095
Insured - Hospital — 0.2%
Grand Forks, ND, (Altru Health System), (AGM), 3.00%, 12/1/46	$3,250	$ 2,697,435
		$ 2,697,435
Insured - Other Revenue — 2.3%
Harris County-Houston Sports Authority, TX:
(AGM), (NPFG), 0.00%, 11/15/34	$12,700	$ 7,228,713
(NPFG), 0.00%, 11/15/26	9,395	8,188,212
(NPFG), 0.00%, 11/15/28	9,600	7,696,032
(NPFG), Escrowed to Maturity, 0.00%, 11/15/26	1,115	1,015,988
(NPFG), Escrowed to Maturity, 0.00%, 11/15/28	400	343,568
Security	Principal Amount (000's omitted)	Value
Insured - Other Revenue (continued)
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/40	$1,750	$ 1,547,298
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 0.00%, 3/1/34	3,500	2,295,090
		$ 28,314,901
Insured - Special Tax Revenue — 2.5%
Illinois Sports Facilities Authority:
(AMBAC), 0.00%, 6/15/25	$750	$ 691,755
(AMBAC), 0.00%, 6/15/26	2,380	2,124,911
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (BAM), 4.00%, 12/15/42	4,060	4,054,844
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	14,500	18,671,215
Tolomato Community Development District, FL:
(AGM), 3.75%, 5/1/39	2,515	2,490,982
(AGM), 3.75%, 5/1/40	2,985	2,921,748
		$ 30,955,455
Insured - Transportation — 1.5%
Chicago, IL, (O'Hare International Airport):
(AGM), 5.25%, 1/1/32	$1,500	$ 1,518,225
(AGM), 5.25%, 1/1/33	650	657,715
(AGM), 5.50%, 1/1/43	1,355	1,370,461
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	3,279,113
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	2,176,169
Ohio, (Portsmouth Gateway Group, LLC):
(AGM), (AMT), 5.00%, 12/31/27	1,150	1,234,893
(AGM), (AMT), 5.00%, 12/31/28	1,600	1,712,048
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	7,389,066
		$ 19,337,690
Insured - Water and Sewer — 0.7%
Jefferson County, AL, Sewer Revenue:
(AGM), 0.00%, 10/1/27	$2,155	$ 1,735,227
(AGM), 0.00%, 10/1/28	3,965	2,990,165
(AGM), 0.00%, 10/1/29	3,035	2,138,431
(AGM), 0.00%, 10/1/30	2,580	1,694,338
		$ 8,558,161

10
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 1.7%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), Prerefunded to 12/1/23, 5.00%, 12/1/29(4)	$10,875	$ 11,360,242
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	1,530	1,637,330
5.00%, 6/15/44	8,290	8,862,093
		$ 21,859,665
Nursing Home — 0.0%(2)
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$315	$ 317,826
		$ 317,826
Other Revenue — 4.0%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$14,780	$ 14,779,852
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	6,250	1,125,000
Kalispel Tribe of Indians, WA, 5.25%, 1/1/38(1)	1,260	1,368,927
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/29 (Put Date), 12/1/52(6)	7,000	7,502,460
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	5,000	4,728,850
Military Installation Development Authority, UT, 4.00%, 6/1/41	1,500	1,269,375
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	2,040	2,195,346
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37(4)	10,000	10,582,300
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,105	5,661,394
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 4.00%, 6/1/30	700	730,492
		$ 49,943,996
Senior Living/Life Care — 12.5%
Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$1,350	$ 1,366,848
Atlantic Beach, FL, (Fleet Landing):
5.00%, 11/15/37	7,945	8,061,076
5.00%, 11/15/38	1,000	1,059,340
California Municipal Finance Authority, (Mt. San Antonio Gardens), 4.00%, 11/15/52	880	784,890
California Public Finance Authority, (Enso Village), Green Bonds, 3.125%, 5/15/29(1)	360	337,540
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Centerville, OH, (Graceworks Lutheran Services):
5.25%, 11/1/37	$3,250	$ 3,298,782
5.25%, 11/1/47	3,190	3,195,519
Clackamas County Hospital Facility Authority, OR, (Mary's Woods at Marylhurst), 5.00%, 5/15/48	425	398,085
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	250	250,665
5.375%, 11/15/55	300	302,055
Colorado Health Facilities Authority, (Aberdeen Ridge):
5.00%, 5/15/44	2,250	2,086,447
5.00%, 5/15/58	2,525	2,197,735
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 5.00%, 1/1/38	1,210	1,215,869
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	770,025
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(1)	1,000	1,005,450
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	1,600	1,617,968
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	991,120
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	129,001
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	415	418,179
6.375%, 1/1/33	655	661,216
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.):
5.125%, 11/15/32	525	529,400
5.25%, 11/15/37	480	483,768
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,673,733
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/41	400	392,800
Iowa Finance Authority, (Lifespace Communities, Inc.):
4.125%, 5/15/38	1,500	1,368,510
5.00%, 5/15/43	3,250	3,237,260
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	2,500	2,603,900
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	1,550	1,664,437
5.00%, 11/15/38(1)	1,010	1,071,166
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
5.00%, 10/1/37(1)	1,000	1,052,600
5.00%, 10/1/47(1)	1,280	1,346,637

11
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.): (continued)
5.00%, 10/1/57(1)	$2,410	$ 2,535,199
Massachusetts Development Finance Agency, (Orchard Cove, Inc.), 5.00%, 10/1/39	370	391,049
Massachusetts Development Finance Agency, (Salem Community Corp.), 5.125%, 1/1/40	1,020	1,028,670
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30(5)	25	20,750
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,334,515
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/48	9,045	9,193,971
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront):
5.125%, 10/1/34	2,500	2,545,650
5.40%, 10/1/44	1,770	1,796,904
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	585	567,743
5.625%, 7/1/46(1)	555	553,157
5.75%, 7/1/54(1)	1,745	1,745,750
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/37	6,320	6,442,418
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52(6)	15,000	15,499,200
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.00%, 1/1/25	1,600	1,595,216
4.375%, 1/1/39	1,250	1,177,875
5.00%, 1/1/49	6,000	5,964,900
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,675	1,789,017
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/45	1,000	990,450
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)(6)	6,000	5,998,391
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton):
4.25%, 6/1/56	1,835	1,561,255
5.00%, 6/1/55	6,300	6,369,363
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(1)	770	773,434
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(1)	1,445	1,468,900
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/30	$1,945	$ 1,979,640
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis Obligated Group), 5.00%, 9/1/38	1,250	1,225,588
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	725	771,668
6.75%, 11/15/51	3,250	3,443,895
6.875%, 11/15/55	200	213,016
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace):
5.00%, 10/1/34	2,130	2,187,105
5.00%, 10/1/44	5,410	5,508,570
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.125%, 10/1/52(1)	3,350	3,297,572
Warren County, OH, (Otterbein Homes Obligated Group):
5.00%, 7/1/39	1,975	2,036,857
5.50%, 7/1/39	500	517,185
Washington Housing Finance Commission, (Bayview Manor Homes):
5.00%, 7/1/36(1)	1,500	1,504,680
5.00%, 7/1/46(1)	1,250	1,210,963
Washington Housing Finance Commission, (Horizon House):
5.00%, 1/1/43(1)	4,000	4,213,280
5.00%, 1/1/48(1)	4,815	5,056,665
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/44(1)	2,780	2,698,296
5.00%, 1/1/49(1)	695	663,822
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/38	175	164,525
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	2,630	2,648,147
Wisconsin Health and Educational Facilities Authority, (Oakwood Lutheran Senior Ministries), 4.00%, 1/1/47	600	518,196
		$ 156,775,468
Special Tax Revenue — 5.3%
Aliso Viejo Community Facilities District No. 2005-01, CA, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$6,985	$ 7,223,468
Conroe Local Government Corp., TX, (Conroe Convention Center Hotel):
3.50%, 10/1/31(1)	685	589,675
5.00%, 10/1/50(1)	1,605	1,393,236

12
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Irvine Community Facilities District No. 2013-3, CA, (Great Park), 5.00%, 9/1/39	$2,000	$ 2,058,160
Jurupa Public Financing Authority, CA, 5.00%, 9/1/33	600	636,528
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	4,275	4,342,374
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	585	516,502
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(1)	900	938,817
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	4,460	4,557,050
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(5)	1,005	10
5.75%, 5/1/38	1,105	1,113,884
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/46	5,000	5,055,250
5.00%, 2/15/37(4)	10,000	10,615,100
Puerto Rico Sales Tax Financing Corp.:
4.329%, 7/1/40	5,700	5,657,307
5.00%, 7/1/58	5,260	5,318,754
Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,255,625
South Orange County Public Financing Authority, CA, (Ladera Ranch):
5.00%, 8/15/31	1,500	1,525,080
5.00%, 8/15/33	1,000	1,017,070
5.00%, 8/15/34	450	457,717
South Village Community Development District, FL:
3.50%, 5/1/32	790	785,750
3.625%, 5/1/35	485	480,417
3.75%, 5/1/38	1,010	986,225
4.875%, 5/1/35	500	507,520
5.00%, 5/1/38	100	101,612
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	1,038	998,407
Series A2, 5.80%, 5/1/35	795	564,975
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	545	466,956
Tolomato Community Development District, FL:
3.00%, 5/1/32	1,540	1,355,077
3.25%, 5/1/40	2,865	2,387,834
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	$3,405	$ 3,406,328
		$ 66,312,708
Student Loan — 0.4%
New Jersey Higher Education Student Assistance Authority:
(AMT), 4.00%, 12/1/30	$2,075	$ 2,108,159
(AMT), 4.75%, 12/1/43	2,765	2,774,539
		$ 4,882,698
Transportation — 24.1%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/41	$2,000	$ 2,123,720
Broward County, FL, Port Facilities Revenue, (AMT), 5.25%, 9/1/47	2,000	2,208,480
California Municipal Finance Authority, (LINXS Automated People Mover):
(AMT), 5.00%, 12/31/36	1,740	1,837,701
(AMT), 5.00%, 12/31/43	1,000	1,043,150
Chesapeake Bay Bridge and Tunnel Commission, VA, 5.00%, 7/1/46	4,000	4,200,960
Chicago, IL, (O'Hare International Airport):
5.00%, 1/1/35	2,500	2,672,275
5.00%, 1/1/38	5,000	5,321,750
(AMT), 4.375%, 1/1/40	2,500	2,520,075
(AMT), 5.00%, 1/1/25	2,555	2,588,675
(AMT), 5.00%, 1/1/26	2,170	2,197,516
(AMT), 5.00%, 7/1/33	500	533,435
(AMT), 5.00%, 7/1/38	1,500	1,578,900
(AMT), 5.00%, 1/1/48	7,000	7,381,710
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,520,075
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
4.00%, 11/1/45(6)	10,000	10,115,200
(AMT), 5.25%, 11/1/29	7,000	7,225,610
Denver City and County, CO, Airport System Revenue, (AMT), 4.125%, 11/15/47	5,000	5,037,800
Eagle County Air Terminal Corp., CO:
(AMT), 5.00%, 5/1/37	1,000	1,039,320
(AMT), 5.00%, 5/1/41	4,940	5,094,375

13
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Florida Development Finance Corp., (Brightline Florida Passenger Rail), Green Bonds, (AMT), 7.375%, 1/1/49(1)	$8,840	$ 8,851,669
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,091,973
Hidalgo County Regional Mobility Authority, TX:
4.00%, 12/1/39	340	332,078
4.00%, 12/1/40	400	388,824
4.00%, 12/1/41	400	386,888
Illinois Toll Highway Authority, 5.00%, 1/1/40(4)	15,000	15,935,401
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project):
0.00%, 7/1/29	1,135	859,365
0.00%, 7/1/30	500	352,780
0.00%, 7/1/31	1,150	754,550
Prerefunded to 7/1/23, 0.00%, 7/1/28	2,690	1,944,090
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	450	490,716
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/43	7,500	7,944,675
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	11,500	12,239,105
Metropolitan Washington Airports Authority, D.C., (AMT), 4.00%, 10/1/38	565	570,949
Mid-Bay Bridge Authority, FL:
5.00%, 10/1/30	2,050	2,155,575
5.00%, 10/1/35	5,000	5,206,900
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,112,950
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/39	3,150	3,192,588
5.00%, 6/15/44	3,200	3,414,720
5.25%, 6/15/43	960	1,040,822
New Jersey Turnpike Authority, 5.00%, 1/1/48(4)	5,000	5,506,950
New Orleans Aviation Board, LA, (North Terminal Project):
(AMT), 5.00%, 1/1/35	2,000	2,076,500
(AMT), 5.00%, 1/1/43	1,500	1,566,990
New York Thruway Authority, 4.00%, 1/1/45	7,770	7,801,468
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/41	1,705	1,760,702
(AMT), 5.00%, 7/1/46	7,730	7,965,610
(AMT), 5.25%, 1/1/50	7,520	7,772,146
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/42	$2,400	$ 2,299,680
(AMT), 4.00%, 12/1/39	300	287,085
(AMT), 4.00%, 12/1/41	300	282,819
(AMT), 4.00%, 12/1/41	500	483,340
(AMT), 5.00%, 12/1/30	4,700	5,207,224
(AMT), 5.00%, 12/1/31	8,050	8,923,264
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	470	487,371
North East Texas Regional Mobility Authority, 5.00%, 1/1/41	5,250	5,428,605
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	5,508,518
Pennsylvania Turnpike Commission, (LOC: TD Bank, N.A.), 1.43%, 12/1/39(7)	20,000	20,000,000
Port Authority of New York and New Jersey:
(AMT), 4.00%, 9/1/33(4)	12,080	12,291,279
(AMT), 4.00%, 9/15/43	3,640	3,653,140
(AMT), 5.00%, 10/15/35	4,050	4,317,624
Port Freeport, TX, (AMT), 4.00%, 6/1/51	1,500	1,509,420
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/48	7,360	7,897,648
South Jersey Port Corp., NJ:
(AMT), 5.00%, 1/1/42	2,500	2,587,225
(AMT), 5.00%, 1/1/48	5,500	5,662,470
South Jersey Transportation Authority, 5.00%, 11/1/32	2,250	2,318,288
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
4.00%, 12/31/37	315	312,877
4.00%, 12/31/38	585	577,916
4.00%, 12/31/39	305	299,876
5.00%, 12/31/35	375	404,314
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	11,865	12,206,356
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	16,430	16,880,510
Texas Transportation Commission, (State Highway System):
0.00%, 8/1/36	550	296,835
0.00%, 8/1/46	2,500	773,850
Virginia Small Business Financing Authority, (Transform 66 P3 Project):
(AMT), 4.00%, 1/1/40	2,785	2,726,292

14
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Virginia Small Business Financing Authority, (Transform 66 P3 Project): (continued)
(AMT), 5.00%, 12/31/52	$2,500	$ 2,593,425
		$ 302,174,962
Water and Sewer — 0.2%
Great Lakes Water Authority, MI, 5.00%, 7/1/49	$1,000	$ 1,118,330
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	1,905	1,991,582
		$ 3,109,912
Total Tax-Exempt Municipal Obligations (identified cost $1,223,005,466)		$1,231,503,095

Taxable Municipal Obligations — 5.4%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(2)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23	$230	$ 41,343
		$ 41,343
Education — 0.3%
California Municipal Finance Authority, (Albert Einstein Academies):
4.35%, 8/1/38(1)	$1,100	$ 930,743
4.50%, 8/1/43(1)	1,500	1,165,845
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	1,750	1,396,290
		$ 3,492,878
Escrowed/Prerefunded — 0.9%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$10,316	$ 11,400,831
		$ 11,400,831
General Obligations — 1.1%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$ 6,706,214
Chicago, IL, 7.75%, 1/1/42	4,356	4,662,140
Detroit, MI:
3.11%, 4/1/28	830	760,620
3.344%, 4/1/30	125	111,994
3.644%, 4/1/34	500	439,085
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	$2,832	$ 1,515,029
		$ 14,195,082
Hospital — 1.5%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$12,750	$ 13,450,867
Middleburg Heights, OH, (Southwest General Health Center), 4.074%, 8/1/47	6,000	5,289,180
		$ 18,740,047
Insured - General Obligations — 0.4%
Detroit, MI, (AMBAC), 5.15%, 4/1/25	$4,779	$ 4,676,975
Elmwood Park, IL, (AGM), 2.544%, 12/1/36	355	287,085
		$ 4,964,060
Special Tax Revenue — 0.6%
American Samoa Economic Development Authority:
2.47%, 9/1/24(1)	$475	$ 462,118
3.72%, 9/1/27(1)	1,115	1,058,804
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands):
4.80%, 3/1/36	2,800	2,699,396
5.25%, 3/1/31	2,905	2,909,590
		$ 7,129,908
Transportation — 0.6%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(8)	$7,375	$ 7,821,409
		$ 7,821,409
Total Taxable Municipal Obligations (identified cost $66,414,990)		$ 67,785,558
Total Investments — 105.8% (identified cost $1,316,862,656)		$1,325,272,090
Other Assets, Less Liabilities — (5.8)%		$ (72,493,506)
Net Assets — 100.0%		$1,252,778,584

15
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $174,335,810 or 13.9% of the Fund's net assets.
(2)	Amount is less than 0.05%.
(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(6)	When-issued security.
(7)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2022.
(8)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At July 31, 2022, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:
Texas	15.1%
Illinois	13.2%
New York	12.3%
Others, representing less than 10% individually	63.1%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2022, 9.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 3.8% of total investments.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(175)	Short	9/21/22	$(21,199,609)	$ (338,776)
U.S. Long Treasury Bond	(112)	Short	9/21/22	(16,128,000)	(519,086)
					$(857,862)
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
16
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Statement of Assets and Liabilities (Unaudited)

July 31, 2022
Assets
Unaffiliated investments, at value (identified cost $1,316,862,656)	$ 1,325,272,090
Cash	3,233,703
Deposits for derivatives collateral — futures contracts	741,619
Interest receivable	13,179,431
Receivable for investments sold	12,484,394
Receivable for Fund shares sold	7,722,583
Receivable from affiliate	9,090
Total assets	$1,362,642,910
Liabilities
Payable for floating rate notes issued	$ 63,829,827
Payable for when-issued securities	38,220,270
Payable for Fund shares redeemed	5,957,597
Payable for variation margin on open futures contracts	121,841
Distributions payable	614,899
Payable to affiliates:
Investment adviser fee	448,720
Distribution and service fees	123,939
Interest expense and fees payable	172,552
Accrued expenses	374,681
Total liabilities	$ 109,864,326
Net Assets	$1,252,778,584
Sources of Net Assets
Paid-in capital	$ 1,343,330,474
Accumulated loss	(90,551,890)
Net Assets	$1,252,778,584
Class A Shares
Net Assets	$ 335,848,799
Shares Outstanding	40,125,369
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.37
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 8.65
Class C Shares
Net Assets	$ 62,393,119
Shares Outstanding	8,059,998
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 7.74
Class I Shares
Net Assets	$ 833,507,159
Shares Outstanding	99,479,114
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.38
17
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Statement of Assets and Liabilities (Unaudited) — continued

July 31, 2022
Class W Shares
Net Assets	$21,029,507
Shares Outstanding	2,510,233
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.38
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
18
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2022
Investment Income
Interest income	$ 26,219,907
Total investment income	$ 26,219,907
Expenses
Investment adviser fee	$ 2,821,222
Distribution and service fees:
Class A	447,308
Class C	349,982
Trustees’ fees and expenses	54,250
Custodian fee	152,558
Transfer and dividend disbursing agent fees	227,714
Legal and accounting services	70,307
Printing and postage	31,149
Registration fees	56,854
Interest expense and fees	423,852
Miscellaneous	66,799
Total expenses	$ 4,701,995
Deduct:
Reimbursement of investment adviser fee — Class W	$ 12,532
Total expense reductions	$ 12,532
Net expenses	$ 4,689,463
Net investment income	$ 21,530,444
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (46,934,315)
Futures contracts	3,836,248
Net realized loss	$ (43,098,067)
Change in unrealized appreciation (depreciation):
Investments	$ (72,047,170)
Futures contracts	(1,348,525)
Net change in unrealized appreciation (depreciation)	$ (73,395,695)
Net realized and unrealized loss	$(116,493,762)
Net decrease in net assets from operations	$ (94,963,318)
19
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Statements of Changes in Net Assets

	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 21,530,444	$ 49,317,836
Net realized gain (loss)	(43,098,067)	1,422,237
Net change in unrealized appreciation (depreciation)	(73,395,695)	(49,612,939)
Net increase (decrease) in net assets from operations	$ (94,963,318)	$ 1,127,134
Distributions to shareholders:
Class A	$ (6,321,415)	$ (12,582,413)
Class C	(971,917)	(2,056,099)
Class I	(17,352,061)	(34,798,742)
Class W(1)	(128,400)	(1,745)
Total distributions to shareholders	$ (24,773,793)	$ (49,438,999)
Transactions in shares of beneficial interest:
Class A	$ (45,975,630)	$ 6,265,917
Class C	(14,142,269)	(12,390,847)
Class I	(147,238,604)	101,468,938
Class W(1)	20,672,551	310,119
Net increase (decrease) in net assets from Fund share transactions	$ (186,683,952)	$ 95,654,127
Net increase (decrease) in net assets	$ (306,421,063)	$ 47,342,262
Net Assets
At beginning of period	$ 1,559,199,647	$ 1,511,857,385
At end of period	$1,252,778,584	$1,559,199,647
(1)	For the period from the commencement of operations, October 1, 2021, to January 31, 2022.
20
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Financial Highlights

	Class A
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.080	$ 9.360	$ 9.380	$ 8.830	$ 8.880	$ 8.650
Income (Loss) From Operations
Net investment income(1)	$ 0.129	$ 0.281	$ 0.303	$ 0.327	$ 0.345	$ 0.337
Net realized and unrealized gain (loss)	(0.689)	(0.279)	(0.008) (2)	0.590	(0.059)	0.229
Total income (loss) from operations	$ (0.560)	$ 0.002	$ 0.295	$ 0.917	$ 0.286	$ 0.566
Less Distributions
From net investment income	$ (0.150)	$ (0.282)	$ (0.315)	$ (0.367)	$ (0.336)	$ (0.336)
Total distributions	$ (0.150)	$ (0.282)	$ (0.315)	$ (0.367)	$ (0.336)	$ (0.336)
Net asset value — End of period	$ 8.370	$ 9.080	$ 9.360	$ 9.380	$ 8.830	$ 8.880
Total Return(3)	(6.18)% (4)	(0.02)%	3.31%	10.55%	3.29%	6.63%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$335,849	$412,905	$419,256	$427,334	$350,923	$344,822
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.77% (5)	0.73%	0.76%	0.76%	0.79%	0.78%
Interest and fee expense(6)	0.06% (5)	0.03%	0.06%	0.13%	0.17%	0.14%
Total expenses	0.83% (5)	0.76%	0.82%	0.89%	0.96%	0.92%
Net investment income	3.06% (5)	3.01%	3.35%	3.57%	3.92%	3.81%
Portfolio Turnover	23% (4)	22%	54%	23%	32%	21%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
21
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.400	$ 8.660	$ 8.680	$ 8.170	$ 8.210	$ 8.010
Income (Loss) From Operations
Net investment income(1)	$ 0.090	$ 0.195	$ 0.219	$ 0.239	$ 0.252	$ 0.251
Net realized and unrealized gain (loss)	(0.641)	(0.259)	(0.011) (2)	0.551	(0.042)	0.199
Total income (loss) from operations	$ (0.551)	$ (0.064)	$ 0.208	$ 0.790	$ 0.210	$ 0.450
Less Distributions
From net investment income	$ (0.109)	$ (0.196)	$ (0.228)	$ (0.280)	$ (0.250)	$ (0.250)
Total distributions	$ (0.109)	$ (0.196)	$ (0.228)	$ (0.280)	$ (0.250)	$ (0.250)
Net asset value — End of period	$ 7.740	$ 8.400	$ 8.660	$ 8.680	$ 8.170	$ 8.210
Total Return(3)	(6.57)% (4)	(0.78)%	2.52%	9.80%	2.60%	5.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$62,393	$82,817	$97,724	$139,608	$126,049	$173,844
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.52% (5)	1.48%	1.51%	1.51%	1.54%	1.53%
Interest and fee expense(6)	0.06% (5)	0.03%	0.06%	0.13%	0.17%	0.14%
Total expenses	1.58% (5)	1.51%	1.57%	1.64%	1.71%	1.67%
Net investment income	2.30% (5)	2.26%	2.63%	2.82%	3.10%	3.06%
Portfolio Turnover	23% (4)	22%	54%	23%	32%	21%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
22
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.090	$ 9.370	$ 9.390	$ 8.840	$ 8.880	$ 8.660
Income (Loss) From Operations
Net investment income(1)	$ 0.140	$ 0.304	$ 0.326	$ 0.349	$ 0.364	$ 0.359
Net realized and unrealized gain (loss)	(0.690)	(0.279)	(0.009) (2)	0.590	(0.046)	0.220
Total income (loss) from operations	$ (0.550)	$ 0.025	$ 0.317	$ 0.939	$ 0.318	$ 0.579
Less Distributions
From net investment income	$ (0.160)	$ (0.305)	$ (0.337)	$ (0.389)	$ (0.358)	$ (0.359)
Total distributions	$ (0.160)	$ (0.305)	$ (0.337)	$ (0.389)	$ (0.358)	$ (0.359)
Net asset value — End of period	$ 8.380	$ 9.090	$ 9.370	$ 9.390	$ 8.840	$ 8.880
Total Return(3)	(6.06)% (4)	0.24%	3.57%	10.81%	3.67%	6.77%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$833,507	$1,063,175	$994,877	$878,062	$656,830	$682,157
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.52% (5)	0.48%	0.51%	0.51%	0.54%	0.53%
Interest and fee expense(6)	0.06% (5)	0.03%	0.06%	0.13%	0.17%	0.14%
Total expenses	0.58% (5)	0.51%	0.57%	0.64%	0.71%	0.67%
Net investment income	3.31% (5)	3.25%	3.59%	3.81%	4.13%	4.04%
Portfolio Turnover	23% (4)	22%	54%	23%	32%	21%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
23
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Financial Highlights — continued

Class W
	Six Months Ended July 31, 2022 (Unaudited)	Period Ended January 31, 2022(1)
Net asset value — Beginning of period	$ 9.090	$ 9.320
Income (Loss) From Operations
Net investment income(2)	$ 0.155	$ 0.105
Net realized and unrealized loss	(0.686)	(0.224)
Total loss from operations	$ (0.531)	$(0.119)
Less Distributions
From net investment income	$ (0.179)	$ (0.111)
Total distributions	$ (0.179)	$(0.111)
Net asset value — End of period	$ 8.380	$ 9.090
Total Return(3)(4)	(5.85)% (5)	(1.30)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,030	$ 302
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.10% (6)	0.06% (6)
Interest and fee expense(7)	0.06% (6)	0.03% (6)
Total expenses	0.16% (6)	0.09% (6)
Net investment income	3.75% (6)	3.34% (6)
Portfolio Turnover	23% (5)	22% (8)
(1)	For the period from the commencement of operations, October 1, 2021, to January 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	The investment adviser reimbursed the total amount of the advisory fees paid (equal to 0.42% and 0.37% of average daily net assets for the six months ended July 31, 2022 and the period ended January 31, 2022, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	For the year ended January 31, 2022.
24
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance High Yield Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide high current income exempt from regular federal income tax. The Fund primarily invests in high yield municipal obligations with maturities of ten years or more. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class W shares are sold at net asset value and are not subject to a sales charge. Class W shares are available for purchase only at the direction of the investment adviser or one of its affiliates on behalf of investors that are eligible clients of the investment adviser or its affiliates that have entered into a separate investment management or advisory agreement pursuant to which such clients pay an investment management or advisory fee, including investment vehicles that are sponsored, managed, advised or sub-advised by the investment adviser or its affiliates. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
25

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

E  Legal Fees—Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2022. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2022, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $63,829,827 and $89,530,802, respectively. The range of interest rates on the Floating Rate Notes outstanding at July 31, 2022 was 1.36% to 1.48%. For the six months ended July 31, 2022, the Fund’s average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $73,286,464 and 1.17%, respectively.
In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of July 31, 2022.
The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the
26

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
K  Interim Financial Statements—The interim financial statements relating to July 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At January 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $51,887,792 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2022, $17,355,393 are short-term and $34,532,399 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at July 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,255,781,487
Gross unrealized appreciation	$ 37,920,674
Gross unrealized depreciation	(33,117,760)
Net unrealized appreciation	$ 4,802,914
27

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is based upon a percentage of the Fund's total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Total Daily Net Assets	Daily Income Rate
Up to $500 million	0.3150%	Up to $500 million	3.1500%
$500 million but less than $750 million	0.2925%	$500 million but less than $1 billion	2.9250%
$750 million but less than $1.5 billion	0.2700%	$1 billion but less than $1.5 billion	2.7000%
$1.5 billion but less than $2 billion	0.2475%	$1.5 billion but less than $2 billion	2.4750%
$2 billion but less than $3 billion	0.2250%	$2 billion but less than $3 billion	2.2500%
$3 billion and over	0.2025%	$3 billion and over	2.0250%
For the six months ended July 31, 2022, the investment adviser fee amounted to $2,821,222 or 0.42% (annualized) of the Fund’s average daily net assets.
BMR has agreed to reimburse the total amount of advisory fees paid by Class W shares. This agreement may be changed or terminated after May 31, 2024. Pursuant to this agreement, BMR was allocated $12,532 of the advisory fees paid by Class W shares for the six months ended July 31, 2022.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2022, EVM earned $9,715 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $25,451 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2022. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended July 31, 2022 in the amount of $5,391. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2022 amounted to $447,308 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2022, the Fund paid or accrued to EVD $262,486 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2022 amounted to $87,496 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
28

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2022, the Fund was informed that EVD received approximately $34,000 and $2,000 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $332,085,516 and $469,964,714, respectively, for the six months ended July 31, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31, 2022(1)
	Shares	Amount	Shares	Amount
Class A
Sales	3,528,916	$ 29,630,567	6,578,951	$ 61,544,294
Issued to shareholders electing to receive payments of distributions in Fund shares	600,921	5,102,899	1,074,501	10,007,784
Redemptions	(10,095,752)	(86,104,117)	(7,522,378)	(70,258,658)
Converted from Class C shares	630,711	5,395,021	532,706	4,972,497
Net increase (decrease)	(5,335,204)	$ (45,975,630)	663,780	$ 6,265,917
Class C
Sales	370,514	$ 2,899,897	1,266,760	$ 10,948,395
Issued to shareholders electing to receive payments of distributions in Fund shares	111,181	873,585	214,231	1,845,479
Redemptions	(1,598,660)	(12,520,730)	(2,336,171)	(20,212,224)
Converted to Class A shares	(681,912)	(5,395,021)	(575,943)	(4,972,497)
Net decrease	(1,798,877)	$ (14,142,269)	(1,431,123)	$ (12,390,847)
Class I
Sales	32,031,039	$ 270,056,527	39,654,609	$ 371,004,093
Issued to shareholders electing to receive payments of distributions in Fund shares	1,741,352	14,819,945	3,253,997	30,339,525
Redemptions	(51,228,168)	(432,115,076)	(32,166,004)	(299,874,680)
Net increase (decrease)	(17,455,777)	$(147,238,604)	10,742,602	$ 101,468,938
29

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31, 2022(1)
	Shares	Amount	Shares	Amount
Class W
Sales	2,563,271	$ 21,381,576	33,158	$ 310,000
Issued to shareholders electing to receive payments of distributions in Fund shares	14,700	122,645	13	119
Redemptions	(100,909)	(831,670)	—	—
Net increase	2,477,062	$ 20,672,551	33,171	$ 310,119
(1)	For Class W, for the period from the commencement of operations, October 1, 2021, to January 31, 2022.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an upfront fee and arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2022.
9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2022 is included in the Portfolio of Investments. At July 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2022 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)
Futures contracts	$ —	$(857,862)
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
30

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended July 31, 2022 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$3,836,248	$(1,348,525)
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (short) outstanding during the six months ended July 31, 2022, which is indicative of the volume of this derivatives type, was approximately $38,261,000.
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 25,983,437	$ —	$ 25,983,437
Tax-Exempt Municipal Obligations	—	1,231,503,095	—	1,231,503,095
Taxable Municipal Obligations	—	67,785,558	—	67,785,558
Total Investments	$ —	$1,325,272,090	$ —	$ 1,325,272,090
Liability Description
Futures Contracts	$ (857,862)	$ —	$ —	$ (857,862)
Total	$ (857,862)	$ —	$ —	$ (857,862)
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
31

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.
32

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance High Yield Municipal Income Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
33

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index, and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on high yield municipal bonds with longer maturities. In addition, the Board considered that, in response to inquiries from the Contract Review Committee, the Fund’s performance record had improved relative to its peers in more recent periods. On the basis of the foregoing, including the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
34

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
35

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
36

Eaton Vance
High Yield Municipal Income Fund
July 31, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
37

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
38

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
39

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
40

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7706    7.31.22

Parametric
TABS Municipal Bond Funds
Semiannual Report
July 31, 2022

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds' adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Funds, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2022
Parametric
TABS Municipal Bond Funds

Parametric
TABS Short-Term Municipal Bond Fund
July 31, 2022
Performance

Portfolio Manager(s) Brian C. Barney, CFA, Devin J. Cooch, CFA and Alison Wagner, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/27/2009	12/31/1998	(2.34)%	(4.85)%	0.97%	1.03%
Class A with 3.25% Maximum Sales Charge	—	—	(5.50)	(7.91)	0.31	0.70
Class C at NAV	03/27/2009	12/31/1998	(2.69)	(5.54)	0.22	0.42
Class C with 1% Maximum Sales Charge	—	—	(3.67)	(6.48)	0.22	0.42
Class I at NAV	03/27/2009	12/31/1998	(2.21)	(4.61)	1.20	1.28

Bloomberg Municipal Managed Money 1–7 Year Bond Index	—	—	(1.00)%	(3.73)%	1.12%	1.38%
Bloomberg 5 Year Municipal Bond Index	—	—	(1.39)	(4.25)	1.39	1.72
% After-Tax Returns with Maximum Sales Charge	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	03/27/2009	12/31/1998	(8.11)%	0.13%	0.53%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	(4.38)	0.39	0.72
Class C After Taxes on Distributions	03/27/2009	12/31/1998	(6.66)	0.05	0.25
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	(3.77)	0.20	0.39
Class I After Taxes on Distributions	03/27/2009	12/31/1998	(4.82)	1.02	1.09
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	(2.32)	1.16	1.22
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.70%	1.45%	0.45%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	1.29%	—%	1.54%
SEC 30-day Yield	1.24	0.55	1.53
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
TABS Short-Term Municipal Bond Fund
July 31, 2022
Fund Profile

Credit Quality (% of total investments)*
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2022
Performance

Portfolio Manager(s) Brian C. Barney, CFA, Devin J. Cooch, CFA and Alison Wagner, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	02/01/2010	02/01/2010	(3.63)%	(7.02)%	1.16%	1.90%
Class A with 3.25% Maximum Sales Charge	—	—	(6.77)	(10.05)	0.49	1.57
Class C at NAV	02/01/2010	02/01/2010	(3.99)	(7.80)	0.41	1.29
Class C with 1% Maximum Sales Charge	—	—	(4.95)	(8.71)	0.41	1.29
Class I at NAV	02/01/2010	02/01/2010	(3.51)	(6.86)	1.42	2.16

Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	—	—	(2.93)%	(6.36)%	1.68%	2.18%
Bloomberg 7 Year Municipal Bond Index	—	—	(1.90)	(5.18)	1.72	2.23
% After-Tax Returns with Maximum Sales Charge	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	02/01/2010	02/01/2010	(10.21)%	0.40%	1.46%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	(5.50)	0.68	1.52
Class C After Taxes on Distributions	02/01/2010	02/01/2010	(8.84)	0.32	1.18
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	(4.96)	0.48	1.19
Class I After Taxes on Distributions	02/01/2010	02/01/2010	(7.02)	1.31	2.04
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	(3.51)	1.47	2.05
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	0.92%	1.67%	0.67%
Net	0.85	1.60	0.60
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	1.85%	1.11%	2.10%
SEC 30-day Yield – Subsidized	1.80	1.12	2.10
SEC 30-day Yield – Unsubsidized	1.68	1.00	1.98
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
4

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2022
Fund Profile

Credit Quality (% of total investments)*
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
5

Parametric
TABS Municipal Bond Funds
July 31, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Managed Money 1–7 Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 1–7 year maturity component of the Bloomberg Municipal Managed Money Bond Index. Bloomberg 5 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 4-6 years. Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 1–17 year maturity component of the Bloomberg Municipal Managed Money Bond Index. Bloomberg 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest individual federal income tax rates in effect at the time of the distributions and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Effective February 17, 2015, each Fund changed its name and investment strategy to invest (under normal market conditions) at least 80% of its net assets in a diversified portfolio of municipal obligations, the interest on which is exempt from regular federal income tax. Performance prior to February 17, 2015 reflects each Fund’s performance under its former investment strategy to invest at least 80% of its net assets in a diversified portfolio of municipal obligations that are exempt from regular federal income tax, municipal obligations that are not exempt from regular federal income tax, direct obligations of the U.S. Treasury and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios for Parametric TABS Intermediate-Term Municipal Bond Fund reflect a contractual expense reimbursement that continues through 5/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.
Fund profiles subject to change due to active management.

6

Parametric
TABS Municipal Bond Funds
July 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2022 to July 31, 2022).
Actual Expenses
The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Parametric TABS Short-Term Municipal Bond Fund

	Beginning Account Value (2/1/22)	Ending Account Value (7/31/22)	Expenses Paid During Period* (2/1/22 – 7/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 976.60	$3.92	0.80%
Class C	$1,000.00	$ 973.10	$7.58	1.55%
Class I	$1,000.00	$ 977.90	$2.70	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.83	$4.01	0.80%
Class C	$1,000.00	$1,017.11	$7.75	1.55%
Class I	$1,000.00	$1,022.07	$2.76	0.55%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2022.
7

Parametric
TABS Municipal Bond Funds
July 31, 2022
Fund Expenses — continued

Parametric TABS Intermediate-Term Municipal Bond Fund

	Beginning Account Value (2/1/22)	Ending Account Value (7/31/22)	Expenses Paid During Period* (2/1/22 – 7/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 963.70	$4.33**	0.89%
Class C	$1,000.00	$ 960.10	$7.97**	1.64%
Class I	$1,000.00	$ 964.90	$3.12**	0.64%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.38	$4.46**	0.89%
Class C	$1,000.00	$1,016.66	$8.20**	1.64%
Class I	$1,000.00	$1,021.62	$3.21**	0.64%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2022.
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.
8

Parametric
TABS Short-Term Municipal Bond Fund
July 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 93.0%
Security	Principal Amount (000's omitted)	Value
Education — 10.8%
California State University, 5.00%, 11/1/24	$2,500	$ 2,686,825
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/25	30	32,393
Massachusetts College Building Authority, 5.00%, 5/1/30	600	712,164
Massachusetts Development Finance Agency, (Harvard University), Green Bonds, 5.00%, 11/15/32	500	623,910
New York Dormitory Authority, (Rockefeller University), (SPA: JPMorgan Chase Bank, N.A.), 1.42%, 7/1/32(1)	5,000	5,000,000
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 1.56%, (SIFMA + 0.23%), 12/1/26 (Put Date), 12/1/42(2)	1,995	1,953,504
Southwest Higher Education Authority, Inc., TX, (Southern Methodist University), 5.00%, 10/1/23	225	233,662
University of Houston, TX:
5.00%, 2/15/35	2,000	2,347,580
5.00%, 2/15/36	2,250	2,632,050
University of Michigan, 4.00% to 4/1/24 (Put Date), 4/1/49	3,000	3,089,700
University of New Mexico, (SPA: U.S. Bank, N.A.), 1.25%, 6/1/30(1)	6,630	6,630,000
University of Texas:
5.00%, 8/15/24	1,000	1,067,130
Prerefunded to 8/15/22, 5.00%, 8/15/29	2,000	2,002,640
		$ 29,011,558
Electric Utilities — 1.4%
Anaheim Housing and Public Improvements Authority, CA, Electric System Revenue, 5.00%, 10/1/28	$2,405	$ 2,747,544
Denton, TX, Utility System Revenue, 5.00%, 12/1/26	1,000	1,127,580
		$ 3,875,124
Escrowed/Prerefunded — 5.6%
Arizona, Certificates of Participation, Escrowed to Maturity, 5.00%, 10/1/24	$2,000	$ 2,141,640
Illinois Development Finance Authority, (Regency Park):
Escrowed to Maturity, 0.00%, 7/15/23	5,000	4,919,900
Escrowed to Maturity, 0.00%, 7/15/25	5,750	5,402,815
New York Dormitory Authority, Personal Income Tax Revenue, Escrowed to Maturity, 5.00%, 2/15/25	120	129,699
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Sales Tax Asset Receivable Corp., NY, Prerefunded to 10/15/24, 5.00%, 10/15/27	$1,500	$ 1,609,455
Springfield School District No. 19, OR, Prerefunded to 6/15/25, 5.00%, 6/15/30	855	932,061
		$ 15,135,570
General Obligations — 30.6%
Alexandria, VA, 5.00%, 7/1/27	$200	$ 229,926
California, 1.60%, 12/1/29	1,520	1,398,886
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/22	155	155,000
Cleveland Heights-University Heights City School District, OH, 0.00%, 12/1/23	150	146,012
Connecticut:
3.00%, 1/15/32	1,000	1,002,000
3.00%, 6/1/33	1,955	1,940,474
Corpus Christi, TX, 5.00%, 3/1/28	635	729,393
Crandall Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/34	1,020	1,202,692
Delaware:
5.00%, 3/1/31	5,000	6,087,050
5.00%, 3/1/32	2,000	2,457,100
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	3,000	2,885,880
Edina, MN, 5.00%, 2/1/30	125	143,415
Evergreen School District No. 114, WA:
4.00%, 12/1/32	1,245	1,358,432
5.00%, 12/1/31	5,000	5,824,950
Georgia, 4.00%, 7/1/29	5,550	6,231,429
Hartnell Community College District, CA, (Election of 2002), 7.00%, (0.00% until 8/1/22), 8/1/34	85	101,635
Henrico County, VA, 5.00%, 8/1/27	200	230,366
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	525	525,000
Illinois, 5.00%, 3/1/25	5,250	5,596,395
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	700	699,587
Loudoun County, VA:
5.00%, 12/1/30(3)	2,265	2,743,006
5.00%, 12/1/31(3)	2,000	2,450,740
Massachusetts, 5.00%, 12/1/24	5,000	5,384,150
McKinney Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/31	750	899,850
5.00%, 2/15/32	855	1,016,398

9
See Notes to Financial Statements.

Parametric
TABS Short-Term Municipal Bond Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Meramec Valley R-III School District, MO, 3.00%, 3/1/35	$30	$ 29,806
Mercer County, NJ, 2.00%, 2/15/32	3,295	2,898,743
Mountain View Whisman School District, CA, (Election of 2020):
4.00%, 9/1/32	10	11,024
4.00%, 9/1/33	25	27,346
Mountain View-Los Altos Union High School District, CA:
0.00%, 8/1/23	945	929,889
0.00%, 8/1/24	900	867,654
New York, NY:
5.00%, 8/1/26	1,000	1,120,870
5.00%, 8/1/30	3,000	3,584,190
Oconee County, GA, 4.00%, 1/1/34	15	16,273
Ohio, 5.00%, 12/15/23	500	523,475
Oregon, 1.90%, 6/1/30	950	893,200
Redmond, WA:
5.00%, 12/1/32	1,195	1,457,900
5.00%, 12/1/34	1,320	1,591,577
River Vale Township Board of Education, NJ:
2.00%, 6/15/32	1,280	1,120,550
2.00%, 6/15/33	1,300	1,107,249
Rose Tree Media School District, PA, 5.00%, 4/1/27	1,000	1,111,510
St. Helens School District No. 502, OR, 5.00%, (0.00% until 6/15/22), 6/15/30	880	1,046,118
St. Louis County, MO, Special Obligation Bonds:
5.00%, 12/1/33	1,055	1,239,762
5.00%, 12/1/34	1,110	1,293,616
Sugar Land, TX, 5.00%, 2/15/23	1,105	1,126,183
Texas Public Finance Authority, 5.00%, 10/1/22	100	100,598
Washington, 4.00%, 7/1/27	2,700	2,973,591
Wauwatosa School District, WI, 5.00%, 9/1/22	105	105,312
West Valley-Mission Community College District, CA, 5.00%, 8/1/25	300	329,025
Westlake, TX, 4.00%, 2/15/34	1,130	1,209,224
Wylie Independent School District, TX, (PSF Guaranteed), 2.25% to 8/15/23 (Put Date), 8/15/41(4)	4,525	4,508,212
		$ 82,662,663
Hospital — 11.7%
Allegheny County Hospital Development Authority, PA, (UPMC), 2.03%, (SIFMA + 0.70%), 5/15/27 (Put Date), 11/15/47(2)	$4,500	$ 4,453,605
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/33	90	93,426
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Missouri Health and Educational Facilities Authority, (Mercy Health):
5.00%, 6/1/26	$2,500	$ 2,755,850
5.00%, 6/1/27	3,500	3,933,020
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (LOC: TD Bank, N.A.), 1.30%, 7/1/43(1)	5,000	5,000,000
New York Dormitory Authority, (Maimonides Medical Center), 4.00%, 8/1/31	275	285,755
University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 1.35%, 11/15/39(1)	7,725	7,725,000
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 1/31/24 (Put Date), 8/15/54	6,000	6,322,860
Wisconsin Health and Educational Facilities Authority, (Aspirus, Inc. Obligated Group), 5.00%, 8/15/34	1,000	1,129,210
		$ 31,698,726
Housing — 3.4%
Connecticut Housing Finance Authority, 1.85%, 11/15/31	$390	$ 354,877
Connecticut Housing Finance Authority, Social Bonds, 1.63%, (SIFMA + 0.30%), 11/15/24 (Put Date), 11/15/50(2)	2,500	2,484,700
New York Housing Finance Agency, Green Bonds, 2.75%, 11/1/22	2,205	2,210,975
New York Housing Finance Agency, Sustainability Bonds, 1.10%, 5/1/26	625	594,450
North Dakota Housing Finance Agency, (SPA: TD Bank, N.A.), 1.45%, 1/1/46(1)	3,400	3,400,000
		$ 9,045,002
Insured - Electric Utilities — 1.6%
Lower Colorado River Authority, TX:
(AGM), 5.00%, 5/15/27	$1,380	$ 1,568,177
(AGM), 5.00%, 5/15/28	2,285	2,629,441
		$ 4,197,618
Insured - General Obligations — 0.6%
Ludington Area School District, MI, (BAM), 5.00%, 11/1/28	$1,475	$ 1,709,746
		$ 1,709,746
Lease Revenue/Certificates of Participation — 8.7%
California Public Works Board:
5.00%, 8/1/29(3)	$2,400	$ 2,817,600
5.00%, 8/1/30(3)	2,785	3,310,864
5.00%, 8/1/31(3)	2,560	3,076,352

10
See Notes to Financial Statements.

Parametric
TABS Short-Term Municipal Bond Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Colorado, (Rural Colorado), 5.00%, 12/15/25	$6,000	$ 6,614,520
Malibu, CA:
5.00%, 11/1/38	275	275,745
5.00%, 11/1/43	225	225,610
5.00%, 11/1/48	375	375,923
Ohio, 5.00%, 2/1/27	1,325	1,503,477
Palm Beach County School Board, FL, 5.00%, 8/1/31	5,000	5,363,800
		$ 23,563,891
Other Revenue — 6.7%
Black Belt Energy Gas District, AL, (Liq: Royal Bank of Canada), 4.00% to 6/1/27 (Put Date), 7/1/52	$4,000	$ 4,160,400
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 8/1/30 (Put Date), 8/1/52	3,000	3,047,640
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/29 (Put Date), 12/1/52(3)	1,250	1,339,725
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/35	5,000	5,906,300
Tennergy Corp., TN, Gas Supply Revenue, 4.00% to 9/1/28 (Put Date), 12/1/51	3,500	3,584,385
		$ 18,038,450
Special Tax Revenue — 5.1%
District of Columbia, Income Tax Revenue, 5.00%, 10/1/22	$1,500	$ 1,509,045
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/23	1,000	1,043,000
New York Dormitory Authority, Personal Income Tax Revenue:
5.00%, 2/15/24	1,500	1,576,770
5.00%, 2/15/25	50	54,101
5.00%, 3/15/32	2,790	3,321,216
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/28	5,770	6,295,474
		$ 13,799,606
Transportation — 4.2%
Florida Department of Transportation, 5.00%, 7/1/30	$2,250	$ 2,683,440
New Hampshire, Turnpike System Revenue, 5.00%, 8/1/29	3,130	3,693,024
Triborough Bridge and Tunnel Authority, NY, 5.00%, 5/15/29(3)	2,400	2,834,928
Wisconsin, Transportation Revenue, 5.00%, 7/1/24	2,000	2,125,280
		$ 11,336,672
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 2.6%
Greensboro, NC, Combined Enterprise System Revenue, 5.00%, 6/1/35	$100	$ 120,108
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/25	350	377,003
North Texas Municipal Water District, 5.00%, 9/1/24	1,120	1,178,318
Raleigh, NC, Combined Enterprise System Revenue, 5.00%, 3/1/26	360	400,921
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, 5.00%, 10/1/27	2,000	2,308,420
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, Green Bonds, 2.125% to 10/1/23 (Put Date), 10/1/48	2,500	2,503,000
		$ 6,887,770
Total Tax-Exempt Municipal Obligations (identified cost $251,335,353)		$250,962,396

U.S. Treasury Obligations — 2.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 1.50%, 2/29/24	$6,300	$ 6,159,972
Total U.S. Treasury Obligations (identified cost $6,161,203)		$ 6,159,972

Short-Term Investments — 14.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(5)	39,292,077	$ 39,292,077
Total Short-Term Investments (identified cost $39,292,077)		$ 39,292,077
Total Investments — 109.8% (identified cost $296,788,633)		$296,414,445
Other Assets, Less Liabilities — (9.8)%		$ (26,577,342)
Net Assets — 100.0%		$269,837,103

11
See Notes to Financial Statements.

Parametric
TABS Short-Term Municipal Bond Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2022.
(2)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(3)	When-issued/delayed delivery security.
(4)	Multi-step coupon security. Interest rate represents the rate in effect at July 31, 2022.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.
At July 31, 2022, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:
New York	13.2%
Texas	11.0%
Others, representing less than 10% individually	68.8%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2022, 2.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 1.4% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
Liq	– Liquidity Provider
LOC	– Letter of Credit
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement
12
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 95.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.2%
Alaska Municipal Bond Bank Authority, 5.00%, 3/1/30	$1,145	$ 1,224,234
		$ 1,224,234
Education — 5.8%
Bethlehem Area School District Authority, PA:
1.375%, (67% of SOFR + 0.35%), 11/1/25 (Put Date), 1/1/30(1)	$3,990	$ 3,845,083
1.375%, (67% of SOFR + 0.35%), 11/1/25 (Put Date), 1/1/32(1)	1,000	963,470
Connecticut Health and Educational Facilities Authority, (Westminster School), 4.00%, 7/1/38	2,050	2,114,760
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design):
4.00%, 4/1/40	2,010	2,022,904
4.00%, 4/1/41	1,600	1,606,432
Massachusetts Development Finance Agency, (Harvard University), Green Bonds, 5.00%, 11/15/32	4,375	5,459,212
Miami University, OH, 5.00%, 9/1/33	775	914,973
Nevada System of Higher Education, 5.00%, 7/1/23	500	514,925
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), 5.00%, 10/1/32	1,530	1,770,332
Ohio Higher Educational Facility Commission, (Kenyon College):
5.00%, 7/1/36(2)	1,600	1,739,376
5.00%, 7/1/37(2)	1,100	1,190,739
South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/27	1,200	1,305,804
University of Hawaii, 3.00%, 10/1/31	2,065	2,120,094
Virginia College Building Authority, (21st Century College and Equipment Programs), 4.00%, 2/1/34	6,030	6,328,003
Virginia Commonwealth University, 4.00%, 11/1/32	1,285	1,381,915
Zionsville Community Schools Building Corp., IN, 5.00%, 7/15/25	350	371,770
		$ 33,649,792
Electric Utilities — 5.8%
Anaheim Housing and Public Improvements Authority, CA, Electric System Revenue, 5.00%, 10/1/29	$6,360	$ 7,236,026
Energy Northwest, WA, 5.00%, 7/1/36	5,000	5,991,300
Florida Municipal Power Agency, 3.00%, 10/1/32	1,750	1,752,538
Garland, TX, Electric Utility System Revenue:
4.00%, 3/1/32	1,015	1,098,332
4.00%, 3/1/33	1,055	1,136,288
4.00%, 3/1/34	375	402,124
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/42	$1,000	$ 1,116,530
New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/33	1,070	1,137,185
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/23	1,485	1,506,636
Seattle, WA, Municipal Light and Power Revenue, 1.58%, (SIFMA + 0.25%), 11/1/26 (Put Date), 5/1/45(1)	2,000	1,978,100
Springfield Electric System Revenue, IL:
5.00%, 3/1/27	3,000	3,210,720
5.00%, 3/1/28	3,475	3,710,049
5.00%, 3/1/29	3,325	3,541,291
		$ 33,817,119
Escrowed/Prerefunded — 4.1%
Anchorage, AK, Prerefunded to 9/1/25, 5.00%, 9/1/28	$1,835	$ 2,008,334
Hamilton County, OH, Sewer System, Prerefunded to 12/1/23, 5.00%, 12/1/24	1,000	1,044,620
Homewood, AL, Prerefunded to 9/1/26, 5.00%, 9/1/32	370	416,483
Illinois Finance Authority, (Northwestern Memorial HealthCare), Prerefunded to 8/15/22, 4.00%, 8/15/42	1,000	1,000,900
Louisiana Transportation Authority:
Prerefunded to 8/15/23, 5.00%, 8/15/30	1,885	1,951,503
Prerefunded to 8/15/23, 5.00%, 8/15/31	1,230	1,273,394
Prerefunded to 8/15/23, 5.00%, 8/15/32	1,090	1,128,455
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, Prerefunded to 5/15/23, 5.00%, 5/15/33	2,000	2,054,380
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), Prerefunded to 3/1/24, 5.00%, 9/1/24	520	547,160
San Diego Community College District, CA, Prerefunded to 8/1/26, 4.00%, 8/1/32	5,000	5,430,650
South Dakota Building Authority:
Prerefunded to 6/1/24, 5.00%, 6/1/26	900	954,630
Prerefunded to 6/1/24, 5.00%, 6/1/32	1,500	1,591,050
Westmoreland County Municipal Authority, PA, Water and Sewer Revenue, Prerefunded to 8/15/23, 5.00%, 8/15/31	1,735	1,797,130
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	2,885	2,888,751
		$ 24,087,440
General Obligations — 31.0%
Adams 12 Five Star Schools, CO, 5.00%, 12/15/30	$5,000	$ 5,580,650

13
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Arlington Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/31	$1,000	$ 1,201,150
5.00%, 2/15/33	750	890,063
Auburn, AL, 5.00%, 8/1/36(2)	775	903,232
Austin Independent School District, TX, 4.00%, 8/1/33	3,660	3,993,536
Baltimore County, MD, 5.00%, 3/1/30	5,000	6,022,050
Batavia, IL, 4.00%, 11/1/24	755	759,741
Beaumont, TX, Certificates of Obligation, 4.00%, 3/1/31	930	1,024,655
California:
4.00%, 10/1/34	2,930	3,150,834
4.00%, 8/1/36	1,965	2,042,755
4.00%, 10/1/37	1,750	1,873,970
Campbell, CA, (Election of 2018):
5.00%, 9/1/40	300	345,288
5.00%, 9/1/41	1,080	1,238,609
Cape May County, NJ, 3.00%, 10/1/29	1,095	1,118,871
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/36	1,035	623,908
Cleveland Municipal School District, OH, 5.00%, 12/1/32	3,105	3,166,262
Connecticut, 3.00%, 1/15/32	2,850	2,855,700
Crystal Lake, IL, 4.00%, 12/15/23	455	459,113
Dallas County, TX, 5.00%, 8/15/29	5,200	5,791,032
Decatur, IL, 5.00%, 3/1/23	1,030	1,046,789
Delaware, 5.00%, 3/1/32	5,070	6,228,748
El Monte Union High School District, CA, (Election of 2018), 4.00%, 6/1/33	250	266,063
Fort Bend Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	1,000	1,077,900
Georgia:
4.00%, 7/1/29	5,525	6,203,359
4.00%, 8/1/35	500	543,560
5.00%, 8/1/29	1,225	1,459,355
5.00%, 7/1/30	6,000	7,257,120
5.00%, 8/1/33	5,000	5,971,000
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	920,180
Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	4,022,515
Godley Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/45	1,645	1,688,971
4.00%, 2/15/52	2,000	2,037,320
Greensboro, NC, 5.00%, 2/1/28	1,790	2,008,845
Hutto Independent School District, TX, (PSF Guaranteed):
4.00%, 8/1/40	650	687,739
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Hutto Independent School District, TX, (PSF Guaranteed): (continued)
4.00%, 8/1/41	$700	$ 735,910
4.00%, 8/1/42	550	572,550
5.00%, 8/1/31	330	395,868
5.00%, 8/1/32	250	302,493
5.00%, 8/1/33	290	347,962
5.00%, 8/1/35	530	629,661
5.00%, 8/1/36	365	431,492
5.00%, 8/1/37	425	500,000
5.00%, 8/1/38	455	534,307
5.00%, 8/1/39	625	731,919
Illinois, 5.00%, 3/1/26	6,500	7,040,215
Katy Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/39	350	366,076
La Grange Park District, IL, 5.00%, 12/1/22	440	445,038
Laredo Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/42	545	559,508
Long Beach Unified School District, CA, (Election of 2008):
0.00%, 8/1/31	1,675	1,207,725
0.00%, 8/1/32	1,225	844,809
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	5,000	5,217,600
Los Angeles Unified School District, CA, 4.00%, 7/1/38	6,550	6,776,302
Louisville/Jefferson County Metropolitan Government, KY, 5.00%, 4/1/30	9,220	11,060,589
Macomb County, MI, 4.00%, 5/1/24	1,000	1,039,420
Madison County, TN, 5.00%, 5/1/23	1,115	1,143,566
Mamaroneck Union Free School District, NY, 4.00%, 8/15/35	1,200	1,285,128
Medina Valley Independent School District, TX, (PSF Gauranteed):
4.00%, 2/15/38	480	504,907
4.00%, 2/15/39	495	518,795
4.00%, 2/15/42	310	321,904
Morris Township, NJ, 3.00%, 11/1/29	60	61,559
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	1,983,891
Neshaminy School District, PA, 4.00%, 11/1/26	435	448,646
New Hampshire, 4.00%, 12/1/32	2,035	2,222,830
New York City, NY:
5.00%, 8/1/29	5,000	5,899,400
5.00%, 8/1/33	2,500	2,965,950
Ohio, 5.00%, 5/1/35	200	238,458

14
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Prince George's County, MD, 5.00%, 7/1/34	$1,800	$ 2,206,062
Richardson Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/31	1,650	1,824,784
Rockwall Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/39	1,000	1,157,280
5.00%, 2/15/40	1,250	1,441,975
San Dieguito Union High School District, CA, (Election of 2012), 4.00%, 8/1/42	8,075	8,322,337
San Francisco Bay Area Rapid Transit District, CA, 4.00%, 8/1/33	1,350	1,400,396
San Juan Unified School District, CA, (Election of 2012), 4.00%, 8/1/31	3,250	3,438,435
Shoreline, WA, 4.00%, 12/1/33	1,605	1,747,363
Solana Beach School District, CA, (Election of 2016), 4.00%, 8/1/30	70	75,251
South Suburban Park and Recreation District, CO, 5.00%, 12/15/29	1,120	1,331,098
Texas Public Finance Authority, 4.00%, 2/1/34	2,460	2,546,444
Township High School District No. 204, IL, 4.25%, 12/15/22	1,230	1,242,977
Washington:
4.00%, 7/1/27	2,500	2,753,325
4.00%, 7/1/33	3,000	3,299,880
Waukesha County, WI:
4.00%, 4/1/29	1,350	1,503,252
4.00%, 4/1/30	1,300	1,439,243
Western School District, MI, 5.00%, 5/1/42	1,000	1,135,270
Zeeland Public Schools, MI, 5.00%, 5/1/24	1,000	1,053,540
		$179,714,273
Hospital — 6.2%
Arizona Health Facilities Authority, (Banner Health), 1.58%, (SIFMA + 0.25%), 11/4/26 (Put Date), 1/1/46(1)	$1,000	$ 989,320
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/34	2,560	2,691,815
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), (SPA: JPMorgan Chase Bank N.A.), 1.87% to 8/5/22 (Put Date), 1/15/48(3)	5,800	5,800,000
Geisinger Authority, PA, (Geisinger Health System), 4.00%, 4/1/39	3,250	3,287,115
Massachusetts Development Finance Agency, (Berkshire Health Systems):
5.00%, 10/1/29	135	155,995
5.00%, 10/1/30	475	554,111
Michigan Finance Authority, (Trinity Health Credit Group), 4.00%, 12/1/36	6,000	6,085,440
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Monroeville Finance Authority, PA, (UPMC), 5.00%, 2/15/28	$1,600	$ 1,808,080
Montgomery County, OH, (Kettering Health Network Obligated Group), 3.00%, 8/1/34	300	281,016
Pennsylvania Economic Development Financing Authority, (UPMC), 5.00%, 2/15/38	2,000	2,258,420
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/34	1,360	1,405,329
Pima County Industrial Development Authority, AZ, (Tucson Medical Center):
4.00%, 4/1/35	700	713,580
4.00%, 4/1/36	845	859,314
4.00%, 4/1/37	775	785,230
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	1,115,070
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	632,694
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), (LOC: TD Bank, N.A.), 1.88%, 10/1/41(3)	4,500	4,500,000
University of North Carolina Hospitals at Chapel Hill, 5.00%, 2/1/33	990	1,106,216
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/22	1,000	1,000,000
		$ 36,028,745
Housing — 1.9%
Connecticut Housing Finance Authority, Social Bonds, 1.63%, (SIFMA + 0.30%), 11/15/24 (Put Date), 11/15/50(1)	$2,000	$ 1,987,760
Massachusetts Housing Finance Agency, 1.45% to 12/1/22 (Put Date), 12/1/49	1,800	1,799,064
New York Mortgage Agency:
2.05%, 4/1/28	1,000	961,420
2.15%, 4/1/29	1,390	1,327,117
2.25%, 4/1/30	1,000	949,680
2.35%, 4/1/31	1,835	1,728,221
2.40%, 10/1/31	1,130	1,062,234
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	1,000	959,400
		$ 10,774,896
Industrial Development Revenue — 0.4%
Loudoun County Economic Development Authority, VA, (Loudoun County Public Facilities), 5.00%, 12/1/35	$2,105	$ 2,511,854
		$ 2,511,854

15
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 1.6%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$3,535	$ 2,165,576
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/29	5,000	4,217,450
Yonkers, NY:
(BAM), 4.00%, 5/1/34	695	741,454
(BAM), 4.00%, 5/1/34	1,755	1,878,219
		$ 9,002,699
Insured - Lease Revenue/Certificates of Participation — 0.3%
Ontario Public Financing Authority, CA, (Civic Center Improvements):
(AGM), 5.00%, 11/1/23	$135	$ 140,582
(AGM), 5.00%, 11/1/38	500	580,360
(AGM), 5.00%, 11/1/39	675	781,299
		$ 1,502,241
Insured - Transportation — 0.9%
Metropolitan Transportation Authority, NY, (AGM), 1.825%, (67% of SOFR + 0.80%), 4/1/26 (Put Date), 11/1/32(1)	$5,500	$ 5,335,825
		$ 5,335,825
Insured - Water and Sewer — 1.4%
Jefferson Parish Consolidated Waterworks District No. 2, LA, (BAM), 4.00%, 2/1/40	$5,000	$ 5,153,700
Pittsburgh Water and Sewer Authority, PA, (AGM), 1.98%, (SIFMA + 0.65%), 12/1/23 (Put Date), 9/1/40(1)	3,000	3,001,620
		$ 8,155,320
Lease Revenue/Certificates of Participation — 4.3%
Aspen Fire Protection District, CO:
4.00%, 12/1/24	$130	$ 136,113
4.00%, 12/1/28	225	245,725
Colorado, Certificates of Participation, 4.00%, 12/15/36	5,500	5,702,895
Duchesne School District Municipal Building Authority, UT:
5.00%, 6/1/39	1,000	1,071,170
5.00%, 6/1/40	1,695	1,811,921
Greater Texas Cultural Education Facilities Finance Corp., (Epicenter Multipurpose Facilities):
5.00%, 3/1/30	475	559,692
5.00%, 3/1/31	500	595,780
5.00%, 3/1/32	750	888,577
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	1,410	1,540,651
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Orange County School Board, FL, 5.00%, 8/1/26	$4,300	$ 4,803,874
Ottawa County Building Authority, MI, 4.00%, 5/1/39	1,295	1,348,458
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/36	1,295	1,463,609
Palo Alto, CA, Certificates of Participation, 3.00%, 11/1/33	735	740,402
South San Francisco Public Facilities Financing Authority, CA, (Orange Memorial Park):
4.00%, 6/1/42	1,000	1,031,150
5.00%, 6/1/40	500	563,310
5.25%, 6/1/46	1,125	1,279,316
St. Louis County Special School District, MO, 4.00%, 4/1/29	525	577,185
Virginia Public Building Authority, 4.00%, 8/1/35	800	856,016
		$ 25,215,844
Other Revenue — 12.0%
California Infrastructure and Economic Development Bank, (California Academy of Sciences), 1.68%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(1)	$2,500	$ 2,471,825
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/31	965	1,056,579
5.00%, 12/1/35	380	415,036
5.00%, 12/1/36	450	491,031
Kentucky Public Energy Authority, Gas Supply Revenue:
4.00% to 2/1/28 (Put Date), 2/1/50	14,000	14,345,100
4.00% to 6/1/25 (Put Date), 12/1/49	5,000	5,139,350
4.00% to 8/1/30 (Put Date), 8/1/52	3,000	3,047,640
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 12/1/33	2,425	2,749,974
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/29 (Put Date), 12/1/52(2)	1,500	1,607,670
New York Dormitory Authority, Personal Income Tax Revenue:
5.00%, 3/15/35	5,000	5,906,300
5.00%, 3/15/36	5,000	5,877,100
5.00%, 2/15/41	3,525	3,935,804
Orange County, FL, Tourist Development Tax Revenue, 4.00%, 10/1/32	4,585	4,753,315
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), (Liq: Royal Bank of Canada), 4.00% to 2/1/24 (Put Date), 10/1/48	10,000	10,234,500
PEFA, Inc., IA, Gas Project Revenue, 5.00% to 9/1/26 (Put Date), 9/1/49	7,160	7,565,113
		$ 69,596,337

16
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 0.2%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$1,000	$ 1,085,650
		$ 1,085,650
Special Tax Revenue — 4.4%
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	$1,500	$ 1,550,100
4.00%, 11/1/38	250	257,093
5.00%, 11/1/31	3,220	3,243,184
5.00%, 11/1/31	1,000	1,205,800
5.00%, 11/1/34	5,000	5,913,800
5.00%, 8/1/36(2)	3,705	4,362,341
5.00%, 2/1/42	1,400	1,585,318
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/36	4,000	4,178,440
5.00%, 3/15/33	3,000	3,510,180
		$ 25,806,256
Transportation — 10.1%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 1.78%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(1)	$2,000	$ 1,960,680
Chicago, IL, (O'Hare International Airport):
5.00%, 1/1/33	1,000	1,055,970
5.00%, 1/1/34	1,000	1,054,380
5.25%, 1/1/33	3,750	4,136,737
5.25%, 1/1/34	3,750	4,125,900
5.25%, 1/1/37	1,500	1,641,180
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	3,825	3,954,170
El Paso, TX, (El Paso International Airport):
5.00%, 8/15/22	655	655,845
5.00%, 8/15/33	955	1,098,785
Florida Department of Transportation, 5.00%, 7/1/28	2,455	2,745,255
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	1,000	1,088,490
Illinois Toll Highway Authority, 5.00%, 1/1/33	100	108,225
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/33	475	569,763
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/32	5,000	5,118,000
New Hampshire, Turnpike System Revenue, 5.00%, 8/1/30	3,445	4,121,391
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/35	$1,685	$ 1,877,494
5.00%, 7/1/36	1,615	1,796,542
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), 5.00%, 5/1/34	2,800	3,245,032
Triborough Bridge and Tunnel Authority, NY:
1.405%, (67% of SOFR + 0.38%), 2/1/24 (Put Date), 1/1/32(1)	2,970	2,911,907
5.00%, 5/15/29(2)	10,000	11,812,200
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	3,000	3,342,960
		$ 58,420,906
Water and Sewer — 4.8%
Colorado Springs, CO, Utilities System Revenue, (SPA: Sumitomo Mitsui Banking Corp.), 1.44%, 11/1/28(4)	$4,000	$ 4,000,000
East Bay Municipal Utility District, CA, Wastewater System Revenue, Green Bond, 5.00%, 6/1/45	1,200	1,400,520
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/30	3,870	4,207,503
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/30	600	685,704
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/36	6,000	6,183,420
4.00%, 6/15/39	5,895	5,998,162
Series EE, 5.00%, 6/15/35	1,155	1,185,030
Salt Lake City, UT, Public Utilities Revenue, 5.00%, 2/1/36	2,000	2,384,340
Springdale, AR, Water and Sewer Revenue:
4.00%, 9/1/28	750	812,813
4.00%, 9/1/30	835	893,876
		$ 27,751,368
Total Tax-Exempt Municipal Obligations (identified cost $553,256,383)		$553,680,799

17
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 8.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(5)	49,867,984	$ 49,867,984
Total Short-Term Investments (identified cost $49,867,984)		$ 49,867,984
Total Investments — 104.0% (identified cost $603,124,367)		$603,548,783
Other Assets, Less Liabilities — (4.0)%		$ (23,129,962)
Net Assets — 100.0%		$580,418,821
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2022.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2022.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.
At July 31, 2022, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:
New York	17.3%
California	14.2%
Others, representing less than 10% individually	63.9%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2022, 4.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 2.0% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

18
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2022
Statement of Assets and Liabilities (Unaudited)

	July 31, 2022
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Assets
Unaffiliated investments, at value (identified cost $257,496,556 and 553,256,383, respectively)	$ 257,122,368	$ 553,680,799
Affiliated investment, at value (identified cost $39,292,077 and 49,867,984, respectively)	39,292,077	49,867,984
Interest receivable	2,168,039	5,535,480
Dividends receivable from affiliated investment	51,257	61,259
Receivable for investments sold	5,000,000	228,418
Receivable for Fund shares sold	222,940	817,056
Receivable from affiliates	—	145,469
Total assets	$303,856,681	$610,336,465
Liabilities
Payable for investments purchased	$ 9,305,886	$ —
Payable for when-issued securities	18,611,066	21,068,731
Payable for Fund shares redeemed	5,812,680	1,959,284
Distributions payable	90,254	573,884
Due to custodian	—	5,792,454
Payable to affiliates:
Investment adviser and administration fee	73,312	231,121
Distribution and service fees	25,092	16,677
Accrued expenses	101,288	275,493
Total liabilities	$ 34,019,578	$ 29,917,644
Net Assets	$269,837,103	$580,418,821
Sources of Net Assets
Paid-in capital	$ 277,954,713	$ 600,851,485
Accumulated loss	(8,117,610)	(20,432,664)
Net Assets	$269,837,103	$580,418,821
Class A Shares
Net Assets	$ 98,423,677	$ 52,859,320
Shares Outstanding	9,690,372	4,423,690
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.16	$ 11.95
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 10.50	$ 12.35
Class C Shares
Net Assets	$ 3,688,508	$ 6,312,862
Shares Outstanding	365,000	528,590
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 10.11	$ 11.94
Class I Shares
Net Assets	$ 167,724,918	$ 521,246,639
Shares Outstanding	16,507,681	43,578,609
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.16	$ 11.96
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
19
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2022
Statement of Operations (Unaudited)

	Six Months Ended July 31, 2022
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Investment Income
Dividend income from affiliated investment	$ 80,237	$ 108,439
Interest income	2,372,016	6,992,042
Total investment income	$ 2,452,253	$ 7,100,481
Expenses
Investment adviser and administration fee	$ 629,442	$ 1,784,807
Distribution and service fees:
Class A	135,337	69,178
Class C	20,207	34,966
Trustees’ fees and expenses	10,422	21,144
Custodian fee	36,714	74,202
Transfer and dividend disbursing agent fees	43,162	419,590
Legal and accounting services	29,252	30,538
Printing and postage	6,458	33,670
Registration fees	33,872	50,246
Miscellaneous	9,083	13,496
Total expenses	$ 953,949	$ 2,531,837
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 8,180	$ 477,398
Total expense reductions	$ 8,180	$ 477,398
Net expenses	$ 945,769	$ 2,054,439
Net investment income	$ 1,506,484	$ 5,046,042
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (7,891,206)	$ (21,157,931)
Net realized loss	$(7,891,206)	$(21,157,931)
Change in unrealized appreciation (depreciation):
Investments	$ (1,324,817)	$ (9,342,280)
Net change in unrealized appreciation (depreciation)	$(1,324,817)	$ (9,342,280)
Net realized and unrealized loss	$(9,216,023)	$(30,500,211)
Net decrease in net assets from operations	$(7,709,539)	$(25,454,169)
20
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2022
Statements of Changes in Net Assets

	Six Months Ended July 31, 2022 (Unaudited)
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,506,484	$ 5,046,042
Net realized loss	(7,891,206)	(21,157,931)
Net change in unrealized appreciation (depreciation)	(1,324,817)	(9,342,280)
Net decrease in net assets from operations	$ (7,709,539)	$ (25,454,169)
Distributions to shareholders:
Class A	$ (489,001)	$ (397,715)
Class C	—	(23,798)
Class I	(1,023,168)	(4,610,740)
Total distributions to shareholders	$ (1,512,169)	$ (5,032,253)
Transactions in shares of beneficial interest:
Class A	$ (17,583,896)	$ (5,972,710)
Class C	(783,474)	(1,695,916)
Class I	(34,383,888)	(70,511,792)
Net decrease in net assets from Fund share transactions	$ (52,751,258)	$ (78,180,418)
Net decrease in net assets	$ (61,972,966)	$(108,666,840)
Net Assets
At beginning of period	$ 331,810,069	$ 689,085,661
At end of period	$269,837,103	$ 580,418,821
21
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2022
Statements of Changes in Net Assets — continued

	Year Ended January 31, 2022
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,681,286	$ 8,755,400
Net realized gain	772,723	436,464
Net change in unrealized appreciation (depreciation)	(11,253,128)	(29,594,234)
Net decrease in net assets from operations	$ (7,799,119)	$ (20,402,370)
Distributions to shareholders:
Class A	$ (1,469,566)	$ (925,027)
Class C	(30,531)	(62,438)
Class I	(3,179,062)	(10,113,572)
Total distributions to shareholders	$ (4,679,159)	$ (11,101,037)
Transactions in shares of beneficial interest:
Class A	$ (11,725,431)	$ (2,977,634)
Class C	(2,666,827)	(2,436,425)
Class I	(37,797,402)	110,138,775
Net increase (decrease) in net assets from Fund share transactions	$ (52,189,660)	$104,724,716
Net increase (decrease) in net assets	$ (64,667,938)	$ 73,221,309
Net Assets
At beginning of year	$ 396,478,007	$ 615,864,352
At end of year	$331,810,069	$689,085,661
22
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2022
Financial Highlights

	Short-Term Municipal Bond Fund — Class A
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 10.450	$ 10.830	$ 10.660	$ 10.350	$ 10.300	$ 10.370
Income (Loss) From Operations
Net investment income	$ 0.046	$ 0.059	$ 0.077(1)	$ 0.160(1)	$ 0.154(1)	$ 0.149
Net realized and unrealized gain (loss)	(0.290)	(0.316)	0.401	0.308	0.049	(0.074)
Total income (loss) from operations	$ (0.244)	$ (0.257)	$ 0.478	$ 0.468	$ 0.203	$ 0.075
Less Distributions
From net investment income	$ (0.046)	$ (0.057)	$ (0.078)	$ (0.158)	$ (0.153)	$ (0.145)
From net realized gain	—	(0.066)	(0.230)	—	—	—
Total distributions	$ (0.046)	$ (0.123)	$ (0.308)	$ (0.158)	$ (0.153)	$ (0.145)
Net asset value — End of period	$10.160	$ 10.450	$ 10.830	$ 10.660	$ 10.350	$ 10.300
Total Return(2)	(2.34)% (3)	(2.39)%	4.51%	4.56%	2.00%	0.71%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 98,424	$119,419	$135,622	$109,210	$113,654	$149,651
Ratios (as a percentage of average daily net assets):
Expenses	0.80% (4)(5)	0.80%	0.82%	0.88%	0.91%	0.90%
Net investment income	0.90% (4)	0.59%	0.71%	1.52%	1.50%	1.39%
Portfolio Turnover	50% (3)	96%	176%	51%	67%	54%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser reduced a portion of its adviser and administration fee (equal to less than 0.01% of average daily net assets for the six months ended July 31, 2022).
23
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2022
Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class C
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 10.390	$ 10.790	$ 10.640	$ 10.320	$ 10.270	$ 10.340
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.007	$ (0.017)	$ 0.005	$ 0.082	$ 0.077	$ 0.067
Net realized and unrealized gain (loss)	(0.287)	(0.317)	0.387	0.317	0.049	(0.071)
Total income (loss) from operations	$ (0.280)	$ (0.334)	$ 0.392	$ 0.399	$ 0.126	$ (0.004)
Less Distributions
From net investment income	$ —	$ —	$ (0.012)	$ (0.079)	$ (0.076)	$ (0.066)
From net realized gain	—	(0.066)	(0.230)	—	—	—
Total distributions	$ —	$ (0.066)	$ (0.242)	$ (0.079)	$ (0.076)	$ (0.066)
Net asset value — End of period	$10.110	$10.390	$10.790	$10.640	$10.320	$10.270
Total Return(2)	(2.69)% (3)	(3.11)%	3.70%	3.88%	1.24%	(0.04)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 3,689	$ 4,603	$ 7,473	$ 24,622	$ 35,832	$ 52,079
Ratios (as a percentage of average daily net assets):
Expenses	1.55% (4)(5)	1.55%	1.57%	1.63%	1.66%	1.65%
Net investment income (loss)	0.14% (4)	(0.16)%	0.05%	0.78%	0.75%	0.64%
Portfolio Turnover	50% (3)	96%	176%	51%	67%	54%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser reduced a portion of its adviser and administration fee (equal to less than 0.01% of average daily net assets for the six months ended July 31, 2022).
24
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2022
Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class I
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 10.450	$ 10.830	$ 10.660	$ 10.350	$ 10.300	$ 10.370
Income (Loss) From Operations
Net investment income	$ 0.058	$ 0.086	$ 0.105	$ 0.186	$ 0.181	$ 0.172
Net realized and unrealized gain (loss)	(0.290)	(0.316)	0.400	0.308	0.048	(0.071)
Total income (loss) from operations	$ (0.232)	$ (0.230)	$ 0.505	$ 0.494	$ 0.229	$ 0.101
Less Distributions
From net investment income	$ (0.058)	$ (0.084)	$ (0.105)	$ (0.184)	$ (0.179)	$ (0.171)
From net realized gain	—	(0.066)	(0.230)	—	—	—
Total distributions	$ (0.058)	$ (0.150)	$ (0.335)	$ (0.184)	$ (0.179)	$ (0.171)
Net asset value — End of period	$ 10.160	$ 10.450	$ 10.830	$ 10.660	$ 10.350	$ 10.300
Total Return(1)	(2.21)% (2)	(2.14)%	4.77%	4.82%	2.25%	0.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$167,725	$207,787	$253,382	$157,176	$164,679	$179,156
Ratios (as a percentage of average daily net assets):
Expenses	0.55% (3)(4)	0.55%	0.57%	0.63%	0.66%	0.65%
Net investment income	1.15% (3)	0.84%	0.92%	1.77%	1.75%	1.64%
Portfolio Turnover	50% (2)	96%	176%	51%	67%	54%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	Not annualized.
(3)	Annualized.
(4)	The investment adviser reduced a portion of its adviser and administration fee (equal to less than 0.01% of average daily net assets for the six months ended July 31, 2022).
25
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2022
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class A
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 12.490	$ 13.070	$ 12.810	$ 12.210	$ 12.160	$ 12.070
Income (Loss) From Operations
Net investment income	$ 0.086	$ 0.135	$ 0.184	$ 0.228	$ 0.235	$ 0.227
Net realized and unrealized gain (loss)	(0.540)	(0.532)	0.385	0.637	0.050	0.090
Total income (loss) from operations	$ (0.454)	$ (0.397)	$ 0.569	$ 0.865	$ 0.285	$ 0.317
Less Distributions
From net investment income	$ (0.086)	$ (0.135)	$ (0.184)	$ (0.228)	$ (0.235)	$ (0.227)
From net realized gain	—	(0.048)	(0.125)	(0.037)	—	—
Total distributions	$ (0.086)	$ (0.183)	$ (0.309)	$ (0.265)	$ (0.235)	$ (0.227)
Net asset value — End of period	$11.950	$12.490	$13.070	$12.810	$12.210	$12.160
Total Return(1)(2)	(3.63)% (3)	(3.08)%	4.49%	7.15%	2.38%	2.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 52,859	$ 61,492	$ 67,422	$ 50,697	$ 42,715	$ 48,494
Ratios (as a percentage of average daily net assets):
Expenses (2)	0.89% (4)(5)	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	1.44% (5)	1.09%	1.41%	1.81%	1.95%	1.85%
Portfolio Turnover	81% (3)	61%	104%	74%	86%	62%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	The investment adviser and administrator and/or sub-adviser reimbursed certain operating expenses (equal to 0.16%, 0.12%, 0.09%, 0.08%, 0.08% and 0.07% of average daily net assets for the six months ended July 31, 2022 and the years ended January 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(3)	Not annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2022).
(5)	Annualized.
26
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2022
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class C
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 12.480	$ 13.070	$ 12.810	$ 12.210	$ 12.160	$ 12.060
Income (Loss) From Operations
Net investment income	$ 0.041	$ 0.044(1)	$ 0.092(1)	$ 0.133	$ 0.143	$ 0.134
Net realized and unrealized gain (loss)	(0.540)	(0.548)	0.379	0.638	0.051	0.101
Total income (loss) from operations	$ (0.499)	$ (0.504)	$ 0.471	$ 0.771	$ 0.194	$ 0.235
Less Distributions
From net investment income	$ (0.041)	$ (0.038)	$ (0.086)	$ (0.134)	$ (0.144)	$ (0.135)
From net realized gain	—	(0.048)	(0.125)	(0.037)	—	—
Total distributions	$ (0.041)	$ (0.086)	$ (0.211)	$ (0.171)	$ (0.144)	$ (0.135)
Net asset value — End of period	$11.940	$12.480	$13.070	$12.810	$12.210	$12.160
Total Return(2)(3)	(3.99)% (4)	(3.88)%	3.70%	6.35%	1.61%	1.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 6,313	$ 8,362	$ 11,226	$ 22,557	$ 24,456	$ 29,221
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.64% (5)(6)	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income	0.69% (6)	0.34%	0.72%	1.08%	1.20%	1.10%
Portfolio Turnover	81% (4)	61%	104%	74%	86%	62%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator and/or sub-adviser reimbursed certain operating expenses (equal to 0.16%, 0.12%, 0.09%, 0.08%, 0.08% and 0.07% of average daily net assets for the six months ended July 31, 2022 and the years ended January 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2022).
(6)	Annualized.
27
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2022
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class I
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 12.500	$ 13.090	$ 12.820	$ 12.220	$ 12.180	$ 12.080
Income (Loss) From Operations
Net investment income	$ 0.101	$ 0.167	$ 0.216	$ 0.260	$ 0.265	$ 0.258
Net realized and unrealized gain (loss)	(0.540)	(0.542)	0.395	0.636	0.040	0.100
Total income (loss) from operations	$ (0.439)	$ (0.375)	$ 0.611	$ 0.896	$ 0.305	$ 0.358
Less Distributions
From net investment income	$ (0.101)	$ (0.167)	$ (0.216)	$ (0.259)	$ (0.265)	$ (0.258)
From net realized gain	—	(0.048)	(0.125)	(0.037)	—	—
Total distributions	$ (0.101)	$ (0.215)	$ (0.341)	$ (0.296)	$ (0.265)	$ (0.258)
Net asset value — End of period	$ 11.960	$ 12.500	$ 13.090	$ 12.820	$ 12.220	$ 12.180
Total Return(1)(2)	(3.51)% (3)	(2.90)%	4.82%	7.41%	2.63%	2.87%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$521,247	$619,232	$537,216	$404,214	$396,647	$413,436
Ratios (as a percentage of average daily net assets):
Expenses (2)	0.64% (4)(5)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.69% (5)	1.34%	1.66%	2.07%	2.19%	2.10%
Portfolio Turnover	81% (3)	61%	104%	74%	86%	62%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	The investment adviser and administrator and/or sub-adviser reimbursed certain operating expenses (equal to 0.16%, 0.12%, 0.09%, 0.08%, 0.08% and 0.07% of average daily net assets for the six months ended July 31, 2022 and the years ended January 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(3)	Not annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2022).
(5)	Annualized.
28
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of six funds, two of which, each diversified, are included in these financial statements. They include Parametric TABS Short-Term Municipal Bond Fund (Short-Term Municipal Bond Fund) and Parametric TABS Intermediate-Term Municipal Bond Fund (Intermediate-Term Municipal Bond Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to seek after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2022, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees—Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
29

Parametric
TABS Municipal Bond Funds
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Interim Financial Statements—The interim financial statements relating to July 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2022, as determined on a federal income tax basis, were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Aggregate cost	$296,725,583	$603,106,488
Gross unrealized appreciation	$ 3,319,379	$ 9,930,120
Gross unrealized depreciation	(3,630,517)	(9,487,825)
Net unrealized appreciation (depreciation)	$ (311,138)	$ 442,295
30

Parametric
TABS Municipal Bond Funds
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to each Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
	Short-Term Municipal Bond Fund		Intermediate-Term Municipal Bond Fund
	Annual Fee Rate		Annual Fee Rate
Average Daily Net Assets	As of July 1, 2022*	Prior to July 1, 2022	As of July 1, 2022*	Prior to July 1, 2022
Up to $500 million	0.3500%	0.4500%	0.5000%	0.6000%
$500 million but less than $1 billion	0.3500%	0.4400%	0.5000%	0.6000%
$1 billion but less than $2 billion	0.3375%	0.4300%	0.4750%	0.5750%
$2 billion but less than $5 billion	0.3250%	0.4100%	0.4550%	0.5500%
$5 billion and over	0.3175%	0.4000%	0.4400%	0.5300%
*	Reflects a fee reduction pursuant to an amendment to each Fund's investment advisory and administrative agreement effective July 1, 2022.
For the six months ended July 31, 2022, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Investment Adviser and Administration Fee	$629,442	$1,784,807
Effective Annual Rate	0.43%	0.58%
Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of each Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Funds.
Effective April 26, 2022, each Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by each Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by each Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2022, the investment adviser and administration fee paid was reduced by $8,180 and $11,417 for Short-Term Municipal Bond Fund and Intermediate-Term Municipal Bond Fund, respectively, relating to each Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, each Fund may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
EVM and Parametric have agreed to reimburse the Funds’ expenses to the extent that total annual fund operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.76%, 1.51% and 0.51% of Short-Term Municipal Bond Fund's average daily net assets for Class A, Class C and Class I, respectively, effective July 1, 2022; and 0.85%, 1.60% and 0.60% (0.90%, 1.65% and 0.65% prior to July 1, 2022) of Intermediate-Term Municipal Bond Fund's average daily net assets for Class A, Class C and Class I, respectively. These agreements may be changed or terminated after May 31, 2023. Pursuant to these agreements, EVM and Parametric were allocated none and $465,981 in total of Short-Term Municipal Bond Fund's and Intermediate-Term Municipal Bond Fund's operating expenses, respectively, for the six months ended July 31, 2022.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on the sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges
31

Parametric
TABS Municipal Bond Funds
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

(see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended July 31, 2022 were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
EVM's Sub-Transfer Agent Fees	$2,473	$2,221
EVD's Class A Sales Charges	$ 262	$ 403
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$ —	$1,500
Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2022 for Class A shares amounted to the following:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class A Distribution and Service Fees	$135,337	$69,178
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended July 31, 2022, the Funds paid or accrued to EVD the following distribution fees:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class C Distribution Fees	$15,155	$26,225
Pursuant to the Class C Plan, the Funds also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2022 amounted to the following:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class C Service Fees	$5,052	$8,741
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
32

Parametric
TABS Municipal Bond Funds
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2022, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class A	$5,000	$ 300
Class C	$ —	$2,000
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, for the six months ended July 31, 2022 were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Purchases
Investments (non-U.S. Government)	$ 134,148,516	$ 484,787,776
U.S. Government and Agency Securities	6,161,203	—
Total Purchases	$140,309,719	$484,787,776
Sales
Investments (non-U.S. Government)	$ 150,716,318	$ 464,629,733
U.S. Government and Agency Securities	42,545,881	102,142,964
Total Sales	$193,262,199	$566,772,697
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:
Short-Term Municipal Bond Fund
	Six Months Ended July 31, 2022 (Unaudited)			Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	227,277	$ 2,302,396	1,192,418	$ 12,793,020
Issued to shareholders electing to receive payments of distributions in Fund shares	40,835	413,060	116,663	1,246,260
Redemptions	(2,019,429)	(20,437,492)	(2,532,674)	(27,132,468)
Converted from Class C shares	13,731	138,140	127,144	1,367,757
Net decrease	(1,737,586)	$(17,583,896)	(1,096,449)	$ (11,725,431)
33

Parametric
TABS Municipal Bond Funds
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

Short-Term Municipal Bond Fund (continued)
	Six Months Ended July 31, 2022 (Unaudited)			Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class C
Sales	27,974	$ 278,235	50,891	$ 544,607
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	2,109	22,375
Redemptions	(92,274)	(923,569)	(174,871)	(1,866,052)
Converted to Class A shares	(13,811)	(138,140)	(127,673)	(1,367,757)
Net decrease	(78,111)	$ (783,474)	(249,544)	$ (2,666,827)
Class I
Sales	3,018,577	$ 30,437,389	6,930,959	$ 74,416,982
Issued to shareholders electing to receive payments of distributions in Fund shares	67,746	685,775	201,729	2,157,637
Redemptions	(6,455,917)	(65,507,052)	(10,646,030)	(114,372,021)
Net decrease	(3,369,594)	$(34,383,888)	(3,513,342)	$ (37,797,402)
Intermediate-Term Municipal Bond Fund
	Six Months Ended July 31, 2022 (Unaudited)			Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	510,004	$ 6,077,746	1,201,456	$ 15,541,810
Issued to shareholders electing to receive payments of distributions in Fund shares	16,942	202,238	36,308	467,442
Redemptions	(1,049,215)	(12,519,270)	(1,501,941)	(19,390,738)
Converted from Class C shares	22,239	266,576	31,216	403,852
Net decrease	(500,030)	$ (5,972,710)	(232,961)	$ (2,977,634)
Class C
Sales	24,372	$ 289,234	80,394	$ 1,040,821
Issued to shareholders electing to receive payments of distributions in Fund shares	911	10,856	2,128	27,373
Redemptions	(144,351)	(1,729,430)	(240,442)	(3,100,767)
Converted to Class A shares	(22,245)	(266,576)	(31,222)	(403,852)
Net decrease	(141,313)	$ (1,695,916)	(189,142)	$ (2,436,425)
34

Parametric
TABS Municipal Bond Funds
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

Intermediate-Term Municipal Bond Fund (continued)
	Six Months Ended July 31, 2022 (Unaudited)			Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	11,032,774	$ 131,596,017	20,658,776	$ 267,233,472
Issued to shareholders electing to receive payments of distributions in Fund shares	158,666	1,895,688	325,454	4,193,986
Redemptions	(17,146,892)	(204,003,497)	(12,498,276)	(161,288,683)
Net increase (decrease)	(5,955,452)	$ (70,511,792)	8,485,954	$ 110,138,775
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended July 31, 2022.
9  Overdraft Advances
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, each Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on each Fund’s assets to the extent of any overdraft. At July 31, 2022, Intermediate-Term Municipal Bond Fund had a payment due to SSBT pursuant to the foregoing arrangement of $5,792,454. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at July 31, 2022. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 11) at July 31, 2022. The Funds’ average overdraft advances during the six months ended July 31, 2022 were not significant.
10  Investments in Affiliated Funds
At July 31, 2022, the value of each Fund’s investment in affiliated funds was $39,292,077 and $49,867,984 for Short-Term Municipal Bond Fund and Intermediate-Term Municipal Bond Fund, respectively, which represents 14.5% and 8.6% of net assets for Short-Term Municipal Bond Fund and Intermediate-Term Municipal Bond Fund, respectively. Transactions in affiliated funds by the Funds for the six months ended July 31, 2022 were as follows:
Short-Term Municipal Bond Fund
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$67,561,130	$(28,269,053)	$ —	$ —	$39,292,077	$80,237	39,292,077
35

Parametric
TABS Municipal Bond Funds
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

Intermediate-Term Municipal Bond Fund
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$119,575,126	$(69,707,142)	$ —	$ —	$49,867,984	$108,439	49,867,984
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Funds' investments, which are carried at value, were as follows:
Short-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 250,962,396	$ —	$ 250,962,396
U.S. Treasury Obligations	—	6,159,972	—	6,159,972
Short-Term Investments	39,292,077	—	—	39,292,077
Total Investments	$39,292,077	$257,122,368	$ —	$296,414,445
Intermediate-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 553,680,799	$ —	$ 553,680,799
Short-Term Investments	49,867,984	—	—	49,867,984
Total Investments	$49,867,984	$553,680,799	$ —	$603,548,783
36

Parametric
TABS Municipal Bond Funds
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

12  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Funds' performance, or the performance of the securities in which the Funds invest.
37

Parametric
TABS Municipal Bond Funds
July 31, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.
38

Parametric
TABS Municipal Bond Funds
July 31, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreements between each of Parametric TABS Intermediate-Term Municipal Bond Fund and Parametric TABS Short-Term Municipal Bond Fund (together, the “Funds”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreements between the Adviser and Parametric Portfolio Associates, LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to each Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for each Fund.
39

Parametric
TABS Municipal Bond Funds
July 31, 2022
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreements and the sub-advisory agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes to such personnel, where relevant. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreements and the abilities and experience of Sub-adviser’s investment professionals in implementing the investment strategies of each Fund. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board also considered the Sub-adviser’s tax-advantaged bond strategies group and the Adviser’s and Sub-adviser’s municipal research groups involved in managing the Funds and other funds and accounts that invest primarily in municipal bonds and employ a tax-advantaged bond strategy. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreements and the sub-advisory agreements.
Fund Performance
The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Parametric TABS Intermediate-Term Municipal Bond Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board noted that the performance of the Parametric TABS Short-Term Municipal Bond was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was equal to its primary benchmark index and lower than its secondary benchmark index for the three-year period. The Board concluded that the performance of each Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on each Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
40

Parametric
TABS Municipal Bond Funds
July 31, 2022
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Funds and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.
41

Parametric
TABS Municipal Bond Funds
July 31, 2022
Liquidity Risk Management Program

Each Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. Each Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of each Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews each Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of each Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of each Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, each Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
42

Parametric
TABS Municipal Bond Funds
July 31, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
43

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
44

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
45

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
46

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 260-0761
Fund Offices
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7786    7.31.22

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
Semiannual Report
July 31, 2022

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2022
Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2022
Performance

Portfolio Manager(s) Brian C. Barney, CFA, Devin J. Cooch, CFA and Alison Wagner, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	02/01/2010	02/01/2010	(4.16)%	(7.63)%	1.31%	2.81%
Class A with 3.25% Maximum Sales Charge	—	—	(7.29)	(10.66)	0.64	2.46
Class C at NAV	02/01/2010	02/01/2010	(4.44)	(8.32)	0.55	2.19
Class C with 1% Maximum Sales Charge	—	—	(5.39)	(9.23)	0.55	2.19
Class I at NAV	02/01/2010	02/01/2010	(4.04)	(7.41)	1.56	3.06

Bloomberg 10 Year Municipal Bond Index	—	—	(2.76)%	(6.09)%	2.05%	2.66%
Bloomberg 15 Year Municipal Bond Index	—	—	(4.84)	(8.19)	2.36	3.06
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	0.66%	1.41%	0.41%
Net	0.65	1.40	0.40
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	1.79%	1.05%	2.04%
SEC 30-day Yield – Subsidized	2.02	1.36	2.34
SEC 30-day Yield – Unsubsidized	1.99	1.32	2.30
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2022
Fund Profile

Credit Quality (% of total investments)*
Footnotes:
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg 10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 8-12 years. Bloomberg 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12-17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charges reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective April 15, 2015, the Fund changed its investment objective and investment strategy. Performance prior to April 15, 2015 reflects the Fund’s performance under its former investment objective and policies.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.
Fund profile subject to change due to active management.
4

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2022 to July 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (2/1/22)	Ending Account Value (7/31/22)	Expenses Paid During Period* (2/1/22 – 7/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 958.40	$3.16**	0.65%
Class C	$1,000.00	$ 955.60	$6.79**	1.40%
Class I	$1,000.00	$ 959.60	$1.94**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.57	$3.26**	0.65%
Class C	$1,000.00	$1,017.85	$7.00**	1.40%
Class I	$1,000.00	$1,022.81	$2.01**	0.40%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2022. The Example reflects the expenses of both the Fund and the Portfolio.
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.
5

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2022
Statement of Assets and Liabilities (Unaudited)

July 31, 2022
Assets
Investment in 5-to-15 Year Laddered Municipal Bond Portfolio, at value (identified cost $697,925,427)	$ 690,731,048
Receivable for Fund shares sold	1,321,254
Receivable from affiliates	24,517
Total assets	$692,076,819
Liabilities
Payable for Fund shares redeemed	$ 1,687,075
Distributions payable	221,561
Payable to affiliates:
Distribution and service fees	35,276
Accrued expenses	150,461
Total liabilities	$ 2,094,373
Net Assets	$689,982,446
Sources of Net Assets
Paid-in capital	$ 725,663,186
Accumulated loss	(35,680,740)
Net Assets	$689,982,446
Class A Shares
Net Assets	$ 69,090,349
Shares Outstanding	5,723,550
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.07
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 12.48
Class C Shares
Net Assets	$ 24,087,366
Shares Outstanding	1,996,207
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 12.07
Class I Shares
Net Assets	$ 596,804,731
Shares Outstanding	49,473,678
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.06
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
6
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2022
Investment Income
Dividend income allocated from Portfolio	$ 64,271
Interest income allocated from Portfolio	9,140,719
Expenses allocated from Portfolio	(1,371,269)
Total investment income from Portfolio	$ 7,833,721
Expenses
Distribution and service fees:
Class A	$ 92,104
Class C	132,983
Trustees’ fees and expenses	250
Custodian fee	25,977
Transfer and dividend disbursing agent fees	142,192
Legal and accounting services	17,516
Printing and postage	20,813
Registration fees	44,485
Miscellaneous	8,124
Total expenses	$ 484,444
Deduct:
Allocation of expenses to affiliates	$ 66,168
Total expense reductions	$ 66,168
Net expenses	$ 418,276
Net investment income	$ 7,415,445
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$ (24,110,720)
Net realized loss	$(24,110,720)
Change in unrealized appreciation (depreciation):
Investments	$ (23,768,011)
Net change in unrealized appreciation (depreciation)	$(23,768,011)
Net realized and unrealized loss	$(47,878,731)
Net decrease in net assets from operations	$(40,463,286)
7
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2022
Statements of Changes in Net Assets

	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 7,415,445	$ 15,011,060
Net realized gain (loss)	(24,110,720)	3,489,360
Net change in unrealized appreciation (depreciation)	(23,768,011)	(42,921,803)
Net decrease in net assets from operations	$ (40,463,286)	$ (24,421,383)
Distributions to shareholders:
Class A	$ (625,243)	$ (1,170,757)
Class C	(125,654)	(222,704)
Class I	(6,641,774)	(13,597,794)
Total distributions to shareholders	$ (7,392,671)	$ (14,991,255)
Transactions in shares of beneficial interest:
Class A	$ (8,692,524)	$ (3,587,280)
Class C	(5,169,915)	(5,093,002)
Class I	(186,317,639)	83,582,567
Net increase (decrease) in net assets from Fund share transactions	$(200,180,078)	$ 74,902,285
Other capital:
Portfolio transaction fee contributed to Portfolio	$ (368,142)	$ (240,536)
Portfolio transaction fee allocated from Portfolio	367,621	249,295
Net increase (decrease) in net assets from other capital	$ (521)	$ 8,759
Net increase (decrease) in net assets	$(248,036,556)	$ 35,498,406
Net Assets
At beginning of period	$ 938,019,002	$ 902,520,596
At end of period	$ 689,982,446	$938,019,002
8
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2022
Financial Highlights

	Class A
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 12.700	$ 13.240	$ 12.900	$ 12.220	$ 12.110	$ 11.900
Income (Loss) From Operations
Net investment income	$ 0.102	$ 0.182	$ 0.213	$ 0.237	$ 0.225	$ 0.210
Net realized and unrealized gain (loss)	(0.630)	(0.540)	0.340	0.680	0.110	0.210
Total income (loss) from operations	$ (0.528)	$ (0.358)	$ 0.553	$ 0.917	$ 0.335	$ 0.420
Less Distributions
From net investment income	$ (0.102)	$ (0.182)	$ (0.213)	$ (0.237)	$ (0.225)	$ (0.210)
Total distributions	$ (0.102)	$ (0.182)	$ (0.213)	$ (0.237)	$ (0.225)	$ (0.210)
Net asset value — End of period	$12.070	$12.700	$13.240	$12.900	$12.220	$ 12.110
Total Return(1)(2)	(4.16)% (3)	(2.73)%	4.34%	7.56%	2.80%	3.53%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 69,090	$ 81,892	$ 88,983	$ 85,608	$ 87,287	$104,397
Ratios (as a percentage of average daily net assets):(4)
Expenses (2)	0.65% (5)(6)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.71% (6)	1.39%	1.65%	1.88%	1.87%	1.72%
Portfolio Turnover of the Portfolio	34% (3)	22%	51%	28%	78%	35%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	The investment adviser and administrator and the sub-adviser of the Fund and the investment adviser and the sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.03%, 0.01%, 0.03%, 0.02%, 0.04% and 0.05% of average daily net assets for the six months ended July 31, 2022 and the years ended January 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser and administrator of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2022).
(6)	Annualized.
9
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2022
Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 12.690	$ 13.230	$ 12.890	$ 12.220	$ 12.100	$ 11.890
Income (Loss) From Operations
Net investment income	$ 0.057	$ 0.084	$ 0.116	$ 0.142	$ 0.134	$ 0.118
Net realized and unrealized gain (loss)	(0.620)	(0.540)	0.340	0.670	0.120	0.210
Total income (loss) from operations	$ (0.563)	$ (0.456)	$ 0.456	$ 0.812	$ 0.254	$ 0.328
Less Distributions
From net investment income	$ (0.057)	$ (0.084)	$ (0.116)	$ (0.142)	$ (0.134)	$ (0.118)
Total distributions	$ (0.057)	$ (0.084)	$ (0.116)	$ (0.142)	$ (0.134)	$ (0.118)
Net asset value — End of period	$12.070	$12.690	$13.230	$12.890	$12.220	$12.100
Total Return(1)(2)	(4.44)% (3)	(3.47)%	3.56%	6.68%	2.12%	2.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 24,087	$ 30,795	$ 37,239	$ 41,689	$ 45,309	$ 55,476
Ratios (as a percentage of average daily net assets):(4)
Expenses (2)	1.40% (5)(6)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income	0.95% (6)	0.64%	0.91%	1.13%	1.11%	0.96%
Portfolio Turnover of the Portfolio	34% (3)	22%	51%	28%	78%	35%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	The investment adviser and administrator and the sub-adviser of the Fund and the investment adviser and the sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.03%, 0.01%, 0.03%, 0.02%, 0.04% and 0.05% of average daily net assets for the six months ended July 31, 2022 and the years ended January 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser and administrator of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2022).
(6)	Annualized.
10
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2022
Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 12.690	$ 13.230	$ 12.890	$ 12.210	$ 12.100	$ 11.890
Income (Loss) From Operations
Net investment income	$ 0.117	$ 0.215	$ 0.245	$ 0.268	$ 0.255	$ 0.240
Net realized and unrealized gain (loss)	(0.630)	(0.540)	0.340	0.680	0.110	0.210
Total income (loss) from operations	$ (0.513)	$ (0.325)	$ 0.585	$ 0.948	$ 0.365	$ 0.450
Less Distributions
From net investment income	$ (0.117)	$ (0.215)	$ (0.245)	$ (0.268)	$ (0.255)	$ (0.240)
Total distributions	$ (0.117)	$ (0.215)	$ (0.245)	$ (0.268)	$ (0.255)	$ (0.240)
Net asset value — End of period	$ 12.060	$ 12.690	$ 13.230	$ 12.890	$ 12.210	$ 12.100
Total Return(1)(2)	(4.04)% (3)	(2.49)%	4.60%	7.83%	3.06%	3.79%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$596,805	$825,332	$776,298	$596,099	$472,656	$510,220
Ratios (as a percentage of average daily net assets):(4)
Expenses (2)	0.40% (5)(6)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.95% (6)	1.64%	1.89%	2.12%	2.11%	1.94%
Portfolio Turnover of the Portfolio	34% (3)	22%	51%	28%	78%	35%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	The investment adviser and administrator and the sub-adviser of the Fund and the investment adviser and the sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.03%, 0.01%, 0.03%, 0.02%, 0.04% and 0.05% of average daily net assets for the six months ended July 31, 2022 and the years ended January 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser and administrator of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2022).
(6)	Annualized.
11
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.8% at July 31, 2022). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income— The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by the Portfolio’s investments in municipal obligations, which are exempt from regular federal income tax when received by the Portfolio, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to July 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
12

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At January 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $4,620,910 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2022, $4,620,910 are short-term.
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.3200%
$1 billion but less than $2.5 billion	0.3075%
$2.5 billion but less than $5 billion	0.2950%
$5 billion and over	0.2875%
For the six months ended July 31, 2022, the Fund incurred no investment adviser and administration fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its pro-rata share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.
Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 0.65%, 1.40% and 0.40% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2023. Pursuant to this agreement, EVM and Parametric were allocated $66,168 in total of the Fund’s operating expenses for the six months ended July 31, 2022.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2022, EVM earned $4,358 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,142 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2022. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2022 amounted to $92,104 for Class A shares.
13

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2022, the Fund paid or accrued to EVD $99,737 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2022 amounted to $33,246 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2022, the Fund was informed that EVD received approximately $7,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the six months ended July 31, 2022, increases and decreases in the Fund's investment in the Portfolio aggregated $19,756,598 and $225,684,177, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1H of the Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	572,976	$ 6,967,194	1,058,328	$ 13,882,492
Issued to shareholders electing to receive payments of distributions in Fund shares	41,133	496,738	70,602	923,920
Redemptions	(1,355,545)	(16,342,004)	(1,416,785)	(18,585,038)
Converted from Class C shares	15,699	185,548	14,622	191,346
Net decrease	(725,737)	$ (8,692,524)	(273,233)	$ (3,587,280)
Class C
Sales	63,641	$ 771,108	253,506	$ 3,320,306
Issued to shareholders electing to receive payments of distributions in Fund shares	8,239	99,524	13,279	173,741
Redemptions	(486,123)	(5,854,999)	(640,444)	(8,395,703)
Converted to Class A shares	(15,701)	(185,548)	(14,628)	(191,346)
Net decrease	(429,944)	$ (5,169,915)	(388,287)	$ (5,093,002)
14

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	9,915,906	$ 119,238,111	18,257,870	$ 239,662,679
Issued to shareholders electing to receive payments of distributions in Fund shares	443,591	5,358,664	819,220	10,714,522
Redemptions	(25,928,426)	(310,914,414)	(12,724,163)	(166,794,634)
Net increase (decrease)	(15,568,929)	$(186,317,639)	6,352,927	$ 83,582,567
15

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.5%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.2%
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/35	$500	$ 494,880
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/35	1,175	1,245,194
		$ 1,740,074
Education — 4.2%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 1.361%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,750	$ 2,664,420
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/26	1,000	1,095,620
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	555,490
Miami University, OH, 5.00%, 9/1/32	735	872,438
New York Dormitory Authority, (Rochester Institute of Technology):
5.00%, 7/1/36	395	446,982
5.00%, 7/1/37	840	948,142
New York Dormitory Authority, (School Districts Revenue Bond Financing Program):
5.00%, 10/1/32	1,500	1,735,620
5.00%, 10/1/33	1,175	1,352,049
Ohio Higher Educational Facility Commission, (Kenyon College):
5.00%, 7/1/35(2)	1,840	2,005,434
5.00%, 7/1/36(2)	1,600	1,739,376
5.00%, 7/1/37(2)	2,000	2,164,980
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University), 4.00%, 9/1/34	350	375,973
Saginaw Valley State University, MI:
5.00%, 7/1/27	400	445,848
5.00%, 7/1/28	1,000	1,111,830
Texas A&M University, 4.00%, 5/15/34	1,000	1,074,380
University of Florida, 4.00%, 7/1/31	4,000	4,420,960
University of Houston, TX, 5.00%, 2/15/36	5,000	5,849,000
		$ 28,858,542
Electric Utilities — 3.9%
Anaheim Housing and Public Improvements Authority, CA, Electric System Revenue:
5.00%, 10/1/30	$3,630	$ 4,113,697
5.00%, 10/1/34	2,000	2,232,860
5.00%, 10/1/35	1,130	1,258,323
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$ 1,078,640
Energy Northwest, WA, 5.00%, 7/1/36	5,000	5,991,300
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	270,963
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/33	2,100	2,438,100
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	821,899
New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/34	770	810,317
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	549,280
Seattle, WA, Municipal Light and Power Revenue, 1.58%, (SIFMA + 0.25%), 11/1/26 (Put Date), 5/1/45(1)	2,000	1,978,100
Springfield Electric System Revenue, IL:
5.00%, 3/1/27	250	267,560
5.00%, 3/1/28	250	266,910
5.00%, 3/1/29	250	266,263
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/27	300	320,121
5.00%, 10/1/28	400	426,212
5.00%, 10/1/29	720	766,231
5.00%, 10/1/30	1,500	1,594,680
5.00%, 10/1/31	1,000	1,062,240
5.00%, 10/1/33	300	318,279
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	264,105
		$ 27,096,080
Escrowed/Prerefunded — 0.7%
Addison, TX, Prerefunded to 2/15/23, 5.00%, 2/15/26	$270	$ 275,146
Franklin County, OH, Prerefunded to 6/1/23, 4.25%, 12/1/35	1,060	1,083,871
Kentucky Turnpike Authority, Prerefunded to 7/1/23, 5.00%, 7/1/33	300	309,372
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
Prerefunded to 10/1/23, 5.00%, 10/1/24	150	160,136
Prerefunded to 10/1/23, 5.00%, 10/1/25	100	106,757
Prerefunded to 10/1/23, 5.00%, 10/1/26	1,100	1,174,327
Prerefunded to 10/1/23, 5.00%, 10/1/27	50	53,379
Prerefunded to 10/1/23, 5.00%, 10/1/29	125	133,446
Prerefunded to 10/1/23, 5.00%, 10/1/30	250	266,892
Prerefunded to 10/1/23, 5.00%, 10/1/32	225	240,203
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), Prerefunded to 3/1/24, 5.00%, 9/1/29	250	263,058

16
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
South Dakota Building Authority:
Prerefunded to 6/1/25, 5.00%, 6/1/28	$210	$ 228,982
Series 2015B, Prerefunded to 6/1/25, 5.00%, 6/1/30	200	218,078
		$ 4,513,647
General Obligations — 24.3%
Anchorage, AK:
5.00%, 9/1/25	$100	$ 109,603
5.00%, 9/1/27	780	852,205
Anne Arundel County, MD, 5.00%, 4/1/33	700	847,042
Auburn, AL, 5.00%, 8/1/37(2)	1,915	2,221,151
Barbers Hill Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/37	2,970	3,516,510
Belding Area Schools, MI:
5.00%, 5/1/28	250	277,958
5.00%, 5/1/30	225	249,473
Bethel Park School District, PA, 4.00%, 8/1/35	650	684,950
Birmingham, AL, 5.00%, 12/1/27	2,460	2,839,455
Bonneville and Bingham Counties Joint School District No. 93, ID, 5.00%, 9/15/32	300	328,017
Brookline, MA, 5.00%, 3/15/31	3,100	3,640,640
Burlington, VT:
5.00%, 11/1/27	175	201,901
5.00%, 11/1/29	75	88,538
5.00%, 11/1/30	300	352,503
Series 2016A, 5.00%, 11/1/26	120	135,467
California:
4.00%, 8/1/36	5,000	5,197,850
4.00%, 10/1/37	1,225	1,311,779
5.00%, 8/1/32	1,590	1,766,458
5.00%, 12/1/34	2,500	2,962,575
Cape May County, NJ, 3.00%, 10/1/31	1,000	1,011,380
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/33	1,000	692,080
Cheltenham School District, PA, 4.00%, 2/15/35	1,005	1,049,491
Colonial School District, PA:
5.00%, 2/15/32	100	109,136
5.00%, 2/15/33	50	54,553
Connecticut, 4.00%, 6/1/32	970	1,044,350
Contra Costa Community College District, CA, (Election of 2014):
4.00%, 8/1/32	650	710,430
4.00%, 8/1/33	100	108,272
Cook County School District No. 25, IL, (Arlington Heights), 5.00%, 12/15/32	630	711,295
Coopersville Area Public Schools, MI, 4.00%, 5/1/35(2)	430	452,644
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Dallas, TX, 5.00%, 2/15/31	$3,465	$ 3,517,460
Danville, VA, 4.00%, 9/1/33	3,790	4,243,701
Delaware, 5.00%, 2/1/29	1,000	1,155,650
Denton County, TX, 4.00%, 7/15/31	1,500	1,631,100
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	376,537
Dublin City School District, OH, 5.00%, 12/1/29	500	583,575
Easton Area School District, PA, 5.00%, 2/1/31	1,400	1,605,184
Flower Mound, TX, 5.00%, 3/1/27	510	564,784
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	417,044
Georgia:
5.00%, 7/1/30	5,000	6,047,600
5.00%, 2/1/32	1,000	1,127,050
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	949,104
Hawaii, 5.00%, 1/1/30	3,730	4,335,155
Hennepin County, MN, 5.00%, 12/1/33	1,000	1,118,740
Highland Park, IL, 4.00%, 12/30/29	830	922,205
Hitchcock Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/37(2)	750	856,717
Homewood, AL:
5.00%, 9/1/28	2,000	2,234,040
5.00%, 9/1/29	2,000	2,226,600
Honolulu City and County, HI, 3.00%, 9/1/31	110	112,063
Illinois:
Series 2022A, 5.00%, 3/1/29	2,250	2,499,817
Series 2022B, 5.00%, 3/1/29	2,000	2,222,060
Irving, TX:
4.00%, 9/15/36	2,025	2,183,112
4.00%, 9/15/37	5,165	5,532,077
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,043,940
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,716,399
Kennewick School District No. 17, WA, 4.00%, 12/1/33	655	717,945
Lakeland, FL:
5.00%, 10/1/28	1,500	1,612,020
5.00%, 10/1/30	1,000	1,071,450
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	2,000	2,157,460
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,692,112
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	1,690	1,763,549
Los Angeles Unified School District, CA:
4.00%, 7/1/33	1,585	1,755,514

17
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Los Angeles Unified School District, CA: (continued)
4.00%, 7/1/36	$3,000	$ 3,171,990
Maine, 5.00%, 6/1/30	1,605	1,923,560
Massachusetts, 4.00%, 3/1/32	775	847,253
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	214,842
Medina Valley Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	425	455,813
Miami-Dade County School District, FL, 5.00%, 3/15/28	300	322,149
Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,086,260
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	410	421,574
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	155,650
Navasota Independent School District, TX, (PSF Guaranteed), Prerefunded to 2/15/25, 5.00%, 2/15/28	195	210,204
New Waverly Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	500	543,490
New York, 5.00%, 3/15/31	3,000	3,659,340
New York City, NY:
5.00%, 8/1/32	5,000	6,069,450
5.00%, 8/1/34	1,500	1,768,755
Ohio:
5.00%, 3/1/35	2,160	2,570,422
5.00%, 5/1/35	500	596,145
Ohio, (Adult Correctional Building Fund):
5.00%, 10/1/28	1,000	1,166,410
5.00%, 10/1/29	1,500	1,777,395
Pasadena, TX:
4.00%, 2/15/28	500	524,345
4.00%, 2/15/29	150	156,678
4.00%, 2/15/30	440	458,000
4.00%, 2/15/31	650	673,719
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	935,524
Pennsylvania, 4.00%, 6/15/31	60	61,725
Philadelphia, PA, 5.00%, 2/1/31	1,550	1,787,863
Pittsburg Unified School District, CA, 5.00%, 8/1/28	920	1,046,334
Ravenswood City School District, CA, (Election of 2016):
5.00%, 8/1/27	530	593,637
5.00%, 8/1/28	555	619,752
5.00%, 8/1/29	575	640,688
Redmond, WA, 5.00%, 12/1/36	1,455	1,740,486
Romeo Community Schools, MI, 5.00%, 5/1/30	700	774,536
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Romulus, MI:
4.00%, 11/1/31	$250	$ 263,080
4.00%, 11/1/32	100	105,286
4.00%, 11/1/33	250	262,205
San Francisco Unified School District, CA, (Election of 2016), 5.00%, 6/15/34	2,165	2,521,900
San Jacinto Community College District, TX, 4.00%, 2/15/34	1,445	1,570,325
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	478,611
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	300	315,972
Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,135,880
St. Mary's County, MD:
5.00%, 5/1/28	1,255	1,458,147
5.00%, 5/1/30	1,245	1,492,369
St. Vrain Valley School District RE-1J, CO:
5.00%, 12/15/28	1,700	1,913,282
5.00%, 12/15/29	1,000	1,125,460
Stamford, CT, 4.00%, 8/1/27	555	590,326
Texas Public Finance Authority, 4.00%, 2/1/34	2,000	2,070,280
Torrance Unified School District, CA, (Election of 2014):
5.00%, 8/1/30	515	571,799
5.00%, 8/1/31	450	497,088
Tuloso-Midway Independent School District, TX, (PSF Guaranteed):
4.00%, 8/15/27	110	116,793
4.00%, 8/15/28	530	560,157
4.00%, 8/15/29	545	573,700
United Independent School District, TX:
4.00%, 2/15/33	350	369,016
4.00%, 2/15/34	535	560,306
4.00%, 2/15/35	525	546,084
4.00%, 2/15/36	580	600,462
4.00%, 2/15/37	600	617,076
Washington:
4.00%, 7/1/27	5,000	5,506,650
5.00%, 8/1/28	1,485	1,657,201
Wellesley, MA:
5.00%, 4/1/30	1,890	2,279,170
5.00%, 4/1/31	1,985	2,427,953
Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	2,825	3,044,926

18
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	$360	$ 377,798
York County, PA, 5.00%, 6/1/27	1,225	1,313,580
		$168,416,341
Hospital — 14.0%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group):
5.00%, 4/1/31	$1,750	$ 1,917,475
5.00%, 4/1/33	2,925	3,167,190
Arizona Health Facilities Authority, (Banner Health), 1.58%, (SIFMA + 0.25%), 11/4/26 (Put Date), 1/1/46(1)	5,000	4,946,600
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	260,153
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	90	90,804
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	465	519,061
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health):
1.95% to 11/1/29 (Put Date), 1/15/48	4,500	4,312,800
(SPA: JPMorgan Chase Bank N.A.), 1.87% to 8/5/22 (Put Date), 1/15/48(3)	10,000	10,000,000
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	366,413
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34	100	103,046
Colorado Health Facilities Authority, (CommonSpirit Health):
5.00%, 8/1/34	2,000	2,173,060
5.00%, 8/1/35	3,000	3,252,420
5.00% to 8/1/26 (Put Date), 8/1/49	5,000	5,376,500
Colorado Health Facilities Authority, (NCMC, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	150	162,950
Colorado Health Facilities Authority, (Sanford Health), 5.00%, 11/1/32	3,000	3,386,040
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/30	400	412,564
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	1,000	991,240
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/33	4,000	4,061,240
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	549,350
Illinois Finance Authority, (Rush University Medical Center):
5.00%, 11/15/31	1,000	1,059,180
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Illinois Finance Authority, (Rush University Medical Center): (continued)
5.00%, 11/15/32	$1,000	$ 1,057,350
Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 2.73%, (SIFMA + 1.40%), 2/1/25 (Put Date), 2/1/46(1)	12,715	12,745,897
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	268,240
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.):
5.00%, 10/1/30	2,000	2,166,680
5.00%, 10/1/31	1,500	1,620,300
5.00%, 10/1/32	2,000	2,155,100
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,050,460
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	370	385,026
Medford Hospital Facilities Authority, OR, (Asante Health System):
5.00%, 8/15/34	1,000	1,125,740
5.00%, 8/15/36	1,000	1,117,590
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	523,972
Missouri Health and Educational Facilities Authority, (Saint Luke's Health System), 5.00%, 11/15/31	1,000	1,074,500
Montgomery County, OH, (Dayton Children's Hospital):
5.00%, 8/1/31	800	944,840
5.00%, 8/1/32	750	864,240
5.00%, 8/1/33	800	915,512
5.00%, 8/1/35	1,750	1,986,145
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group):
5.00%, 8/1/28	500	556,720
5.00%, 8/1/29	500	552,970
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/27	700	779,114
5.00%, 7/1/28	600	663,156
5.00%, 7/1/30	520	568,963
5.00%, 7/1/31	300	325,557
Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,058,650
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/32	700	739,109
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/33	2,250	2,544,615

19
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Public Finance Authority, WI, (Renown Regional Medical Center):
5.00%, 6/1/34	$1,320	$ 1,454,402
5.00%, 6/1/36	2,310	2,528,249
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,094,890
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	155,271
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	542,230
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	659,056
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,555	1,680,520
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center):
5.00%, 12/1/25	335	363,632
5.00%, 12/1/27	45	48,981
5.00%, 12/1/28	345	373,400
5.00%, 12/1/30	400	430,308
5.00%, 12/1/31	300	321,894
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	1,575	1,747,982
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	437,776
		$ 96,737,123
Housing — 2.5%
Alaska Housing Finance Corp.:
Social Bonds, 5.00%, 6/1/32	$920	$ 1,065,590
Social Bonds, 5.00%, 12/1/32	940	1,085,973
Georgia Housing & Finance Authority, 3.65%, 12/1/32	185	188,201
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA):
1.50%, 1/1/31	300	264,657
1.60%, 7/1/31	175	154,168
Minnesota Housing Finance Agency:
2019 Series A, 4.00%, 8/1/34	295	312,721
2019 Series A, 4.00%, 8/1/35	440	465,375
2019 Series C, 4.00%, 8/1/33	525	544,971
2019 Series C, 4.00%, 8/1/34	240	247,534
2019 Series C, 4.00%, 8/1/35	285	292,393
New York City Housing Development Corp., NY:
2.65%, 11/1/27	60	60,134
2.85%, 11/1/29	125	124,973
Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA):
2.20%, 5/1/25	$190	$ 189,958
2.25%, 11/1/25	225	225,049
2.40%, 11/1/26	225	225,436
New York Mortgage Agency:
2.30%, 10/1/30	1,000	947,420
3.65%, 4/1/32	120	120,254
Seattle Housing Authority, WA:
2.875%, 12/1/25	900	922,383
3.00%, 12/1/26	920	948,097
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	7,675	7,363,395
Tennessee Housing Development Agency, 2.80%, 7/1/26	250	254,800
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	1,063	1,056,090
Virginia Housing Development Authority, 2.55%, 5/1/27	190	191,123
Washington Housing Finance Commission:
2.25%, 6/1/25	105	104,958
2.30%, 12/1/25	130	129,801
2.40%, 6/1/26	105	104,889
		$ 17,590,343
Industrial Development Revenue — 0.3%
Loudoun County Economic Development Authority, VA, (Loudoun County Public Facilities) , 5.00%, 12/1/34	$1,960	$ 2,346,924
		$ 2,346,924
Insured - Education — 0.6%
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), (AGM), 5.00%, 10/1/33	$1,625	$ 1,873,300
University of Central Florida, (AGM), 4.00%, 10/1/34	1,805	1,966,782
		$ 3,840,082
Insured - Electric Utilities — 0.2%
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 and 4 Project J), (AGM), 4.00%, 1/1/36	$335	$ 345,392
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 and 4 Project M):
(AGM), 4.00%, 1/1/36	435	448,493
(AGM), 4.00%, 1/1/37	470	483,080
		$ 1,276,965
Insured - General Obligations — 1.0%
Cattaraugus County, NY :
(AGM), 4.00%, 5/15/36	$960	$ 1,013,069

20
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Cattaraugus County, NY : (continued)
(AGM), 4.00%, 5/15/37	$730	$ 763,485
Fort Bend County Municipal Utility District No. 58, TX:
(BAM), 3.00%, 4/1/26	10	10,253
(BAM), 3.00%, 4/1/32	360	360,565
Patterson Joint Unified School District, CA, (Election 2018):
(BAM), 5.00%, 8/1/28	1,065	1,181,032
(BAM), 5.00%, 8/1/29	1,000	1,107,340
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	747,036
Yonkers, NY:
(BAM), Series 2019A, 5.00%, 5/1/31	750	870,960
(BAM), Series 2019B, 5.00%, 5/1/31	825	958,056
		$ 7,011,796
Insured - Lease Revenue/Certificates of Participation — 0.2%
Clermont County Port Authority, OH, (West Clermont Local School District):
(BAM), 5.00%, 12/1/26	$250	$ 274,403
(BAM), 5.00%, 12/1/29	100	109,118
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	175	188,664
Pasco County School Board, FL:
(BAM), 5.00%, 8/1/27	605	675,894
(BAM), 5.00%, 8/1/29	310	343,678
		$ 1,591,757
Insured - Other Revenue — 0.4%
New York Dormitory Authority, School Districts Revenue Bond Financing Program:
(AGM), 5.00%, 10/1/33	$500	$ 564,150
(AGM), 5.00%, 10/1/34	1,250	1,407,162
(AGM), 5.00%, 10/1/35	800	899,320
		$ 2,870,632
Insured - Special Tax Revenue — 0.0%(4)
Vineyard Redevelopment Agency, UT, (AGM), 4.00%, 5/1/36	$135	$ 143,698
		$ 143,698
Insured - Transportation — 1.5%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	$275	$ 299,599
New Orleans Aviation Board, LA:
(AGM), 5.00%, 1/1/30	1,000	1,127,590
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
New Orleans Aviation Board, LA: (continued)
(AGM), 5.00%, 1/1/31	$1,250	$ 1,400,462
(AGM), 5.00%, 1/1/32	1,650	1,841,301
(AGM), 5.00%, 1/1/33	2,450	2,725,208
(AGM), 5.00%, 1/1/34	2,485	2,755,418
		$ 10,149,578
Insured - Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	$250	$ 269,828
Hamburg Municipal Authority, PA, Sewer Revenue:
(AGM), 2.00%, 10/1/32	370	335,742
(AGM), 2.00%, 10/1/34	100	85,451
Western Riverside Water and Wastewater Financing Authority, CA, (AGM), 4.00%, 9/1/28	250	274,027
		$ 965,048
Lease Revenue/Certificates of Participation — 3.9%
Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$ 1,058,520
Aspen Fire Protection District, CO:
4.00%, 12/1/30	235	256,087
4.00%, 12/1/31	250	270,283
4.00%, 12/1/32	205	221,644
Broward County School Board, FL:
5.00%, 7/1/27	500	554,720
5.00%, 7/1/29	500	550,360
California Public Works Board:
4.00%, 5/1/36	880	941,090
5.00%, 11/1/29	1,000	1,117,520
Colorado Department of Transportation:
5.00%, 6/15/30	350	386,134
5.00%, 6/15/31	310	341,883
Colorado, (Building Excellent Schools Today), 5.00%, 3/15/33	1,150	1,351,457
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:
5.00%, 6/1/29	3,000	3,349,890
5.00%, 6/1/30	3,000	3,333,240
Duchesne School District Municipal Building Authority, UT, 5.00%, 6/1/36	1,150	1,246,404
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	219,862
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	687,389

21
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	$410	$ 470,290
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,641,166
Moulton Niguel Water District, CA, Certificates of Participation, 3.00%, 9/1/35	815	795,106
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	2,000	2,185,320
Palm Beach County School Board, FL, 5.00%, 8/1/31	4,000	4,291,040
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	548,065
Virginia Public Building Authority, 4.00%, 8/1/35	1,140	1,219,823
		$ 27,037,293
Other Revenue — 12.0%
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/32	$825	$ 903,012
5.00%, 12/1/33	640	700,301
5.00%, 12/1/34	510	557,711
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	169,289
Kentucky Public Energy Authority, Gas Supply Revenue:
4.00%, 7/1/24	5,000	5,101,550
4.00% to 2/1/28 (Put Date), 2/1/50	11,500	11,783,475
4.00% to 8/1/30 (Put Date), 8/1/52	2,950	2,996,846
Knoxville, TN, Gas System Revenue, 4.00%, 3/1/33	3,245	3,470,073
Lancaster Port Authority, OH, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 2/1/25 (Put Date), 8/1/49	5,000	5,298,400
Louisiana Local Government Environmental Facilities and Community Development Authority, (Bossier City):
5.00%, 12/1/32	2,355	2,686,419
5.00%, 12/1/34	2,425	2,739,498
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish):
5.00%, 4/1/27	500	556,505
5.00%, 4/1/29	275	305,044
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 12/1/28 (Put Date), 5/1/52	13,560	13,842,319
5.00% to 6/1/29 (Put Date), 12/1/52(2)	5,500	5,894,790
New York City Cultural Resources Trust, NY, (Carnegie Hall):
5.00%, 12/1/27	100	114,226
5.00%, 12/1/29	325	381,475
5.00%, 12/1/31	250	292,548
5.00%, 12/1/32	550	641,723
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
New York City Cultural Resources Trust, NY, (Carnegie Hall): (continued)
5.00%, 12/1/33	$200	$ 232,516
5.00%, 12/1/34	300	347,700
5.00%, 12/1/35	700	809,522
New York City Educational Construction Fund, NY, 5.00%, 4/1/29	2,765	3,217,907
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/36	5,000	5,877,100
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,206,513
San Antonio, TX, Electric and Gas Systems Revenue, 2.00% to 12/1/27 (Put Date), 2/1/49	4,000	3,885,160
Tennessee Energy Acquisition Corp., Gas Project Revenue, 4.00% to 11/1/25 (Put Date), 11/1/49	5,000	5,133,250
Wisconsin, Environmental Improvement Fund Revenue:
5.00%, 6/1/31	2,400	2,603,040
5.00%, 6/1/32	1,000	1,084,030
		$ 82,831,942
Senior Living/Life Care — 1.3%
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/30	$1,655	$ 1,784,603
4.00%, 1/1/31	250	268,008
4.00%, 1/1/32	350	372,998
4.00%, 1/1/33	600	634,614
4.00%, 1/1/34	685	721,915
4.00%, 1/1/35	615	644,495
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/28	50	52,624
5.00%, 11/15/30	910	952,260
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	108,009
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,099,936
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	310	329,710
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	975,690
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
Series 2016A, 5.00%, 10/1/30	230	241,337
Series 2016A, 5.00%, 10/1/31	675	711,740
		$ 8,897,939

22
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 7.4%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/26	$500	$ 537,495
5.00%, 5/1/27	450	490,653
5.00%, 5/1/28	575	632,287
5.00%, 5/1/29	550	609,318
5.00%, 5/1/30	650	724,659
5.00%, 5/1/31	675	756,189
5.00%, 5/1/32	725	816,328
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 1.69% to 8/17/22 (Put Date), 11/1/38(5)	6,000	6,000,000
Downtown Smyrna Development Authority, GA, 4.00%, 2/1/35	360	387,972
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	551,905
Miami-Dade County, FL, Special Obligation Bonds:
5.00%, 4/1/29	900	993,951
5.00%, 4/1/30	950	1,047,052
5.00%, 4/1/31	895	986,433
5.00%, 4/1/32	735	809,816
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/35	2,235	2,366,887
4.00%, 5/1/36	1,925	2,005,831
4.00%, 11/1/36	1,000	1,042,800
5.00%, 8/1/33	1,190	1,258,806
5.00%, 8/1/35(2)	3,000	3,546,900
2022 Series B, 4.00%, 11/1/37	5,365	5,525,092
2022 Series C, 5.00%, 2/1/36	3,310	3,876,473
2022 Series D, 4.00%, 11/1/37	5,660	5,878,023
2022 Series F, 5.00%, 2/1/36	1,000	1,171,140
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/36	1,000	1,044,610
5.00%, 3/15/33	2,000	2,340,120
5.00%, 3/15/37	3,000	3,495,570
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	1,961,082
Successor Agency to San Mateo Redevelopment Agency, CA:
5.00%, 8/1/26	100	108,658
5.00%, 8/1/29	130	140,105
		$ 51,106,155
Transportation — 12.9%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/27	$2,005	$ 2,238,823
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area):
1.63%, (SIFMA + 0.30%), 4/1/27 (Put Date), 4/1/56(1)	$4,000	$ 3,870,640
2.95% to 4/1/26 (Put Date), 4/1/47	1,745	1,777,946
Central Texas Regional Mobility Authority:
4.00%, 1/1/34	200	206,500
5.00%, 1/1/27	2,300	2,494,097
Chicago, IL, (O'Hare International Airport):
5.00%, 1/1/26	1,000	1,094,940
5.00%, 1/1/28	150	159,992
5.00%, 1/1/29	150	159,531
5.00%, 1/1/30	500	530,695
5.00%, 1/1/31	1,000	1,059,350
5.00%, 1/1/33	125	131,996
5.25%, 1/1/28	2,905	3,268,851
5.25%, 1/1/29	3,060	3,426,007
5.25%, 1/1/30	1,000	1,115,670
5.25%, 1/1/31	1,000	1,109,740
5.25%, 1/1/32	2,565	2,837,146
Clark County, NV, Highway Revenue, 5.00%, 7/1/33	840	883,176
Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,385,576
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,450	1,601,612
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	536,515
Hawaii, Highway Revenue, 5.00%, 1/1/31	805	933,824
Illinois Toll Highway Authority:
5.00%, 1/1/29	175	191,216
5.00%, 12/1/32	350	378,861
Massachusetts Bay Transportation Authority, 4.00%, 7/1/36	2,900	3,088,761
Massachusetts Department of Transportation, 5.00%, 1/1/30	4,235	4,911,118
Metropolitan Transportation Authority, NY:
1.455%, (67% of SOFR + 0.43%), 11/1/26(1)	2,500	2,359,500
5.00%, 11/15/41	415	417,843
5.25%, 11/15/30	500	532,680
Green Bonds, 4.00%, 11/15/32	5,000	5,118,000
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	166,887
North Carolina, Grant Anticipation Revenue Vehicle Bonds:
5.00%, 3/1/29	450	481,855
5.00%, 3/1/30	400	427,400
Pennsylvania Turnpike Commission:
5.00%, 12/1/35	500	573,685

23
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Pennsylvania Turnpike Commission: (continued)
5.00%, 12/1/36	$1,165	$ 1,323,405
Port Authority of New York and New Jersey:
4.00%, 7/15/36	1,415	1,466,831
5.00%, 9/1/34	3,595	4,083,992
Port of Seattle, WA:
5.00%, 3/1/27	100	106,004
5.00%, 3/1/29	250	264,328
Portland, ME, Airport Revenue:
Green Bonds, 5.00%, 1/1/29	225	254,876
Green Bonds, 5.00%, 1/1/31	370	418,814
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/28	1,370	1,538,948
5.00%, 7/1/31	300	338,499
5.00%, 7/1/32	660	741,833
5.00%, 7/1/33	600	671,856
5.00%, 7/1/34	450	502,407
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
5.00%, 5/1/35	1,950	2,245,035
5.00%, 5/1/36	1,710	1,961,267
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/29	14,400	16,217,136
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport):
5.00%, 12/1/31	2,920	3,304,827
5.00%, 12/1/34	1,005	1,119,892
Wisconsin, Transportation Revenue, 5.00%, 7/1/31	2,950	3,111,276
		$ 89,141,659
Water and Sewer — 4.9%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	$115	$ 124,511
Colorado Springs, CO, Utilities System Revenue, (SPA: Sumitomo Mitsui Banking Corp.), 1.44%, 11/1/28(5)	3,395	3,395,000
Fort Worth, TX, Water and Sewer System Revenue, 5.00%, 2/15/34	4,015	4,739,868
Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	1,500	1,628,055
Hillsborough County, FL, Wastewater Impact Fee:
5.00%, 5/1/27	2,315	2,628,428
5.00%, 5/1/29	1,220	1,429,840
King County, WA, Sewer Revenue, 1.56%, (SIFMA + 0.23%), 1/1/27 (Put Date), 1/1/40(1)	2,500	2,450,275
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	612,202
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
McAllen, TX, Waterworks and Sewer System Revenue, 4.00%, 2/1/27	$1,000	$ 1,063,370
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,700	1,802,017
Mesa, AZ, Utility Systems Revenue:
5.00%, 7/1/27	600	668,292
5.00%, 7/1/29	500	555,115
Portland, OR, Water System Revenue, 4.00%, 4/1/35	1,555	1,685,838
Rapid City, SD, Water Revenue:
4.00%, 11/1/29	600	633,858
4.00%, 11/1/30	670	706,535
5.00%, 11/1/27	515	564,651
Salt Lake City, UT, Public Utilities Revenue:
4.00%, 2/1/37	2,600	2,738,892
5.00%, 2/1/36	3,000	3,576,510
Spotsylvania County, VA, Water and Sewer System Revenue, 3.00%, 12/1/31	1,655	1,697,914
Wyoming, MI, Water Supply System Revenue:
5.00%, 6/1/27	405	451,340
5.00%, 6/1/28	550	611,639
		$ 33,764,150
Total Tax-Exempt Municipal Obligations (identified cost $674,562,257)		$667,927,768

Short-Term Investments — 2.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(6)	17,379,110	$ 17,379,110
Total Short-Term Investments (identified cost $17,379,110)		$ 17,379,110
Total Investments — 99.0% (identified cost $691,941,367)		$685,306,878
Other Assets, Less Liabilities — 1.0%		$ 6,692,813
Net Assets — 100.0%		$691,999,691
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(2)	When-issued security.

24
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2022.
(4)	Amount is less than 0.05%.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2022.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.
At July 31, 2022, the concentration of the Portfolio's investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	16.1%
Others, representing less than 10% individually	80.4%
The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2022, 4.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 3.1% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
25
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Statement of Assets and Liabilities (Unaudited)

July 31, 2022
Assets
Unaffiliated investments, at value (identified cost $674,562,257)	$ 667,927,768
Affiliated investment, at value (identified cost $17,379,110)	17,379,110
Cash	61,412
Interest receivable	6,531,230
Dividends receivable from affiliated investment	37,941
Receivable for investments sold	19,011,793
Receivable from affiliates	26,951
Total assets	$710,976,205
Liabilities
Payable for when-issued securities	$ 18,676,031
Payable to affiliate:
Investment adviser fee	179,970
Accrued expenses	120,513
Total liabilities	$ 18,976,514
Net Assets applicable to investors' interest in Portfolio	$691,999,691
26
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2022
Investment Income
Dividend income from affiliated investment	$ 64,389
Interest income	9,155,500
Total investment income	$ 9,219,889
Expenses
Investment adviser fee	$ 1,261,621
Trustees’ fees and expenses	25,603
Custodian fee	95,780
Legal and accounting services	30,271
Miscellaneous	10,207
Total expenses	$ 1,423,482
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 50,003
Total expense reductions	$ 50,003
Net expenses	$ 1,373,479
Net investment income	$ 7,846,410
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (24,150,971)
Net realized loss	$(24,150,971)
Change in unrealized appreciation (depreciation):
Investments	$ (23,793,611)
Net change in unrealized appreciation (depreciation)	$(23,793,611)
Net realized and unrealized loss	$(47,944,582)
Net decrease in net assets from operations	$(40,098,172)
27
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Statements of Changes in Net Assets

	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 7,846,410	$ 16,140,421
Net realized gain (loss)	(24,150,971)	3,510,528
Net change in unrealized appreciation (depreciation)	(23,793,611)	(43,090,606)
Net decrease in net assets from operations	$ (40,098,172)	$ (23,439,657)
Capital transactions:
Contributions	$ 19,420,169	$ 108,966,195
Withdrawals	(225,741,514)	(58,460,755)
Portfolio transaction fee	368,223	250,960
Net increase (decrease) in net assets from capital transactions	$(205,953,122)	$ 50,756,400
Net increase (decrease) in net assets	$(246,051,294)	$ 27,316,743
Net Assets
At beginning of period	$ 938,050,985	$ 910,734,242
At end of period	$ 691,999,691	$938,050,985
28
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Financial Highlights

	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
Ratios/Supplemental Data			2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses (1)	0.35% (2)(3)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.00% (2)	1.69%	1.94%	2.17%	2.16%	2.01%
Portfolio Turnover	34% (4)	22%	51%	28%	78%	35%
Total Return(1)	(4.01)% (4)	(2.44)%	4.66%	7.88%	3.11%	3.83%
Net assets, end of period (000’s omitted)	$692,000	$938,051	$910,734	$729,373	$612,428	$676,300
(1)	The investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.01% of average daily net assets for the six months ended July 31, 2022 and the years ended January 31, 2022, 2021, 2020, 2019 and 2018). Absent this reimbursement, total return would be lower.
(2)	Annualized.
(3)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended July 31, 2022).
(4)	Not annualized.
29
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At July 31, 2022, Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund and Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares held an interest of 99.8% and 0.2%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of July 31, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
30

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

G  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
H  Capital Transactions—To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.
I  Interim Financial Statements—The interim financial statements relating to July 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.3200%
$1 billion but less than $2.5 billion	0.3075%
$2.5 billion but less than $5 billion	0.2950%
$5 billion and over	0.2875%
For the six months ended July 31, 2022, the Portfolio’s investment adviser fee amounted to $1,261,621 or 0.32% (annualized) of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Parametric Portfolio Associates LLC (Parametric), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Pursuant to an expense reimbursement, BMR and Parametric were allocated $43,152 in total of the Portfolio’s operating expenses for the six months ended July 31, 2022.
Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended July 31, 2022, the investment adviser fee paid was reduced by $6,851 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $269,899,643 and $460,770,943, respectively, for the six months ended July 31, 2022.
31

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 691,929,291
Gross unrealized appreciation	$ 9,743,704
Gross unrealized depreciation	(16,366,117)
Net unrealized depreciation	$ (6,622,413)
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended July 31, 2022.
6  Investments in Affiliated Funds
At July 31, 2022, the value of the Portfolio's investment in affiliated funds was $17,379,110, which represents 2.5% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the six months ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$92,308,326	$(74,929,216)	$ —	$ —	$17,379,110	$64,389	17,379,110
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
32

5-to-15 Year Laddered Municipal Bond Portfolio
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

At July 31, 2022, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 667,927,768	$ —	$ 667,927,768
Short-Term Investments	17,379,110	—	—	17,379,110
Total Investments	$17,379,110	$667,927,768	$ —	$685,306,878
8  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.
33

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.
34

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between 5-to-15 Year Laddered Municipal Bond Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), and the sub-advisory agreement between EVM and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of EVM, with respect to the Fund, as well as the sub-advisory agreement between BMR and the Sub-adviser, with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders
35

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2022
Board of Trustees’ Contract Approval — continued

and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and sub-advisory agreement for the Fund and the investment advisory agreement and sub-advisory agreement for the Portfolio (collectively, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser and the Sub-adviser.
The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. Regarding the Adviser, the Board considered the applicable Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund and the Portfolio. The Board also considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreements and the abilities and experience of the Sub-adviser’s investment professionals in implementing the investment strategies of the Fund and the Portfolio. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in the Sub-adviser’s tax-advantaged bond strategies group and the investment professionals in the Adviser’s and Sub-adviser’s municipal research groups involved in managing the Fund and the Portfolio and other funds and accounts that invest primarily in municipal bonds and employ tax-advantaged bond and laddered strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
36

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2022
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund and the Portfolio currently share in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.
37

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
38

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2022
Officers and Trustees

Officers of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund and 5-to-15 Year Laddered Municipal Bond Portfolio
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund and 5-to-15 Year Laddered Municipal Bond Portfolio
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
39

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
40

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
41

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
42

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This Page Intentionally Left Blank

Investment Adviser of 5-to-15 Year Laddered Municipal Bond Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 260-0761
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22625    7.31.22

Parametric
TABS Laddered Municipal Bond Funds
Semiannual Report
July 31, 2022

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds' adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Funds, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2022
Parametric
TABS Laddered Municipal Bond Funds

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2022
Performance

Portfolio Manager(s) Brian C. Barney, CFA, Devin J. Cooch, CFA and Alison Wagner, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	05/04/2015	05/04/2015	(2.29)%	(4.93)%	1.25%	1.67%
Class A with 3.25% Maximum Sales Charge	—	—	(5.51)	(8.04)	0.58	1.21
Class C at NAV	05/04/2015	05/04/2015	(2.66)	(5.64)	0.49	0.92
Class C with 1% Maximum Sales Charge	—	—	(3.63)	(6.58)	0.49	0.92
Class I at NAV	05/04/2015	05/04/2015	(2.17)	(4.69)	1.50	1.94

Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	—	—	(1.30)%	(3.82)%	1.47%	1.69%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	0.78%	1.53%	0.53%
Net	0.65	1.40	0.40
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	1.28%	0.53%	1.53%
SEC 30-day Yield – Subsidized	1.55	0.87	1.85
SEC 30-day Yield – Unsubsidized	1.42	0.73	1.72
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2022
Fund Profile

Credit Quality (% of total investments)*
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Parametric
TABS 10-to-20 Year Laddered Municipal Bond Fund
July 31, 2022
Performance

Portfolio Manager(s) Brian C. Barney, CFA, Devin J. Cooch, CFA and Alison Wagner, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	05/04/2015	05/04/2015	(7.44)%	(10.84)%	2.18%	3.13%
Class A with 3.25% Maximum Sales Charge	—	—	(10.47)	(13.74)	1.50	2.66
Class C at NAV	05/04/2015	05/04/2015	(7.79)	(11.58)	1.40	2.36
Class C with 1% Maximum Sales Charge	—	—	(8.70)	(12.44)	1.40	2.36
Class I at NAV	05/04/2015	05/04/2015	(7.24)	(10.53)	2.44	3.41

Bloomberg 15 Year Municipal Bond Index	—	—	(4.84)%	(8.19)%	2.36%	2.91%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.18%	1.93%	0.93%
Net	0.65	1.40	0.40
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.33%	1.59%	2.57%
SEC 30-day Yield – Subsidized	2.58	1.93	2.91
SEC 30-day Yield – Unsubsidized	1.67	0.99	2.00
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
4

Parametric
TABS 10-to-20 Year Laddered Municipal Bond Fund
July 31, 2022
Fund Profile

Credit Quality (% of total investments)*
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
5

Parametric
TABS Laddered Municipal Bond Funds
July 31, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-10 years. Bloomberg 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12-17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.
Fund profiles subject to change due to active management.
6

Parametric
TABS Laddered Municipal Bond Funds
July 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2022 to July 31, 2022).
Actual Expenses
The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund

	Beginning Account Value (2/1/22)	Ending Account Value (7/31/22)	Expenses Paid During Period* (2/1/22 – 7/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 977.10	$3.19**	0.65%
Class C	$1,000.00	$ 973.40	$6.85**	1.40%
Class I	$1,000.00	$ 978.30	$1.96**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.57	$3.26**	0.65%
Class C	$1,000.00	$1,017.85	$7.00**	1.40%
Class I	$1,000.00	$1,022.81	$2.01**	0.40%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2022.
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.
7

Parametric
TABS Laddered Municipal Bond Funds
July 31, 2022
Fund Expenses — continued

Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund

	Beginning Account Value (2/1/22)	Ending Account Value (7/31/22)	Expenses Paid During Period* (2/1/22 – 7/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 925.60	$3.10**	0.65%
Class C	$1,000.00	$ 922.10	$6.67**	1.40%
Class I	$1,000.00	$ 927.60	$1.91**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.57	$3.26**	0.65%
Class C	$1,000.00	$1,017.85	$7.00**	1.40%
Class I	$1,000.00	$1,022.81	$2.01**	0.40%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2022.
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.
8

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 87.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.2%
Vermont Municipal Bond Bank, 5.00%, 12/1/28	$160	$ 175,454
		$ 175,454
Education — 7.4%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 1.361%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$1,000	$ 968,880
Bethlehem Area School District Authority, PA, 1.375%, (67% of SOFR + 0.35%), 11/1/25 (Put Date), 1/1/32(1)	2,300	2,215,981
Los Ranchos de Albuquerque, NM, (Albuquerque Academy):
5.00%, 9/1/26	150	165,420
5.00%, 9/1/27	100	112,357
Miami University, OH, 5.00%, 9/1/30	500	591,945
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University), 4.00%, 9/1/32	465	509,649
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	264,805
UCF Stadium Corp., FL, 5.00%, 3/1/23	250	254,150
University of Florida, 4.00%, 7/1/31	1,000	1,105,240
Vermont State Colleges, 5.00%, 7/1/24	100	102,453
West Clark 2000 School Building Corp., IN, 5.00%, 1/15/23	100	101,572
		$ 6,392,452
Electric Utilities — 1.1%
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	$175	$ 178,670
Seattle, WA, Municipal Light and Power Revenue, 1.58%, (SIFMA + 0.25%), 11/1/26 (Put Date), 5/1/45(1)	500	494,525
Springfield, IL, Electric System Revenue, 5.00%, 3/1/25	250	269,257
		$ 942,452
Escrowed/Prerefunded — 0.2%
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Escrowed to Maturity, 5.00%, 10/1/22	$150	$ 150,857
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), Escrowed to Maturity, 5.00%, 9/1/23	35	36,283
		$ 187,140
General Obligations — 12.4%
Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/23	$25	$ 25,821
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Campton Township, IL:
5.00%, 12/15/22	$200	$ 202,584
5.00%, 12/15/23	105	109,390
Crandall Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/28(2)	295	340,940
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	53,904
El Monte Union High School District, CA, (Election of 2018):
4.00%, 6/1/31	100	107,007
4.00%, 6/1/32	150	160,258
Hayward Community School District, WI, 5.00%, 3/1/32	750	894,405
Illinois, 5.00%, 3/1/25	1,750	1,865,465
Lakeland, FL:
5.00%, 10/1/22	100	100,600
5.00%, 10/1/24	50	53,343
Loudoun County, VA, 5.00%, 12/1/32(2)	2,000	2,474,220
McLean County Public Building Commission, IL, 5.00%, 12/1/22	250	252,805
New York, NY:
5.00%, 8/1/30	1,000	1,194,730
(LOC: TD Bank, N.A.), 1.31%, 9/1/27(3)	500	500,000
Ohio, (Adult Correctional Building Fund), 5.00%, 10/1/29	500	592,465
St. Louis County, MO, Special Obligation Bonds, 5.00%, 12/1/32	1,005	1,189,890
Wickliffe School District, OH, 5.00%, 12/1/27	490	557,591
		$10,675,418
Hospital — 10.7%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/31	$1,000	$ 1,095,700
Arizona Health Facilities Authority, (Banner Health), 1.58%, (SIFMA + 0.25%), 11/4/26 (Put Date), 1/1/46(1)	2,000	1,978,640
Arizona Health Facilities Authority, (Phoenix Children's Hospital), 3.18%, (SIFMA + 1.85%), 2/1/23 (Put Date), 2/1/48(1)	500	500,220
Colorado Health Facilities Authority, (Vail Valley Medical Center):
4.00%, 1/15/25	25	26,163
5.00%, 1/15/23	25	25,367
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/28	1,000	1,119,170
Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 2.73%, (SIFMA + 1.40%), 2/1/25 (Put Date), 2/1/46(1)	2,000	2,004,860

9
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network):
5.00%, 8/15/25	$30	$ 32,363
5.00%, 8/15/26	85	92,730
Pima County Industrial Development Authority, AZ, (Tucson Medical Center), 5.00%, 4/1/32	1,000	1,133,590
Public Finance Authority, WI, (Renown Regional Medical Center), 5.00%, 6/1/25	375	401,576
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	38,444
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	200	202,056
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 7/29/26 (Put Date), 8/15/54	500	552,640
		$ 9,203,519
Housing — 5.0%
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA):
0.85%, 1/1/28	$100	$ 90,491
0.95%, 7/1/28	285	256,021
1.05%, 1/1/29	225	201,056
1.15%, 7/1/29	250	222,422
1.30%, 1/1/30	200	177,950
(SPA: TD Bank, N.A.), 1.44%, 7/1/49(3)	1,500	1,500,000
Massachusetts Housing Finance Agency, 1.45% to 12/1/22 (Put Date), 12/1/49	700	699,636
New York Mortgage Agency:
2.05%, 4/1/28	230	221,127
2.10%, 10/1/28	250	239,377
2.25%, 4/1/30	325	308,646
2.30%, 10/1/30	395	374,231
		$ 4,290,957
Insured - Education — 0.6%
Northern Arizona University, (BAM), 5.00%, 6/1/30	$450	$ 524,192
		$ 524,192
Insured - General Obligations — 0.2%
Fort Bend County Municipal Utility District No. 58, TX, (BAM), 3.00%, 4/1/27	$90	$ 92,645
New Britain, CT:
(BAM), 5.00%, 3/1/25	50	54,089
(BAM), Escrowed to Maturity, 5.00%, 3/1/23	30	30,607
		$ 177,341
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 0.2%
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	$180	$ 194,292
		$ 194,292
Insured - Special Tax Revenue — 1.0%
Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	$10	$ 10,640
Vineyard Redevelopment Agency, UT:
(AGM), 5.00%, 5/1/27	315	355,972
(AGM), 5.00%, 5/1/28	235	269,601
(AGM), 5.00%, 5/1/29	200	232,766
		$ 868,979
Insured - Transportation — 3.3%
New Orleans Aviation Board, LA:
(AGM), 5.00%, 1/1/28	$1,000	$ 1,139,280
(AGM), 5.00%, 1/1/29	1,510	1,709,909
		$ 2,849,189
Insured - Water and Sewer — 1.5%
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 3.00%, 9/1/22	$25	$ 25,031
Hamburg Municipal Authority, PA, Sewer Revenue, (AGM), 2.00%, 10/1/30	75	71,581
Pittsburgh Water and Sewer Authority, PA, (AGM), 1.98%, (SIFMA + 0.65%), 12/1/23 (Put Date), 9/1/40(1)	1,000	1,000,540
Western Riverside Water and Wastewater Financing Authority, CA, (AGM), 4.00%, 9/1/29	180	198,925
		$ 1,296,077
Lease Revenue/Certificates of Participation — 3.1%
Aspen Fire Protection District, CO:
4.00%, 12/1/23	$120	$ 123,507
4.00%, 12/1/25	190	201,881
4.00%, 12/1/26	225	242,550
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/23	225	235,161
Greater Texas Cultural Education Facilities Finance Corp., (Epicenter Multipurpose Facilities), 5.00%, 3/1/29	150	174,462
Miami-Dade County School Board, FL, 5.00%, 2/1/24	300	314,631
Palm Beach County School Board, FL, 5.00%, 8/1/31	1,000	1,072,760
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	250,855
		$ 2,615,807

10
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue — 11.7%
California Infrastructure and Economic Development Bank, (California Academy of Sciences), 1.68%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(1)	$500	$ 494,365
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/27	255	280,064
5.00%, 12/1/28	545	597,456
5.00%, 12/1/29	600	656,940
Kentucky Public Energy Authority, Gas Supply Revenue:
4.00% to 2/1/28 (Put Date), 2/1/50	1,500	1,536,975
4.00% to 8/1/30 (Put Date), 8/1/52	1,000	1,015,880
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/29 (Put Date), 12/1/52(2)	2,250	2,411,505
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/26	275	308,259
San Antonio, TX, Electric and Gas Systems Revenue, 2.00% to 12/1/27 (Put Date), 2/1/49	2,400	2,331,096
Tennessee Energy Acquisition Corp., Gas Project Revenue, 5.00%, 11/1/22	300	301,866
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/25	100	109,042
		$10,043,448
Senior Living/Life Care — 4.0%
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/31	$1,225	$ 1,313,237
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/24	60	62,928
5.00%, 11/15/25	60	63,939
5.00%, 11/15/29	830	871,176
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	100	103,180
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	51,629
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/22	70	70,221
4.00%, 11/15/23	75	76,022
4.00%, 11/15/24	115	117,416
4.00%, 11/15/25	125	128,288
4.00%, 11/15/26	120	123,278
4.00%, 11/15/27	45	46,206
4.00%, 11/15/28	80	81,963
4.00%, 11/15/29	140	143,104
4.00%, 11/15/30	190	193,346
		$ 3,445,933
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.9%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/24	$150	$ 156,369
5.00%, 5/1/25	500	529,310
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/26	100	101,927
		$ 787,606
Transportation — 16.5%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area):
1.63%, (SIFMA + 0.30%), 4/1/27 (Put Date), 4/1/56(1)	$2,000	$ 1,935,320
1.78%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(1)	1,000	980,340
2.23%, (SIFMA + 0.90%), 5/1/23 (Put Date), 4/1/47(1)	500	500,500
Central Texas Regional Mobility Authority:
5.00%, 1/1/25	500	525,580
5.00%, 1/1/27	400	433,756
El Paso, TX, (El Paso International Airport), 5.00%, 8/15/25	660	717,446
Hawaii, Highway Revenue:
5.00%, 1/1/28	500	576,525
5.00%, 1/1/29	2,500	2,777,575
5.00%, 1/1/30	250	291,372
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	250	272,123
Maine Turnpike Authority, 5.00%, 7/1/31	1,400	1,689,086
Metropolitan Transportation Authority, NY:
Green Bonds, 5.00%, 11/15/25	1,355	1,453,278
Green Bonds, 5.00%, 11/15/26	1,000	1,089,410
Triborough Bridge and Tunnel Authority, NY, 1.405%, (67% of SOFR + 0.38%), 2/1/24 (Put Date), 1/1/32(1)	990	970,636
		$14,212,947
Water and Sewer — 7.4%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$ 58,883
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/24	335	358,504
Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	500	542,685
King County, WA, Sewer Revenue, 1.56%, (SIFMA + 0.23%), 1/1/27 (Put Date), 1/1/40(1)	2,000	1,960,220

11
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/30	$2,765	$ 3,063,233
North Penn Water Authority, PA, 1.79%, (SIFMA + 0.46%), 11/1/23(1)	400	399,960
		$ 6,383,485
Total Tax-Exempt Municipal Obligations (identified cost $75,957,748)		$75,266,688

Short-Term Investments — 10.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(4)	9,072,724	$ 9,072,724
Total Short-Term Investments (identified cost $9,072,724)		$ 9,072,724
Total Investments — 97.9% (identified cost $85,030,472)		$84,339,412
Other Assets, Less Liabilities — 2.1%		$ 1,793,449
Net Assets — 100.0%		$86,132,861
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2022.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.
At July 31, 2022, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2022, 7.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 5.9% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

12
See Notes to Financial Statements.

Parametric
TABS 10-to-20 Year Laddered Municipal Bond Fund
July 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 86.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.9%
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/36	$460	$ 453,965
		$ 453,965
Education — 0.5%
University of Michigan, 4.00%, 4/1/38	$60	$ 62,648
		$ 62,648
Electric Utilities — 0.5%
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 4.00%, 12/1/35	$50	$ 52,247
		$ 52,247
General Obligations — 26.7%
Anne Arundel County, MD, 5.00%, 4/1/33	$255	$ 308,565
Bethel Park School District, PA, 4.00%, 8/1/35	250	263,442
California:
4.00%, 9/1/32	225	238,241
4.00%, 10/1/37	250	267,710
Campbell, CA, (Election of 2018), 5.00%, 9/1/40	250	287,740
Colonial School District, PA, 5.00%, 2/15/36	100	108,858
Coopersville Area Public Schools, MI, 4.00%, 5/1/37(1)	250	259,793
Georgia, 4.00%, 8/1/35	270	293,522
Katy Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/39	200	209,186
La Canada Unified School District, CA, (Election of 2017), 4.00%, 8/1/40	140	144,820
Laredo Independent School District, TX, (PSF Guaranteed):
4.00%, 8/1/42	250	256,655
5.00%, 8/1/39	200	231,574
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/33	125	131,143
Monterey Peninsula Community College District, CA, 4.00%, 8/1/33	50	52,338
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/34	150	87,677
		$ 3,141,264
Hospital — 17.4%
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34	$250	$ 257,615
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	$500	$ 495,620
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/31	50	52,099
New York City Health and Hospitals Corp., NY:
5.00%, 2/15/37	325	364,549
5.00%, 2/15/38	345	384,465
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/39	250	226,645
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	150	152,055
Tampa, FL, (H. Lee Moffitt Cancer Center), 5.00%, 7/1/35	100	111,425
		$ 2,044,473
Housing — 0.7%
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	$84	$ 83,454
		$ 83,454
Insured - Special Tax Revenue — 2.4%
Vineyard Redevelopment Agency, UT:
(AGM), 4.00%, 5/1/33	$150	$ 163,067
(AGM), 4.00%, 5/1/35	115	123,160
		$ 286,227
Insured - Transportation — 3.3%
New Orleans Aviation Board, LA:
(AGM), 5.00%, 1/1/32	$100	$ 111,594
(AGM), 5.00%, 1/1/33	100	111,233
(AGM), 5.00%, 1/1/34	150	166,323
		$ 389,150
Lease Revenue/Certificates of Participation — 6.9%
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/33	$150	$ 155,441
Ottawa County Building Authority, MI, 4.00%, 5/1/41	400	416,572
Palo Alto, CA, (California Avenue Parking Garage), 5.00%, 11/1/38	115	129,460
South San Francisco Public Facilities Financing Authority, CA, (Orange Memorial Park), 5.00%, 6/1/40	100	112,662
		$ 814,135
Other Revenue — 6.6%
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/36	$250	$ 272,795

13
See Notes to Financial Statements.

Parametric
TABS 10-to-20 Year Laddered Municipal Bond Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/41	$300	$ 334,962
Wisconsin, Environmental Improvement Fund Revenue:
5.00%, 6/1/34	50	54,158
5.00%, 6/1/35	100	108,230
		$ 770,145
Senior Living/Life Care — 12.5%
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/32	$350	$ 372,998
Maryland Health and Higher Educational Facilities Authority, (Broadmead):
5.00%, 7/1/31	150	161,937
5.00%, 7/1/32	220	237,314
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities), 5.00%, 8/1/35	150	158,064
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/31	200	202,470
4.00%, 11/15/36	220	218,317
4.00%, 11/15/41	125	121,805
		$ 1,472,905
Special Tax Revenue — 2.2%
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/38	$250	$ 257,092
		$ 257,092
Transportation — 3.2%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 2.23%, (SIFMA + 0.90%), 5/1/23 (Put Date), 4/1/47(2)	$150	$ 150,150
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/36	200	222,482
		$ 372,632
Total Tax-Exempt Municipal Obligations (identified cost $10,410,777)		$10,200,337

Short-Term Investments — 8.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(3)	1,013,601	$ 1,013,601
Total Short-Term Investments (identified cost $1,013,601)		$ 1,013,601
Total Investments — 95.5% (identified cost $11,424,378)		$11,213,938
Other Assets, Less Liabilities — 4.5%		$ 534,426
Net Assets — 100.0%		$11,748,364
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.
At July 31, 2022, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:
California	13.6%
New York	13.4%
Georgia	10.2%
Others, representing less than 10% individually	49.6%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2022, 6.0% of total investments are backed by bond insurance of a financial guaranty assurance agency.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index

14
See Notes to Financial Statements.

Parametric
TABS Laddered Municipal Bond Funds
July 31, 2022
Statements of Assets and Liabilities (Unaudited)

	July 31, 2022
	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund
Assets
Unaffiliated investments, at value (identified cost $75,957,748 and 10,410,777, respectively)	$ 75,266,688	$ 10,200,337
Affiliated investment, at value (identified cost $9,072,724 and 1,013,601, respectively)	9,072,724	1,013,601
Cash	315	—
Interest receivable	527,653	107,161
Dividends receivable from affiliated investment	8,251	788
Receivable for investments sold	6,150,553	749,937
Receivable for Fund shares sold	840,257	—
Receivable from affiliates	20,086	16,733
Total assets	$91,886,527	$12,088,557
Liabilities
Payable for when-issued securities	$ 5,067,366	$ 259,560
Payable for Fund shares redeemed	596,796	47,235
Payable to affiliates:
Investment adviser and administration fee	21,944	3,142
Distribution and service fees	5,081	844
Accrued expenses	62,479	29,412
Total liabilities	$ 5,753,666	$ 340,193
Net Assets	$86,132,861	$11,748,364
Sources of Net Assets
Paid-in capital	$ 87,740,974	$ 12,760,930
Accumulated loss	(1,608,113)	(1,012,566)
Net Assets	$86,132,861	$11,748,364
Class A Shares
Net Assets	$ 10,476,871	$ 3,156,557
Shares Outstanding	1,018,312	306,618
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.29	$ 10.29
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 10.64	$ 10.64
Class C Shares
Net Assets	$ 3,345,023	$ 217,397
Shares Outstanding	325,103	21,118
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 10.29	$ 10.29
Class I Shares
Net Assets	$ 72,310,967	$ 8,374,410
Shares Outstanding	7,020,263	813,374
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.30	$ 10.30
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
15
See Notes to Financial Statements.

Parametric
TABS Laddered Municipal Bond Funds
July 31, 2022
Statements of Operations (Unaudited)

	Six Months Ended July 31, 2022
	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund
Investment Income
Dividend income from affiliated investments	$ 21,563	$ 3,728
Interest income	755,077	198,473
Total investment income	$ 776,640	$ 202,201
Expenses
Investment adviser and administration fee	$ 141,720	$ 24,480
Distribution and service fees:
Class A	16,018	4,631
Class C	16,897	1,686
Trustees’ fees and expenses	3,317	690
Custodian fee	15,355	9,653
Transfer and dividend disbursing agent fees	16,921	4,271
Legal and accounting services	20,913	18,171
Printing and postage	4,650	43
Registration fees	27,842	21,498
Miscellaneous	5,499	4,046
Total expenses	$ 269,132	$ 89,169
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 61,729	$ 52,740
Total expense reductions	$ 61,729	$ 52,740
Net expenses	$ 207,403	$ 36,429
Net investment income	$ 569,237	$ 165,772
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (986,888)	$ (812,012)
Investment transactions - affiliated investment	(457)	230
Net realized loss	$ (987,345)	$ (811,782)
Change in unrealized appreciation (depreciation):
Investments	$ (1,898,236)	$ (806,834)
Investments - affiliated investment	1	—
Net change in unrealized appreciation (depreciation)	$(1,898,235)	$ (806,834)
Net realized and unrealized loss	$(2,885,580)	$(1,618,616)
Net decrease in net assets from operations	$(2,316,343)	$(1,452,844)
16
See Notes to Financial Statements.

Parametric
TABS Laddered Municipal Bond Funds
July 31, 2022
Statements of Changes in Net Assets

	Six Months Ended July 31, 2022 (Unaudited)
	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 569,237	$ 165,772
Net realized loss	(987,345)	(811,782)
Net change in unrealized appreciation (depreciation)	(1,898,235)	(806,834)
Net decrease in net assets from operations	$ (2,316,343)	$ (1,452,844)
Distributions to shareholders:
Class A	$ (70,976)	$ (37,455)
Class C	(6,158)	(2,105)
Class I	(494,093)	(126,453)
Total distributions to shareholders	$ (571,227)	$ (166,013)
Transactions in shares of beneficial interest:
Class A	$ (3,596,507)	$ (1,607,476)
Class C	(143,145)	(219,371)
Class I	(904,014)	(4,710,852)
Net decrease in net assets from Fund share transactions	$ (4,643,666)	$ (6,537,699)
Net decrease in net assets	$ (7,531,236)	$ (8,156,556)
Net Assets
At beginning of period	$ 93,664,097	$ 19,904,920
At end of period	$86,132,861	$11,748,364
17
See Notes to Financial Statements.

Parametric
TABS Laddered Municipal Bond Funds
July 31, 2022
Statements of Changes in Net Assets — continued

	Year Ended January 31, 2022
	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 977,937	$ 388,711
Net realized gain	185,148	145,251
Net change in unrealized appreciation (depreciation)	(2,947,009)	(898,194)
Net decrease in net assets from operations	$ (1,783,924)	$ (364,232)
Distributions to shareholders:
Class A	$ (172,745)	$ (153,766)
Class C	(13,244)	(12,069)
Class I	(952,556)	(419,328)
Total distributions to shareholders	$ (1,138,545)	$ (585,163)
Transactions in shares of beneficial interest:
Class A	$ (7,808,204)	$ 498,946
Class C	(292,649)	(21,805)
Class I	11,542,612	(2,241,076)
Net increase (decrease) in net assets from Fund share transactions	$ 3,441,759	$ (1,763,935)
Net increase (decrease) in net assets	$ 519,290	$ (2,713,330)
Net Assets
At beginning of year	$ 93,144,807	$ 22,618,250
At end of year	$93,664,097	$19,904,920
18
See Notes to Financial Statements.

Parametric
TABS Laddered Municipal Bond Funds
July 31, 2022
Financial Highlights

	1-to-10 Year Laddered Fund — Class A
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 10.590	$ 10.910	$ 10.600	$ 10.240	$ 10.170	$ 10.120
Income (Loss) From Operations
Net investment income	$ 0.058	$ 0.102	$ 0.132	$ 0.172	$ 0.157	$ 0.129
Net realized and unrealized gain (loss)	(0.301)	(0.303)	0.308	0.360	0.070	0.050
Total income (loss) from operations	$ (0.243)	$ (0.201)	$ 0.440	$ 0.532	$ 0.227	$ 0.179
Less Distributions
From net investment income	$ (0.057)	$ (0.100)	$ (0.130)	$ (0.172)	$ (0.157)	$ (0.129)
From net realized gain	—	(0.019)	—	—	—	—
Total distributions	$ (0.057)	$ (0.119)	$ (0.130)	$ (0.172)	$ (0.157)	$ (0.129)
Net asset value — End of period	$10.290	$10.590	$10.910	$10.600	$10.240	$10.170
Total Return(1)(2)	(2.29)% (3)	(1.87)%	4.19%	5.23%	2.26%	1.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 10,477	$ 14,526	$ 22,853	$ 19,901	$ 17,978	$ 16,877
Ratios (as a percentage of average daily net assets):
Expenses (2)	0.65% (4)(5)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.11% (4)	0.92%	1.23%	1.64%	1.56%	1.25%
Portfolio Turnover	30% (3)	34%	81%	41%	91%	19%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.13%, 0.13%, 0.16%, 0.18%, 0.20% and 0.24% of average daily net assets for the six months ended July 31, 2022 and the years ended January 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser and administrator of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended July 31, 2022).
19
See Notes to Financial Statements.

Parametric
TABS Laddered Municipal Bond Funds
July 31, 2022
Financial Highlights — continued

	1-to-10 Year Laddered Fund — Class C
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 10.590	$ 10.910	$ 10.590	$ 10.240	$ 10.170	$ 10.120
Income (Loss) From Operations
Net investment income	$ 0.019	$ 0.019	$ 0.053	$ 0.093	$ 0.081	$ 0.052
Net realized and unrealized gain (loss)	(0.300)	(0.302)	0.318	0.350	0.070	0.050
Total income (loss) from operations	$ (0.281)	$ (0.283)	$ 0.371	$ 0.443	$ 0.151	$ 0.102
Less Distributions
From net investment income	$ (0.019)	$ (0.018)	$ (0.051)	$ (0.093)	$ (0.081)	$ (0.052)
From net realized gain	—	(0.019)	—	—	—	—
Total distributions	$ (0.019)	$ (0.037)	$ (0.051)	$ (0.093)	$ (0.081)	$ (0.052)
Net asset value — End of period	$10.290	$10.590	$10.910	$10.590	$10.240	$10.170
Total Return(1)(2)	(2.66)% (3)	(2.60)%	3.52%	4.35%	1.50%	1.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 3,345	$ 3,591	$ 3,994	$ 3,875	$ 3,951	$ 3,638
Ratios (as a percentage of average daily net assets):
Expenses (2)	1.40% (4)(5)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income	0.36% (4)	0.17%	0.48%	0.90%	0.80%	0.50%
Portfolio Turnover	30% (3)	34%	81%	41%	91%	19%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.13%, 0.13%, 0.16%, 0.18%, 0.20% and 0.24% of average daily net assets for the six months ended July 31, 2022 and the years ended January 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser and administrator of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended July 31, 2022).
20
See Notes to Financial Statements.

Parametric
TABS Laddered Municipal Bond Funds
July 31, 2022
Financial Highlights — continued

	1-to-10 Year Laddered Fund — Class I
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 10.600	$ 10.920	$ 10.610	$ 10.250	$ 10.180	$ 10.130
Income (Loss) From Operations
Net investment income	$ 0.069	$ 0.127	$ 0.159	$ 0.198	$ 0.182	$ 0.156
Net realized and unrealized gain (loss)	(0.299)	(0.301)	0.308	0.360	0.070	0.050
Total income (loss) from operations	$ (0.230)	$ (0.174)	$ 0.467	$ 0.558	$ 0.252	$ 0.206
Less Distributions
From net investment income	$ (0.070)	$ (0.127)	$ (0.157)	$ (0.198)	$ (0.182)	$ (0.156)
From net realized gain	—	(0.019)	—	—	—	—
Total distributions	$ (0.070)	$ (0.146)	$ (0.157)	$ (0.198)	$ (0.182)	$ (0.156)
Net asset value — End of period	$10.300	$10.600	$10.920	$10.610	$10.250	$10.180
Total Return(1)(2)	(2.17)% (3)	(1.62)%	4.45%	5.49%	2.51%	2.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 72,311	$ 75,548	$ 66,298	$ 47,792	$ 31,936	$ 42,106
Ratios (as a percentage of average daily net assets):
Expenses (2)	0.40% (4)(5)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.36% (4)	1.17%	1.46%	1.88%	1.79%	1.51%
Portfolio Turnover	30% (3)	34%	81%	41%	91%	19%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.13%, 0.13%, 0.16%, 0.18%, 0.20% and 0.24% of average daily net assets for the six months ended July 31, 2022 and the years ended January 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser and administrator of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended July 31, 2022).
21
See Notes to Financial Statements.

Parametric
TABS Laddered Municipal Bond Funds
July 31, 2022
Financial Highlights — continued

	10-to-20 Year Laddered Fund — Class A
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 11.230	$ 11.730	$ 11.410	$ 10.560	$ 10.530	$ 10.260
Income (Loss) From Operations
Net investment income	$ 0.106	$ 0.198	$ 0.218	$ 0.275	$ 0.272	$ 0.255
Net realized and unrealized gain (loss)	(0.941)	(0.389)	0.492	0.870	0.068	0.270
Total income (loss) from operations	$ (0.835)	$ (0.191)	$ 0.710	$ 1.145	$ 0.340	$ 0.525
Less Distributions
From net investment income	$ (0.105)	$ (0.198)	$ (0.215)	$ (0.277)	$ (0.271)	$ (0.255)
From net realized gain	—	(0.111)	(0.175)	(0.018)	(0.039)	—
Total distributions	$ (0.105)	$ (0.309)	$ (0.390)	$ (0.295)	$ (0.310)	$ (0.255)
Net asset value — End of period	$10.290	$11.230	$11.730	$11.410	$10.560	$10.530
Total Return(1)(2)	(7.44)% (3)	(1.69)%	6.35%	10.97%	3.30%	5.14%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 3,157	$ 5,139	$ 4,881	$ 970	$ 297	$ 336
Ratios (as a percentage of average daily net assets):
Expenses (2)	0.65% (4)(5)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	2.02% (4)	1.69%	1.79%	2.45%	2.59%	2.44%
Portfolio Turnover	34% (3)	24%	62%	33%	44%	53%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.69%, 0.53%, 0.61%, 0.94%, 1.25% and 1.42% of average daily net assets for the six months ended July 31, 2022 and the years ended January 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser and administrator of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended July 31, 2022).
22
See Notes to Financial Statements.

Parametric
TABS Laddered Municipal Bond Funds
July 31, 2022
Financial Highlights — continued

	10-to-20 Year Laddered Fund — Class C
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 11.230	$ 11.730	$ 11.410	$ 10.570	$ 10.540	$ 10.270
Income (Loss) From Operations
Net investment income	$ 0.072	$ 0.111	$ 0.135	$ 0.193	$ 0.194	$ 0.176
Net realized and unrealized gain (loss)	(0.946)	(0.389)	0.490	0.859	0.068	0.270
Total income (loss) from operations	$ (0.874)	$ (0.278)	$ 0.625	$ 1.052	$ 0.262	$ 0.446
Less Distributions
From net investment income	$ (0.066)	$ (0.111)	$ (0.130)	$ (0.194)	$ (0.193)	$ (0.176)
From net realized gain	—	(0.111)	(0.175)	(0.018)	(0.039)	—
Total distributions	$ (0.066)	$ (0.222)	$ (0.305)	$ (0.212)	$ (0.232)	$ (0.176)
Net asset value — End of period	$10.290	$11.230	$11.730	$11.410	$10.570	$10.540
Total Return(1)(2)	(7.79)% (3)	(2.43)%	5.56%	10.04%	2.53%	4.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 217	$ 476	$ 522	$ 521	$ 331	$ 380
Ratios (as a percentage of average daily net assets):
Expenses (2)	1.40% (4)(5)	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income	1.25% (4)	0.95%	1.14%	1.73%	1.85%	1.66%
Portfolio Turnover	34% (3)	24%	62%	33%	44%	53%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.69%, 0.53%, 0.61%, 0.94%, 1.25% and 1.42% of average daily net assets for the six months ended July 31, 2022 and the years ended January 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser and administrator of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended July 31, 2022).
23
See Notes to Financial Statements.

Parametric
TABS Laddered Municipal Bond Funds
July 31, 2022
Financial Highlights — continued

	10-to-20 Year Laddered Fund — Class I
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 11.230	$ 11.730	$ 11.410	$ 10.560	$ 10.530	$ 10.270
Income (Loss) From Operations
Net investment income	$ 0.121	$ 0.228	$ 0.248	$ 0.304	$ 0.298	$ 0.281
Net realized and unrealized gain (loss)	(0.933)	(0.390)	0.491	0.869	0.069	0.261
Total income (loss) from operations	$ (0.812)	$ (0.162)	$ 0.739	$ 1.173	$ 0.367	$ 0.542
Less Distributions
From net investment income	$ (0.118)	$ (0.227)	$ (0.244)	$ (0.305)	$ (0.298)	$ (0.282)
From net realized gain	—	(0.111)	(0.175)	(0.018)	(0.039)	—
Total distributions	$ (0.118)	$ (0.338)	$ (0.419)	$ (0.323)	$ (0.337)	$ (0.282)
Net asset value — End of period	$10.300	$11.230	$11.730	$11.410	$10.560	$10.530
Total Return(1)(2)	(7.24)% (3)	(1.45)%	6.61%	11.25%	3.56%	5.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 8,374	$ 14,290	$ 17,216	$ 12,708	$ 8,415	$ 8,358
Ratios (as a percentage of average daily net assets):
Expenses (2)	0.40% (4)(5)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.25% (4)	1.94%	2.10%	2.73%	2.85%	2.65%
Portfolio Turnover	34% (3)	24%	62%	33%	44%	53%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.69%, 0.53%, 0.61%, 0.94%, 1.25% and 1.42% of average daily net assets for the six months ended July 31, 2022 and the years ended January 31, 2022, 2021, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser and administrator of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended July 31, 2022).
24
See Notes to Financial Statements.

Parametric
TABS Laddered Municipal Bond Funds
July 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of six funds, two of which, each diversified, are included in these financial statements. They include Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (1-to-10 Year Laddered Fund) and Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund (10-to-20 Year Laddered Fund) (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2022, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
25

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TABS Laddered Municipal Bond Funds
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Notes to Financial Statements (Unaudited) — continued

E  Legal Fees—Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Interim Financial Statements—The interim financial statements relating to July 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2022, as determined on a federal income tax basis, were as follows:
	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund
Aggregate cost	$ 85,027,798	$11,424,534
Gross unrealized appreciation	$ 963,292	$ 171,171
Gross unrealized depreciation	(1,651,678)	(381,767)
Net unrealized depreciation	$ (688,386)	$ (210,596)
26

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TABS Laddered Municipal Bond Funds
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to each Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
	Annual Fee Rate
Average Daily Net Assets	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund
Up to $1 billion	0.3200%	0.3200%
$1 billion but less than $2.5 billion	0.3075%	0.3075%
$2.5 billion but less than $5 billion	0.2950%	0.2950%
$5 billion and over	0.2875%	0.2875%
For the six months ended July 31, 2022, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund
Investment Adviser and Administration Fee	$141,720	$24,480
Effective Annual Rate	0.32%	0.32%
Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of each Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Funds.
Effective April 26, 2022, the Funds may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by each Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by each Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2022, the investment adviser and administration fee paid was reduced by $2,661 and $606 for 1-to-10 Year Laddered Fund and 10-to-20 Year Laddered Fund, respectively, relating to each Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, each Fund may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
EVM and Parametric have agreed to reimburse each Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 0.65%, 1.40% and 0.40% of each Fund’s average daily net assets for Class A, Class C and Class I, respectively. These agreements may be changed or terminated after May 31, 2023. Pursuant to these agreements, EVM and Parametric were allocated $59,068 and $52,134 in total of operating expenses of 1-to-10 Year Laddered Fund and 10-to-20 Year Laddered Fund, respectively, for the six months ended July 31, 2022.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended July 31, 2022 were as follows:
	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund
EVM's Sub-Transfer Agent Fees	$1,024	$ 580
EVD's Class A Sales Charges	$ 80	$ —
27

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TABS Laddered Municipal Bond Funds
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2022 for Class A shares amounted to the following:
	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund
Class A Distribution and Service Fees	$16,018	$4,631
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended July 31, 2022, the Funds paid or accrued to EVD the following distribution fees:
	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund
Class C Distribution Fees	$12,673	$1,264
Pursuant to the Class C Plan, the Funds also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2022 amounted to the following:
	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund
Class C Service Fees	$4,224	$422
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2022, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:
	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund
Class A	$25,000	$ —
Class C	$ 500	$ —
28

Parametric
TABS Laddered Municipal Bond Funds
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, for the six months ended July 31, 2022 were as follows:
	1-to-10 Year Laddered Fund	10-to-20 Year Laddered Fund
Purchases	$25,693,729	$ 4,733,717
Sales	$38,455,015	$12,095,002
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:
1-to-10 Year Laddered Fund
	Six Months Ended July 31, 2022 (Unaudited)			Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	28,560	$ 296,362	556,525	$ 6,050,061
Issued to shareholders electing to receive payments of distributions in Fund shares	6,896	70,776	15,497	167,915
Redemptions	(388,836)	(3,963,645)	(1,294,640)	(14,026,180)
Net decrease	(353,380)	$ (3,596,507)	(722,618)	$ (7,808,204)
Class C
Sales	24,597	$ 249,617	33,698	$ 366,553
Issued to shareholders electing to receive payments of distributions in Fund shares	600	6,158	1,221	13,244
Redemptions	(39,167)	(398,920)	(61,857)	(672,446)
Net decrease	(13,970)	$ (143,145)	(26,938)	$ (292,649)
Class I
Sales	2,501,238	$ 25,706,655	3,090,695	$ 33,631,922
Issued to shareholders electing to receive payments of distributions in Fund shares	48,017	493,372	87,577	949,843
Redemptions	(2,654,977)	(27,104,041)	(2,122,112)	(23,039,153)
Net increase (decrease)	(105,722)	$ (904,014)	1,056,160	$ 11,542,612
29

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TABS Laddered Municipal Bond Funds
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

10-to-20 Year Laddered Fund
	Six Months Ended July 31, 2022 (Unaudited)			Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	27,998	$ 294,604	182,612	$ 2,139,678
Issued to shareholders electing to receive payments of distributions in Fund shares	3,574	37,455	13,227	153,766
Redemptions	(182,497)	(1,939,535)	(154,396)	(1,794,498)
Net increase (decrease)	(150,925)	$(1,607,476)	41,443	$ 498,946
Class C
Sales	—	$ —	15,466	$ 182,531
Issued to shareholders electing to receive payments of distributions in Fund shares	200	2,105	1,038	12,069
Redemptions	(21,434)	(221,476)	(18,628)	(216,405)
Net decrease	(21,234)	$ (219,371)	(2,124)	$ (21,805)
Class I
Sales	96,606	$ 1,029,488	712,417	$ 8,326,515
Issued to shareholders electing to receive payments of distributions in Fund shares	12,055	126,418	35,986	418,129
Redemptions	(567,381)	(5,866,758)	(943,932)	(10,985,720)
Net decrease	(458,720)	$(4,710,852)	(195,529)	$ (2,241,076)
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended July 31, 2022.
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TABS Laddered Municipal Bond Funds
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

9  Investments in Affiliated Funds
At July 31, 2022, the value of the investments in affiliated funds was $9,072,724 for 1-to-10 Year Laddered Fund, representing 10.5% of its net assets and $1,013,601 for 10-to-20 Year Laddered Fund, representing 8.7% of its net assets. Transactions in affiliated funds by the Funds for the six months ended July 31, 2022 were as follows:
1-to-10 Year Laddered Fund
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$9,633,863	$15,094,195	$(24,727,602)	$ (457)	$ 1	$ —	$ 1,729	—
Liquidity Fund	—	41,186,229	(32,113,505)	—	—	9,072,724	19,834	9,072,724
Total				$(457)	$ 1	$9,072,724	$21,563
10-to-20 Year Laddered Fund
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$1,399,552	$3,905,604	$(5,305,386)	$ 230	$ —	$ —	$ 154	—
Liquidity Fund	—	9,891,942	(8,878,341)	—	—	1,013,601	3,574	1,013,601
Total				$ 230	$ —	$1,013,601	$3,728
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Funds' investments, which are carried at value, were as follows:
1-to-10 Year Laddered Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 75,266,688	$ —	$ 75,266,688
Short-Term Investments	9,072,724	—	—	9,072,724
Total Investments	$9,072,724	$75,266,688	$ —	$84,339,412
31

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TABS Laddered Municipal Bond Funds
July 31, 2022
Notes to Financial Statements (Unaudited) — continued

10-to-20 Year Laddered Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 10,200,337	$ —	$ 10,200,337
Short-Term Investments	1,013,601	—	—	1,013,601
Total Investments	$1,013,601	$10,200,337	$ —	$11,213,938
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Funds' performance, or the performance of the securities in which the Funds invest.
32

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TABS Laddered Municipal Bond Funds
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Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.
33

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Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreements between each of Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund and Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund (together, the “Funds”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreements between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to each Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for each Fund.
34

Parametric
TABS Laddered Municipal Bond Funds
July 31, 2022
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreements and the sub-advisory agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes to such personnel. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreements and the abilities and experience of Sub-adviser’s investment professionals in implementing the investment strategies of each Fund. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in the Sub-adviser’s tax-advantaged bond strategies group and the investment professionals in the Adviser’s and Sub-adviser’s municipal research groups in managing the Funds and other funds and accounts that invest primarily in municipal bonds and employ tax-advantaged bond and laddered strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreements and the sub-advisory agreements.
Fund Performance
The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to each Fund for the one-, three- and five-year periods ended December 31, 2021. In this regard, the Board noted that the performance of each Fund was higher than the median performance of such Fund’s peer group for the three-year period. The Board also noted that the performance of each Fund was higher than such Fund’s benchmark index for the three-year period. The Board concluded that the performance of each Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on each Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.
35

Parametric
TABS Laddered Municipal Bond Funds
July 31, 2022
Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Funds and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.
36

Parametric
TABS Laddered Municipal Bond Funds
July 31, 2022
Liquidity Risk Management Program

Each Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. Each Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of each Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews each Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of each Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of each Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, each Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
37

Parametric
TABS Laddered Municipal Bond Funds
July 31, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
38

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
39

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
40

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
41

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 260-0761
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

19417    7.31.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: September 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: September 16, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: September 16, 2022